As filed with the U.S. Securities and Exchange Commission on September 24, 2024

1933 Act File No. 333-[ ]

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

Pre-Effective Amendment No.         Post-Effective Amendment No. ___

Managed Portfolio Series
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices, Zip Code)

(414) 516-1712
(Registrant’s Telephone Number)

Brian R. Wiedmeyer, President and Principal Executive Officer
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copy to:

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP.
2005 Market Street, Suite 2600
Philadelphia, PA 19103

Title of Securities being Registered: Retail Class Shares and Institutional Class Shares of Leuthold Core Investment Fund and Leuthold Global Fund. Shares of Leuthold Select Industries ETF, Leuthold Grizzly Short Fund and Leuthold Core ETF
Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.
No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

Leuthold Funds, Inc.
Leuthold Core Investment Fund
Leuthold Global Fund
Leuthold Select Industries Fund
Leuthold Grizzly Short Fund
Leuthold Core ETF

Dear Shareholder:
I am writing to let you know that a meeting (the “Meeting”) of shareholders of the Leuthold Core Investment Fund (the “Target Core Fund”), Leuthold Global Fund (the “Target Global Fund”), Leuthold Select Industries Fund (“Target Select Industries Fund”), Leuthold Grizzly Short Fund (“Target Grizzly Fund”) and Leuthold Core ETF (“Target Core ETF”, and together with the Target Core Fund, Target Global Fund, Target Select Industries Fund and Target Grizzly Fund, the “Target Funds”) has been scheduled for [December 12], 2024, at [10:00] a.m., Central time, to be held at 150 South Fifth Street, Suite 1700, Minneapolis, MN 55402. If you plan to attend the Meeting, please follow the registration instructions as outlined in the enclosed Proxy Statement/Prospectus. The Meeting has been called to consider an important proposal affecting each Target Fund. The enclosed Proxy Statement/Prospectus describes a proposal to reorganize the Target Core Fund, Target Global Fund, Target Select Industries Fund, Target Grizzly Fund and Target Core ETF into newly created series within Managed Portfolio Series (the “Acquiring Entity”), which are called the Leuthold Core Investment Fund (the “Acquiring Core Fund”), Leuthold Global Fund (the “Acquiring Global Fund”), Leuthold Select Industries ETF (“Acquiring Select Industries ETF”), Leuthold Grizzly Short Fund (“Acquiring Grizzly Fund”) and Leuthold Core ETF (“Acquiring Core ETF”, and together with the Acquiring Core Fund, Acquiring Global Fund, Acquiring Select Industries ETF and Acquiring Grizzly Fund, the “Acquiring Funds”).
Note that the proposed reorganization of the Target Select Industries Fund includes the conversion of the Target Select Industries Fund, which currently operates as a mutual fund, into an exchange-traded fund (“ETF”). As a result, as discussed in greater detail in the enclosed Proxy Statement/Prospectus, Target Select Industries Fund shareholders will need brokerage accounts with the ability to transact in ETF shares to receive shares of the Acquiring Select Industries ETF in connection with the proposed reorganization. Each other proposed reorganization will result in the Acquiring Fund maintaining the same structure (mutual fund or ETF) as the corresponding Target Fund.
If the Reorganization is approved by Target Select Industries Fund shareholders, shareholders holding their shares in an account unable to transact in ETFs will have their shares redeemed and the proceeds sent to them on or before [ ], 2024 unless they (i) transfer their Target Select Industries Fund shares to a brokerage account eligible to transact in ETFs, or (ii) for shareholders holding their shares directly with U.S. Bank Global Fund Services (“GFS”), provide GFS with instructions to transfer their Target Select Industries Fund shares to a brokerage account eligible to transact in ETFs. If you have a retirement account, your share redemption will be an age-based distribution with federal withholding on the liquidation date. Please also note that state withholding may also apply. Checks will be mailed to your address of record. You may have a limited time, typically 60 days, to reinvest the proceeds to avoid tax consequences. Call 1-800-273-6886 for more information.

Shareholders of each Target Fund will receive shares of the corresponding Acquiring Fund in a transaction that is intended to be a tax-free transaction under the Internal Revenue Code of 1986, as amended. However, as a result of its conversion to an ETF structure that does not issue fractional shares, the redemption of fractional mutual fund shares of the Target Select Industries Fund prior to its reorganization, as discussed in greater detail in the enclosed Proxy Statement/Prospectus, will result in the recognition of gain or loss to Target Select Industries Fund shareholders.
If approved by shareholders, the Reorganizations (defined below) will occur on or about [December 12], 2024. On that date, each Acquiring Fund will acquire all of the assets and assume all of the liabilities of the corresponding Target Fund; shareholders of the Target Funds will receive a number of full and fractional shares (as applicable) of each designated class of the corresponding Acquiring Funds equal in aggregate net asset value to such shareholder’s shares of the designated class of the Target Fund held at the time of the exchange; and the Target Funds will be dissolved (each transaction with respect to each Target Fund and its corresponding Acquiring Fund, a “Reorganization,” and together the “Reorganizations”). The merger of each Target Fund into its corresponding Acquiring Fund will be treated as a separate Reorganization. Shareholders of each Target Fund will vote separately to approve the applicable Reorganization. The enclosed Proxy Statement/Prospectus describes the Reorganizations in greater detail and contains important information about the Acquiring Funds.
The Reorganizations have been carefully reviewed by the Target Funds’ Board of Directors (the “Target Fund Board”). The Target Fund Board is responsible for protecting your interests as a shareholder. The Target Fund Board believes the Reorganizations are in the best interests of the Target Funds and approved the Reorganizations on August 20, 2024. The Target Fund Board recommends that you vote in favor of the proposals and approve the Reorganizations.
Please read the enclosed materials and cast your vote on the proxy card(s) or by telephone or via the internet. Please vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be. Thank you for your participation in this important initiative.
Sincerely,

/s/ John C. Mueller
John C. Mueller
President
[ ], 2024

Leuthold Funds, Inc.
150 South Fifth Street, Suite 1700
Minneapolis, MN 55402

Notice of Special Meeting of Shareholders of the
Leuthold Core Investment Fund
Leuthold Global Fund
Leuthold Select Industries Fund
Leuthold Grizzly Short Fund
Leuthold Core ETF
A special meeting (the “Meeting”) of shareholders of the Leuthold Core Investment Fund (the “Target Core Fund”), Leuthold Global Fund (the “Target Global Fund”), Leuthold Select Industries Fund (“Target Select Industries Fund”), Leuthold Grizzly Short Fund ("Target Grizzly Fund") and Leuthold Core ETF (“Target Core ETF”, and together with the Target Core Fund, Target Global Fund, Target Select Industries Fund and Target Grizzly Fund, the “Target Funds”), each a series of Leuthold Funds, Inc. (the “Target Entity”), has been scheduled for [December 12], 2024, at [10:00] a.m., Central time, to be held at 150 South Fifth Street, Suite 1700 Minneapolis, MN 55402, to vote on the following proposals (the “Proposals”), and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:
Proposal for the Leuthold Core Investment Fund:
To approve an Agreement and Plan of Reorganization by and between Leuthold Funds, Inc. (the “Target Entity”) and Managed Portfolio Series (the “Acquiring Entity”) which provides for the reorganization of the Leuthold Core Investment Fund (the “Target Core Fund”) into a newly created series within the Acquiring Entity which is also called the Leuthold Core Investment Fund (the “Acquiring Core Fund”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Core Fund by the Acquiring Core Fund in exchange for shares of the Acquiring Core Fund; (b) the distribution of such shares to the shareholders of the Target Core Fund; and (c) the liquidation and termination of the Target Core Fund (the “Core Fund Reorganization”).
Proposal for the Leuthold Global Fund:
To approve an Agreement and Plan of Reorganization by and between Leuthold Funds, Inc. (the “Target Entity”) and Managed Portfolio Series (the “Acquiring Entity”) which provides for the reorganization of the Leuthold Global Fund (the “Target Global Fund”) into a newly created series within the Acquiring Entity which is also called the Leuthold Global Fund (the “Acquiring Global Fund”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Global Fund by the Acquiring Global Fund in exchange for shares of the Acquiring Global Fund; (b) the distribution of such shares to the shareholders of the Target Global Fund; and (c) the liquidation and termination of the Target Global Fund (the “Global Fund Reorganization”).
Proposal for the Leuthold Select Industries Fund:
To approve an Agreement and Plan of Reorganization by and between Leuthold Funds, Inc. (the “Target Entity”) and Managed Portfolio Series (the “Acquiring Entity”) which provides for the reorganization of the Leuthold Select Industries Fund (the “Target Select Industries Fund”) into a newly created series within the Acquiring Entity which is called the Leuthold Select Industries ETF (the “Acquiring Select Industries ETF”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Select Industries Fund by the Acquiring Select Industries ETF in exchange for shares of the Acquiring Select Industries ETF; (b) the distribution of such shares to the shareholders of the Target Select Industries Fund; and (c) the liquidation and termination of the Target Select Industries Fund (the “Select Industries Fund Reorganization”). The proposed reorganization of the Target Select Industries Fund includes the conversion of the Target Select Industries Fund, which currently operates as a mutual fund, into exchange-traded fund (“ETF”).
Proposal for the Leuthold Grizzly Short Fund:
To approve an Agreement and Plan of Reorganization by and between Leuthold Funds, Inc. (the “Target Entity”) and Managed Portfolio Series (the “Acquiring Entity”) which provides for the reorganization of the Leuthold Grizzly Short Fund (the “Target Grizzly Fund”) into a newly created series within the Acquiring Entity which is also called the Leuthold Grizzly Short Fund (the “Acquiring Grizzly Fund”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Grizzly Fund by the Acquiring Grizzly Fund in exchange for shares of the Acquiring Grizzly Fund; (b) the distribution of such shares to the shareholders of the Target Grizzly Fund; and (c) the liquidation and termination of the Target Grizzly Fund (the “Global Fund Reorganization”).
Proposal for the Leuthold Core ETF:
To approve an Agreement and Plan of Reorganization by and between Leuthold Funds, Inc. (the “Target Entity”) and Managed Portfolio Series (the “Acquiring Entity”) which provides for the reorganization of the Leuthold Core ETF (the “Target Core

ETF”) into a newly created series within the Acquiring Entity which is also called the Leuthold Core ETF (the “Acquiring Core ETF”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Core ETF by the Acquiring Core ETF in exchange for shares of the Acquiring Core ETF; (b) the distribution of such shares to the shareholders of the Target Core ETF; and (c) the liquidation and termination of the Target Core ETF (the “Core ETF Reorganization”).
A Proposal will be completed with respect to the applicable Target Fund only if the Target Fund’s shareholders approve the Proposal. Shareholders of each Target Fund will vote separately to approve the applicable Proposal. Fund shareholders of record as of the close of business on [October 10], 2024 are entitled to receive notice of, and to vote at, the Meeting or any adjournment thereof. If any other proposals in addition to the Proposals properly come before the Meeting or any adjournment or postponement thereof, then the shareholders of each Target Fund will vote separately on each such proposal. Shareholders of each class of the Target Funds are entitled to vote on the Proposals.
The Target Entity’s Board of Directors (the "Target Fund Board") has approved the Agreement and Plan of Reorganization for each Target Fund and recommends that shareholders of each Target Fund cast their vote “FOR” the Proposal as described in the accompanying Proxy Statement/Prospectus.
Please vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or by voting by telephone or via the internet using the instructions on the proxy card. If you are voting by mail, please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned. Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by participating in the Meeting and casting your vote. Revocations must be received prior to the start of the Meeting, which is currently scheduled for [December 12], 2024, at [10:00] a.m., Central time.

By order of the Target Fund Board,
/s/ John C. Mueller
John C. Mueller
President
[ ], 2024

Leuthold Core Investment Fund
Leuthold Global Fund
Leuthold Select Industries Fund
Leuthold Grizzly Short Fund
Leuthold Core ETF
each a series of
Leuthold Funds, Inc.
150 South Fifth Street, Suite 1700
Minneapolis, MN 55402
(800) 273-6886
(800) 306-8117 (Leuthold Core ETF)

Leuthold Core Investment Fund
Leuthold Global Fund
Leuthold Select Industries ETF
Leuthold Grizzly Short Fund
Leuthold Core ETF
each a series of
Managed Portfolio Series
615 East Michigan Street
Milwaukee, Wisconsin 53202
(414) 516-1712

Proxy Statement/Prospectus
[ ], 2024

This Proxy Statement/Prospectus is provided in connection with the solicitation of proxies to be voted at a special meeting of shareholders (the “Meeting”) of the Leuthold Core Investment Fund (the “Target Core Fund”), Leuthold Global Fund (the “Target Global Fund”), Leuthold Select Industries Fund (“Target Select Industries Fund”), Leuthold Grizzly Short Fund (“Target Grizzly Fund”) and Leuthold Core ETF (“Target Core ETF”, and together with the Target Core Fund, Target Global Fund, Target Select Industries Fund and Target Grizzly Fund, the “Target Funds”), each a series of Leuthold Funds, Inc. (the “Target Entity”). The Meeting is scheduled for [December 12], 2024, at [10:00] a.m., Central time, held at 150 South Fifth Street, Suite 1700 Minneapolis, MN 55402. At the Meeting, you and other shareholders of the Target Funds will be asked to consider and vote upon the following proposals (the “Proposals”) and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

Proposal for the Leuthold Core Investment Fund:
To approve an Agreement and Plan of Reorganization by and between Leuthold Funds, Inc. (the “Target Entity”) and Managed Portfolio Series (the “Acquiring Entity”) which provides for the reorganization of the Leuthold Core Investment Fund (the “Target Core Fund”) into a newly created series within the Acquiring Entity which is also called the Leuthold Core Investment Fund (the “Acquiring Core Fund”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Core Fund by the Acquiring Core Fund in exchange for shares of the Acquiring Core Fund; (b) the distribution of such shares to the shareholders of the Target Core Fund; and (c) the liquidation and termination of the Target Core Fund (the “Core Fund Reorganization”).
Proposal for the Leuthold Global Fund:
To approve an Agreement and Plan of Reorganization by and between Leuthold Funds, Inc. (the “Target Entity”) and Managed Portfolio Series (the “Acquiring Entity”) which provides for the reorganization of the Leuthold Global Fund (the “Target Global Fund”) into a newly created series within the Acquiring Entity which is also called the Leuthold Global Fund (the “Acquiring Global Fund”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Global Fund by the Acquiring Global Fund in exchange for shares of the Acquiring Global Fund; (b) the distribution of such shares to the shareholders of the Target Global Fund; and (c) the liquidation and termination of the Target Global Fund (the “Global Fund Reorganization”).

Proposal for the Leuthold Select Industries Fund:
To approve an Agreement and Plan of Reorganization by and between Leuthold Funds, Inc. (the “Target Entity”) and Managed Portfolio Series (the “Acquiring Entity”) which provides for the reorganization of the Leuthold Select Industries Fund (the “Target Select Industries Fund”) into a newly created series within the Acquiring Entity which is called the Leuthold Select Industries ETF (the “Acquiring Select Industries ETF”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Select Industries Fund by the Acquiring Select Industries ETF in exchange for shares of the Acquiring Select Industries ETF; (b) the distribution of such shares to the shareholders of the Target Select Industries Fund; and (c) the liquidation and termination of the Target Select Industries Fund (the “Select Industries Fund Reorganization”). The proposed reorganization of the Target Select Industries Fund includes the conversion of the Target Select Industries Fund, which currently operates as a mutual fund, into exchange-traded fund (“ETF”).
Proposal for the Leuthold Grizzly Short Fund:
To approve an Agreement and Plan of Reorganization by and between Leuthold Funds, Inc. (the “Target Entity”) and Managed Portfolio Series (the “Acquiring Entity”) which provides for the reorganization of the Leuthold Grizzly Short Fund (the “Target Grizzly Fund”) into a newly created series within the Acquiring Entity which is also called the Leuthold Grizzly Short Fund (the “Acquiring Grizzly Fund”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Grizzly Fund by the Acquiring Grizzly Fund in exchange for shares of the Acquiring Grizzly Fund; (b) the distribution of such shares to the shareholders of the Target Grizzly Fund; and (c) the liquidation and termination of the Target Grizzly Fund (the “Global Fund Reorganization”).
Proposal for the Leuthold Core ETF:
To approve an Agreement and Plan of Reorganization by and between Leuthold Funds, Inc. (the “Target Entity”) and Managed Portfolio Series (the “Acquiring Entity”) which provides for the reorganization of the Leuthold Core ETF (the “Target Core ETF”) into a newly created series within the Acquiring Entity which is also called the Leuthold Core ETF (the “Acquiring Core ETF”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Core ETF by the Acquiring Core ETF in exchange for shares of the Acquiring Core ETF; (b) the distribution of such shares to the shareholders of the Target Core ETF; and (c) the liquidation and termination of the Target Core ETF (the “Core ETF Reorganization”).

If shareholders of the Target Funds vote to approve the Agreement and Plan of Reorganization (the “Plan”), shareholders of the Target Funds will receive shares of their corresponding Acquiring Core Fund, Acquiring Global Fund, Acquiring Select Industries ETF, Acquiring Grizzly Fund or Acquiring Core ETF (each, an Acquiring Fund,” and together, the “Acquiring Funds”) in the respective Core Fund Reorganization, Global Fund Reorganization, Select Industries Fund Reorganization, Grizzly Fund Reorganization or Core ETF Reorganization (each, a “Reorganization,” and together, the “Reorganizations”) (in the corresponding share class) having a total dollar value equal to the value of their investment in the Target Funds immediately prior to the Reorganizations (minus any redeemed fractional shares prior to the Reorganizations for the Target Select Industries Fund), as determined pursuant to the Plan. The Target Funds will then be liquidated and dissolved.

Note that the proposed Reorganization of the Target Select Industries Fund includes the conversion of the Target Select Industries Fund, which currently operates as a mutual fund, into an ETF. As a result, as discussed in greater detail in this Proxy Statement/Prospectus, Target Select Industries Fund shareholders will need brokerage accounts with the ability to transact in ETF shares to receive shares of the Acquiring Select Industries ETF in connection with the proposed Reorganizations. Each other proposed Reorganization will result in the Acquiring Fund maintaining the same structure (mutual fund or ETF) as the corresponding Target Fund.

If the Reorganization is approved by Target Select Industries Fund shareholders, shareholders holding their shares in an account unable to transact in ETFs will have their shares redeemed and the proceeds sent to them on or before [ ], 2024 unless they (i) transfer their Target Select Industries Fund shares to a brokerage account eligible to transact in ETFs, or (ii) for shareholders holding their shares directly with U.S. Bank Global Fund Services (“GFS”), provide GFS with instructions to transfer their Target Select Industries Fund shares to a brokerage account eligible to transact in ETFs. If you have a retirement account, your share redemption will be an age-based distribution with federal withholding on the liquidation date. Please also note that state withholding may also apply. Checks will be mailed to your address of record. You may have a limited time, typically 60 days, to reinvest the proceeds to avoid tax consequences. Call 1-800-273-6886 for more information.

The Reorganizations are anticipated to be tax-free transactions for the Target Funds and their shareholders. However, the redemption of fractional mutual fund shares of the Target Select Industries Fund prior to its reorganization into the Target Select Industries ETF, as discussed in greater detail in this Proxy Statement/Prospectus, will result in the recognition of gain or loss to Target Select Industries Fund shareholders. This is because the Acquiring Select Industries ETF, as an ETF, does not issue fractional shares.

The Target Entity’s Board of Directors (the “Target Fund Board”) has approved the Plan and has determined that approval of the Reorganizations is in the best interests of the Target Funds, and that the interests of the existing shareholders of the Target Funds will not be diluted as a result of the Reorganizations. Accordingly, the Target Fund Board recommends that shareholders of the Target Funds vote “FOR” the Proposals.

The Target Fund Board has fixed the close of business on [October 10], 2024 as the record date (“Record Date”) for the determination of Target Fund shareholders entitled to notice of and to vote at the Meeting and at any adjournment or postponement thereof. Shareholders will be entitled to one vote for each share of each Target Fund held (and a proportionate fractional vote for each fractional share held). The merger of each Target Fund into its corresponding Acquiring Fund will be treated as a separate Reorganization. Shareholders of each Target Fund will vote separately to approve the applicable Reorganization. If any other proposals in addition to the Proposals properly come before the Meeting or any adjournment or postponement thereof, then the shareholders of the Target Funds will vote separately on each such proposal.

This Proxy Statement/Prospectus sets forth certain information about the Reorganizations and the Acquiring Funds that you should consider before voting on the Proposals or investing in the Acquiring Funds. You should retain this information for future reference. The Target Entity and Acquiring Entity are separate registered open-end management investment companies. This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed to eligible shareholders [beginning] on or about [October 31], 2024.

Additional information is available in the following materials:

•the Statement of Additional Information dated [ ] 2024, relating to this Proxy Statement/Prospectus (the “Proxy Statement SAI”);

•Prospectus dated January 31, 2024 for the Target Funds, as amended and supplemented (“Target Fund Prospectus”) (File no. 811-09094);

•Statement of Additional Information dated January 31, 2024 for the Target Funds, as amended and supplemented (“Target Fund SAI”) (File no. 811-09094); and

•The Target Funds’ audited financial statements and related report of the independent registered public accounting firm included in the Target Funds’ Annual Report to Shareholders for the fiscal year ended September 30, 2023 (the “Target Fund Annual Report”). The financial highlights for the Target Funds contained in the Target Fund Annual Report are included in this Proxy Statement/Prospectus as Exhibit C.

•The Target Funds’ Semi-Annual Report to Shareholders for the fiscal period ended March 31, 2024 (the “Target Fund Semi-Annual Report”).

The Target Fund Prospectus and Statement of Additional Information to this Proxy Statement/Prospectus are incorporated herein by reference and are legally deemed to be part of this Proxy Statement/Prospectus. The Target Funds’ Prospectus, SAI, and Annual Report are available on the Target Funds’ website at https://funds.leutholdgroup.com. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s email address (publicinfo@sec.gov) or by writing the SEC’s public reference library, SEC, Washington, D.C. 20549-1520.

The documents listed above are on file with the U.S. Securities and Exchange Commission (the “SEC”). Copies of the Target Funds’ documents are also available at no cost by calling 1-800-273-6886. You may also obtain these documents from the SEC’s website at www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE U.S. SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE ACQUIRING FUNDS IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU MAY LOSE MONEY BY INVESTING IN THE ACQUIRING FUNDS.

TABLE OF CONTENTS

PAGE
SUMMARY OF KEY INFORMATION
Why are you sending me the Proxy Statement/Prospectus?
On What am I being asked to Vote?
What are the reasons for the proposed Reorganizations?
How will the investments of the Acquiring Fund be managed?
Has the Target Fund Board approved the Reorganizations?
What effect will the Reorganizations have on me as a shareholder?
How do the Funds’ investment objectives and principal investment strategies compare?
How do the Funds’ expenses compare?
Expense Example
How do the performance records of the Funds compare?
How do the investment advisory and distribution arrangements for the Funds compare?
How do the Boards and the Funds’ other service providers compare?
How do the Target Fund’s and Acquiring Fund’s purchase and redemption procedures and exchange policies compare?
How do the Funds’ sales charges and distribution arrangements compare?
Will there be any tax consequences resulting from the Reorganizations?
Will my dividends be affected by the Reorganizations?
When are the Reorganizations expected to occur?
How do I cast my vote?
Who will pay for the Reorganizations?
What if I do not wish the Target Fund to participate in the Reorganizations?
May I revoke my proxy?
Where can I find more information about the Target Funds?
ADDITIONAL INFORMATION ABOUT THE FUNDS
Comparison of Investment Objectives and Principal Investment Strategies
Portfolio Managers
Comparison of Principal Risks of Investing in the Funds
Comparison of Fundamental and Non-Fundamental Investment Restrictions
Comparison of Shareholder Rights
THE PROPOSED REORGANIZATIONS
Target Fund Board Considerations in Approving the Reorganizations
Summary of Agreement and Plan of Reorganization
Costs of the Reorganizations
U.S. Federal Income Tax Considerations
Accounting Survivorship
Target Fund Board Recommendation
VOTING INFORMATION
Proxy Statement/Prospectus
Quorum Requirement And Adjournment
Vote Necessary to Approve the Proposal

Proxy Solicitation
Share Ownership by Large Shareholders, Management and Directors
OTHER MATTERS
Capitalization
Dissenters’ Rights
Shareholder Proposals
Legal Matters
Auditors
EXHIBITS
EXHIBIT A Ownership of the Target Fund	A-1
EXHIBIT B Form of Agreement and Plan of Reorganization	B-1
EXHIBIT C Financial Highlights	C-1

NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS REGARDING THE REORGANIZATION OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS OR RELATED SOLICITATION MATERIALS ON FILE WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION, AND YOU SHOULD NOT RELY ON SUCH OTHER INFORMATION OR REPRESENTATIONS.

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Plan, and/or in the Prospectus and SAI of the Target Funds. Shareholders should read the entire Proxy Statement/Prospectus, the Target Fund Prospectus, and the Target Fund SAI carefully for more complete information.

WHY ARE YOU SENDING ME THE PROXY STATEMENT/PROSPECTUS?

You are receiving this Proxy Statement/Prospectus because you own shares in a Target Fund as of the Record Date and, therefore, have the right to vote on the very important Proposals described herein concerning the Target Funds. This Proxy Statement/Prospectus contains information that shareholders should know before voting on the Proposals. This document is both a proxy statement of the Target Funds and also a prospectus for the Acquiring Funds.

ON WHAT AM I BEING ASKED TO VOTE?

You are being asked to approve a Plan under which the Target Core Fund would be reorganized into the Acquiring Core Fund, the Target Global Fund would be reorganized into the Acquiring Global Fund, the Target Select Industries Fund would be reorganized into the Acquiring Select Industries ETF, the Target Grizzly Fund would be reorganized into the Acquiring Grizzly Fund, and the Target Core ETF would be reorganized into the Acquiring Core ETF, in each case within the Acquiring Entity. The Plan, with respect to the Target Funds, provides for: (a) the transfer of all of the assets of the Target Funds to the corresponding Acquiring Funds in exchange for shares of the Acquiring Funds and the Acquiring Funds’ assumption of all of the Target Funds’ liabilities; (b) the distribution of shares of the corresponding classes of the Acquiring Funds to the shareholders of the Target Funds; and (c) the liquidation and termination of the Target Funds. The proposed Reorganization of the Target Select Industries Fund includes the conversion of the Target Select Industries Fund, which currently operates as a mutual fund, into an exchange-traded fund (“ETF”). Each other proposed Reorganization will result in the Acquiring Fund maintaining the same structure (mutual fund or ETF, as applicable) as the corresponding Target Fund.

Each Acquiring Fund has the same portfolio management team and investment objective, and substantially similar investments policies, strategies, and risks as the corresponding Target Fund. As a result of the Reorganizations (if approved by shareholders), Target Fund shareholders will become Acquiring Fund shareholders, and will receive shares in the corresponding Acquiring Fund’s share class having a total dollar value equal to the total dollar value of the shares such shareholder held in the Target Fund immediately prior to the Reorganizations (minus any redeemed fractional shares prior to the Reorganizations for the Target Select Industries Fund). Target Fund shareholders will receive shares of the Acquiring Funds as set forth in the table below:

Target Fund Class	Corresponding Acquiring Fund Class
Target Core Fund - Retail Class Shares	Acquiring Core Fund - Retail Class Shares
Target Core Fund - Institutional Class Shares	Acquiring Core Fund - Institutional Class Shares
Target Global Fund - Retail Class Shares	Acquiring Global Fund - Retail Class Shares
Target Global Fund - Institutional Class Shares	Acquiring Global Fund - Institutional Class Shares
Target Select Industries Fund	Acquiring Select Industries ETF
Target Grizzly Fund	Acquiring Grizzly Fund
Target Core ETF	Acquiring Core ETF

    Shareholders of each Target Fund will vote separately on the applicable Reorganization and the merger of each Target Fund into the corresponding Acquiring Fund will be treated as a separate Reorganization. Accordingly, shareholder approval and consummation of any other Reorganization are not contingent on shareholder approval and consummation of any other Reorganization. Approval of the shareholders of a Target Fund is needed to proceed with the Proposal with respect to the Target Fund. The Meeting will be held on [December 12], 2024 to consider the Proposals. If shareholders of a Target Fund do not approve the Reorganization, the Target Fund Board will consider what further actions to take with respect to such Target Fund, which could include liquidating the Target Fund, proposing a reorganization to a different acquiring fund or having the Target Fund continue as a series of the Target Entity.

WHAT ARE THE REASONS FOR THE PROPOSED REORGANIZATIONS?

The primary purpose of the Reorganizations is to provide shareholders with the opportunity to continue their Leuthold fund investments within a larger multiple series trust investment company that offers a well resourced infrastructure, including in particular expertise and support for compliance and regulatory matters impacting the Target Funds. The potential benefits of the multiple series trust platform include (a) the potential for economies of scale and lower expenses over time due to the larger asset size and potential for asset growth of the multiple series trust platform and the ability for fixed costs to be allocated across a larger asset base; and (b) greater access to professionals and other resources of the platform including resources to navigate increasing industry complexity and regulatory changes. These benefits will allow Leuthold to focus on investment-related services.

The Target Funds, managed by Leuthold Group, LLC (d/b/a Leuthold Weeden Capital Management) (“Leuthold” or the “Adviser”), as of March 31, 2024, had approximately $764.7 million in assets. The Acquiring Entity is a multi-series registered investment company created and operated by GFS. It is designed to allow third-party advisers to create and manage separate mutual funds or ETFs within the Acquiring Entity and thereby benefit from efficiencies and economies of scale associated with sharing a common investment company structure with other funds. As of September 30, 2023, the Acquiring Entity consisted of 32 separate funds with approximately $12.2 billion in combined assets. Leuthold anticipates that, following the proposed Reorganizations, each Acquiring Fund’s annual fund operating expenses will be equal to or lower than the corresponding Target Fund’s current annual fund operating expenses. See “How do the Funds’ Expenses Compare?” below.

Special Note For Leuthold Select Industries Fund Shareholders – ETF Conversion
With respect to the Target Select Industries Fund, the proposed Reorganization includes the conversion of the Target Select Industries Fund, which currently operates as a mutual fund, to an ETF structure (“Conversion”). To date, the Target Select Industries Fund has not been successful at growing its assets in a traditional mutual fund structure. Leuthold and the Target Fund Board believe that the Conversion will offer: (i) the Acquiring Select Industries ETF a better opportunity to grow its asset base by expanding its pool of potential investors; (ii) benefits related to the management of capital gains distributions as a result of the ETF structure, allowing for potentially greater tax efficiency for shareholders; and (iii) potential benefits related to additional liquidity for shareholders, as shareholders will be able to purchase or sell shares at any time during market hours, assuming there is sufficient volume.

The following are some unique features of ETFs, as compared to mutual funds:

Transparency: compared to mutual funds, ETFs generally operate with relatively more transparency as to their portfolio holdings. Following the Reorganization, the Acquiring Select Industries ETF, like other transparent ETFs, including the Acquiring Core ETF, will make its portfolio holdings publicly available each day.

Tax Efficiency: typically, when the portfolio securities of a mutual fund are sold, either to rebalance holdings or to raise cash for redemptions, the sale can generate a capital gain or loss that will have an impact on all taxable shareholders of the mutual fund if such fund distributes (or is deemed to distribute) net capital gains to shareholders. In contrast, the mechanics of the creation and redemption process for ETFs facilitates the contribution of and redemption of securities in kind. The in-kind redemption of securities by an ETF to satisfy redemption requests generally does not trigger the recognition of a capital gain or loss by such ETF. As a result, such ETF is less likely to make a capital gain distribution to eliminate entity level taxation, thereby enabling shareholders in the ETF to only recognize a capital gain or loss on their investment in the ETF when they sell their ETF shares.

Sales on an Exchange throughout the Day: ETFs provide shareholders with the opportunity to purchase and sell shares throughout the day at market-determined prices, instead of being required to wait to make a purchase or redemption at the next-calculated NAV per share at the end of the trading day. This means that when an investor decides to purchase or redeem shares of an ETF, the shareholder can act on that decision immediately by contacting the shareholder’s broker to execute the trade. However, the market price of the ETF may be higher (premium) or lower (discount) than the ETF’s NAV per share, and might not be the same as the ETF’s next calculated NAV at the close of the trading day.

Sales only through a Broker: unlike a mutual fund’s shares, individual shares of ETFs are not available for purchase or sale directly through the ETF. Instead, individual ETF shares may only be purchased and sold in secondary market transactions through an authorized participant, typically a broker-dealer (“APs”), who purchase and redeem shares at NAV only in large blocks known as “creation units” generally consisting of 25,000 shares. Only APs may acquire shares from an ETF directly and only APS may tender their shares directly to the ETF, at NAV. When buying or selling shares through a financial intermediary, a shareholder may incur brokerage or other charges determined by the financial intermediary, although ETFs trade with no transaction fees on many platforms. In addition, a shareholder of an ETF may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because ETF shares trade at market prices rather than at NAV, shares of an ETF may trade at a price less than (discount) or greater than (premium) the portfolio’s NAV. The trading prices of an ETF’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for the ETF’s shares and shares of the underlying securities held by the ETF, economic conditions and other factors, versus that of an ETF’s NAV, which is calculated at the end of each business day.

In considering the Reorganizations and the Plan, the Target Fund Board considered these and other factors in concluding that the Reorganizations would be in the best interest of each Target Fund and its shareholders. The Target Fund Board’s considerations are described in more detail in the section below entitled “THE PROPOSED REORGANIZATIONS -- Target Fund Board Considerations in Approving the Reorganizations”.

HOW WILL THE INVESTMENTS OF THE ACQUIRING FUND BE MANAGED?

The portfolio management team that serves each Target Fund will remain the portfolio management team for the corresponding Acquiring Fund following the Reorganizations. This Proxy Statement/Prospectus provides biographical information about the key individuals who comprise the Target Funds' respective portfolio management team.

HAS THE TARGET FUND BOARD APPROVED THE REORGANIZATIONS?

Yes. As discussed in more detail in the Proxy Statement/Prospectus, the Target Fund Board carefully reviewed and considered each Reorganization and the Plan and, upon the recommendation of Leuthold, the investment adviser to each Target Fund, unanimously approved the Plan and the Reorganizations. The Target Fund Board unanimously recommends that shareholders of the Target Funds vote “For” the Proposals, and thereby approve the Plan and Reorganizations.

WHAT EFFECT WILL THE REORGANIZATIONS HAVE ON ME AS A SHAREHOLDER?

As a result of the Reorganizations, you will become a shareholder of the corresponding Acquiring Fund. Immediately after the Reorganizations, you will own shares of the corresponding share class of the corresponding Acquiring Fund having a total dollar value equal to the dollar value of the shares of the Target Fund that you owned immediately prior to the Reorganizations (minus any fractional shares redeemed for Target Select Industries Fund shareholders). Leuthold will serve as the investment adviser to each Acquiring Fund, and will continue to manage the assets according to the same investment objective and investment philosophy currently in effect for each corresponding Target Fund.

Special Note For Leuthold Select Industries Fund Shareholders – ETF Conversion
For the Acquiring Select Industries ETF, as a result of the Conversion to an ETF structure, your shares will be transferred to your brokerage account If the Reorganization is approved by Target Select Industries Fund shareholders, shareholders holding their shares in an account unable to transact in ETFs will have their shares redeemed and the proceeds sent to them on or before [ ], 2024 unless they (i) transfer their Target Select Industries Fund shares to a brokerage account eligible to transact in ETFs, or (ii) for shareholders holding their shares directly with U.S. Bank Global Fund Services ("GFS"), provide GFS with instructions to transfer their Target Select Industries Fund shares to a brokerage account eligible to transact in ETFs. If you have a retirement account, your share redemption will be an age-based distribution with federal withholding on the liquidation date. Please also note that state withholding may also apply. Checks will be mailed to your address of record. You may have a limited time, typically 60 days, to reinvest the proceeds to avoid tax consequences. Call 1-800-273-6886 for more information.

Shares of the Acquiring Select Industries ETF are not issued in fractional shares. As a result, shareholders who hold fractional shares of Target Select Industries Fund will have such fractional shares redeemed at NAV prior to the Reorganization, resulting in a small cash payment, which will be taxable.

After the Reorganization, individual shares of the Acquiring Select Industries ETF may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems. Should you decide to purchase or sell shares of the Acquiring Select Industries ETF after the Reorganization, you will need to place a trade through a broker who will execute your trade on an exchange at prevailing market prices. Because Acquiring Select Industries ETF shares trade at market prices rather than at NAV, Acquiring Select Industries ETF shares may trade at a price less than (discount) or greater than (premium) the Acquiring Select Industries ETF’s NAV. As with all ETFs, your broker may charge a commission for purchase and sales transactions, although ETFs trade with no transaction fees on many platforms.

•Brokerage Account Requirement

The following provides information to determine whether you will need to take action prior to the Reorganization with respect to your Target Select Industries Fund shares based on the characteristics of your account.

Accounts that Require No Action
If you hold your shares of the Target Select Industries Fund in a brokerage account that permits you to purchase securities traded in the stock market, such as ETFs or other types of stocks, then you will not need to take any action with respect to your account prior to the Reorganization to receive ETF shares of the Acquiring Select Industries ETF.

Accounts that Require Action
Direct Accounts – If you hold your shares of the Target Select Industries Fund in an account directly with the Target Select Industries Fund at the Target Select Industries Fund’s transfer agent, you should transfer your shares to a brokerage account prior to the Reorganization. You have a Transfer Agent Account if you receive quarterly account statements directly from a Target Select Industries Fund and not from a third-party broker-dealer. If you do not set up a brokerage account that permits investment in ETF shares, you will not receive ETF shares of the Target Select Industries ETF as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal to the NAV of your Target Select Industries Fund shares, which will generally be a taxable event for U.S. federal income tax purposes.

Non-Accommodating Brokerage Accounts – If you hold your shares of the Target Select Industries Fund in a brokerage account that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investment in ETF shares. If such change is not made prior to the Reorganization, you will not receive ETF shares of the Target Select Industries ETF as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal to the NAV of your Target Select Industries Fund shares, which will generally be a taxable event for U.S. federal income tax purposes.

Retirement Accounts Held with Financial Intermediary – If you hold your shares of the Target Select Industries Fund in an individual retirement account or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you will need to transfer your shares to a brokerage account that permits investment in ETF shares prior to the Reorganization or, your financial intermediary may transfer your shares to a brokerage account that permits transactions in ETF shares prior to the Reorganization. If such change is not made prior to the Reorganization, you will not receive ETF shares of the Target Select Industries ETF as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal to the NAV of your Target Select Industries Fund shares. Further, your share redemption will be an age-based distribution with federal withholding on the liquidation date.

Directly Held Retirement and Qualified Accounts – If you own shares of the Target Select Industries Fund directly with the Fund in a retirement account, such as an IRA, or directly held qualified account, you need to (i) transfer your Target Select Industries Fund shares to a brokerage account that permits investments in ETF shares and be established as a qualified account, as applicable, prior to the Reorganization, or (ii) provide instructions for the exchange or reinvestment of Target Select Industries Fund shares into a brokerage account that permits investments in ETF and be established as a qualified account, as applicable, prior to the Reorganization. If such a change is not made before the Reorganization, you will not receive shares of the Target Select Industries ETF as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Target Select Industries Fund shares.

In some cases, the liquidation of a shareholder’s investment and return of cash, or the transfer of a shareholder’s investment, may be subject to fees and expenses and may also be subject to U.S. federal income taxation. It may take some time for a shareholder to receive the cash. Shareholders should consult with their financial intermediary or tax and financial advisors for more information on the impact the Reorganization will have on you and your investments.

If you are unsure about the ability of your account to accept ETF shares, contact your financial advisor or other financial intermediary.

•Transfer to a Brokerage Account that Accepts ETF Shares

Transferring your shares from the Target Select Industries Fund’s transfer agent to a brokerage account should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to your broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with the Target Select Industries Fund into your brokerage account. Also inform your broker that such an account will need to be set up to accept ETF shares. If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account.

We suggest you provide your broker with a copy of your quarterly statement from the Target Select Industries Fund. Your broker will require your account number with the Target Select Industries Fund, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.

If you hold your shares in a Non-Accommodating Brokerage Account, the broker where you hold the Target Select Industries Fund shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker right away to make the necessary changes to your account.

For information about an account, you can contact the transfer agent by calling 1-800-273-6886.

If you hold your shares in a retirement account, the financial intermediary where you hold the Target Select Industries Fund shares should be able to assist you in transferring your shares to a brokerage account that permits investment in ETF shares. Contact your financial intermediary right away to make the necessary changes to your retirement account.

If you do not wish to exchange your shares of the Target Select Industries Fund for ETF shares of the Target Select Industries ETF, you must liquidate your shares of the Target Select Industries Fund prior to the consummation of the Reorganization. Shareholders who hold their shares in retirement accounts generally will not be subject to U.S. federal income taxation if they liquidate their holdings prior to the Reorganization and do not withdraw such proceeds from their retirement accounts. If a shareholder chooses to liquidate their shares of the Target Select Industries Fund instead of exchanging such shares for ETF shares of the Target Select Industries ETF, it is recommended that the shareholder consult with their tax advisor.

HOW DO THE FUNDS’ INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES COMPARE?

Investment Objectives.
The investment objectives of each Acquiring Fund and its corresponding Target Fund are identical. Each has an investment objective that may be changed without shareholder approval upon at least 60 days’ prior written notice to shareholders. The investment objectives are as follows:

Target Fund and Acquiring Fund Investment Objectives

Core Fund seeks capital appreciation and income (or “total return”).

Global Fund seeks capital appreciation and income (or “total return”).

Select Industries seeks capital appreciation.

Grizzly Short Fund seeks capital appreciation.

Core ETF seeks capital appreciation and income (or “total return”).

Principal Investment Strategies.
Core Fund – The principal investment strategies of the Target Core Fund and the Acquiring Core Fund are substantially similar.  Each is a “flexible” fund, meaning that it allocates its investments among:
•Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options, and American Depositary Receipts, and short sales of equity securities);

•Bonds and other debt securities (including U.S. and some developed and emerging foreign government-related securities (including those issued by sovereign and local governments and their sponsored entities), U.S. and some foreign corporate securities, and securitized debts, both above and below investment grade, speculative investments also known as “junk bonds”);
•Real estate investment trusts;
•Commodities (including both physical commodities and commodity-based exchange-traded funds); and
•Money market instruments;
in proportions which reflect the judgment of Leuthold of the potential returns and risks of each asset class. Leuthold considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures. Leuthold analyzes the factors listed as a whole and does not rely on any one factor to make allocation decisions. Leuthold’s Major Trend Index is designed to recognize the stock market’s overall underlying health in terms of its longer-term path. This analysis of the investment environment guides Leuthold’s decision about how much risk is prudent to take within the the Fund’s equity allocation.

The Fund expects that normally:
•30% to 70% of its net assets will be invested in common stocks and other equity securities;
•30% to 70% of its net assets will be invested in bonds and other debt securities (other than money market instruments), except during prolonged periods of low interest rates; and
•up to 20% of its assets will be invested in money market instruments.
The Fund’s investments in common stocks and other equity securities may consist of:
•Large, mid, or small capitalization common stocks;
•Growth stocks, value stocks, or cyclical stocks;
•Aggressive stocks or defensive stocks;
•Stocks in any industry or sector;
•Equity mutual funds and exchange-traded funds;
•Stocks in emerging and less developed markets;
•Common stocks of foreign issuers; and
•Options.
In investing in equity securities and debt securities, Leuthold uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Select Industries Strategy). Pursuant to the Select Industries Strategy, Leuthold believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. Leuthold considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. Leuthold currently monitors about 120 groups. The major types of groups Leuthold monitors as part of the Select Industries Strategy are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

In implementing the Select Industries Strategy, Leuthold uses a proprietary model that evaluates sectors, groups and individual securities using a number of factors. Factors evaluated under the model include:
•Technical: measures of equity performance that differentiate groups that have outperformed versus underperformed

•Relative Value: finding undervalued industries and groups relative to their fundamentals, such as earnings, sales, cash flow book value
•Growth: industry groups with the ability to persistently grow earnings and revenues
•Profitability: industries that generate a high degree of consistent profitability
•Very Long Momentum: identify through securities’ price action industries that are overbought or oversold
•Capital Discipline: companies that have favorable debt to equity ratios
Leuthold constructs the Select Industries Strategy portfolio by first evaluating industry sectors and industry groups to help determine attractive segments of the market, evaluating factors related to each sector and group. Each factor is assigned a potential weight determined by Leuthold based on its experience with equity group analysis. Industries that exhibit particularly strong leadership and/or appear poised to gain momentum in the existing market environment are chosen for possible inclusion in the portfolio.
Following the selection of attractive groups, individual securities are chosen by Leuthold using the selection model. Securities scoring in the upper tiers by the selection model are typically considered for investment. Equity portfolio weightings are determined in part by market capitalization, stock score, and trading volume.

Global Fund – The principal investment strategies of the Target Global Fund and the Acquiring Global Fund are substantially similar.  Each is a “flexible” fund, meaning that it allocates its investments in global developed and emerging markets among the following asset classes, in proportions which reflect the judgment of Leuthold of the potential returns and risks of each asset class:
•Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options, and American Depositary Receipts, and short sales of equity securities);
•Bonds and other debt securities (including global developed and emerging government-related securities (including those issued by sovereign and local governments and their sponsored entities), global corporate securities, and securitized debts, both above and below investment grade, speculative investments also known as “junk bonds”); and
•Money market instruments from around the world.

Leuthold considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures. Normally, the portfolio will be invested at least 40% of its assets in securities from international markets, unless market conditions are not deemed favorable by Leuthold, in which case the portfolio may invest less than 40% of its assets in securities from international markets (but in any event not less than 30%). While at least 40% of the Fund’s assets will be invested in securities from international markets, the Fund’s investments will be allocated among the following categories, with portions of each being made up of domestic and international securities:
•30% to 70% of its net assets will be invested in common stocks and other equity securities;
•30% to 70% of its net assets will be invested in bonds and other debt securities (other than money market instruments), except during prolonged periods of low interest rates; and
•up to 20% of its assets will be invested in money market instruments.
The Fund’s investments in common stocks and other equity securities may consist of the following from around the world:
•Large, mid, or small capitalization common stocks;

•Growth stocks, value stocks, or cyclical stocks;
•Aggressive stocks or defensive stocks;
•Stocks in any industry or sector;
•Equity mutual funds and exchange-traded funds; and
•Options.
In investing in equity securities and debt securities, Leuthold utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Global Group Strategy). Leuthold will invest in domestic and foreign companies of all sizes and industries as well as in “growth” stocks and “value” stocks. Leuthold currently monitors about 90 global groups. The major types of groups Leuthold monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

Select Industries – The principal investment strategies of the Target Select Industries Fund and the Acquiring Select Industries ETF are substantially similar.  Each invests substantially all of its assets in equity securities traded in the U.S. securities markets (including common stocks, preferred stocks, convertible preferred stocks, warrants, options, and American Depositary Receipts). Each invests in companies of all sizes and industries as well as in “growth” stocks and “value” stocks. In investing in equity securities, each uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Select Industries Strategy).

Pursuant to the Select Industries Strategy, Leuthold believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. Leuthold considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. Leuthold currently monitors about 120 groups. The major types of groups Leuthold monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors.”

Grizzly Fund – The principal investment strategies of the Target Grizzly Fund and the Acquiring Grizzly Fund are substantially similar.  Each sells stocks and exchange traded funds short. Short selling involves the sale of borrowed securities. The aggregate amount of outstanding securities sold short typically will be approximately equal to, or slightly less than, the net assets of the Target Grizzly Fund and the Acquiring Grizzly Fund. Leuthold believes that in all market conditions there will exist some companies whose stocks are overvalued by the market and that capital appreciation can be realized by selling short those stocks. However, the best overall results typically will be achieved in declining stock markets. In rising stock markets the risk of loss is likely.

In determining which stocks to sell short, Leuthold calculates a quantitative index for each security that it follows that is designed to identify those securities that are most likely to decline in price or underperform the market (the “Vulnerability Index”). Leuthold calculates the Vulnerability Index for a universe of roughly 1500 securities that are the largest and most liquid securities that trade on domestic exchanges. In calculating a Vulnerability Index, Leuthold considers twelve or more components. Some of the components include fundamental factors such as earnings growth or dividends, while other components consider market factors such as institutional trading activity or insider buying or selling.

Core ETF – The principal investment strategies of the Target Core ETF and the Acquiring Core ETF are substantially similar.  Each is an actively-managed “exchange-traded fund of funds” and seeks to achieve its objective by investing primarily in other registered investment companies, including other actively-managed exchange-traded funds (“ETFs”) and index-based ETFs (collectively, “Underlying Funds”), that provide exposure to a broad range of asset classes. Each will not invest more than 25% in any Underlying Fund. The Underlying Funds may invest in equity securities of U.S. or foreign companies; debt obligations of U.S. or foreign companies or governments; or investments such as commodities, volatility indexes and managed futures. Each allocates its assets across asset classes, geographic regions, and industries, subject to certain diversification and liquidity considerations, with the goal of selecting those investments with the greatest opportunity to offer both capital appreciation and income opportunities. Investments in foreign countries may include exposure to emerging markets. Each generally defines emerging market countries as countries that are not included in the MSCI World Index of major world economies.

Leuthold uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through sector selection. Pursuant to this approach, Leuthold believes that as shifts among industry sectors in the equity market have become more dramatic, sector selection has become an important aspect in determining investment performance. Leuthold considers a sector to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. Examples include “Information Technology,” “Health Care,” and “Consumer Discretionary.” Leuthold continuously updates its investment discipline and adjusts the portfolio as necessary to keep the Target Core ETF and Acquiring Core ETF invested in sectors which the Leuthold believes are the most attractive.

In implementing its investment approach, Leuthold uses a proprietary model that evaluates sectors, groups and individual ETFs using a number of factors. Factors evaluated under the model include:
•Economic conditions: monetary factors, inflation and interest rate levels and trends, and investor confidence
•Technical: measures of equity performance that differentiate groups that have outperformed versus underperformed
•Relative Value: finding undervalued industries and groups relative to their fundamentals, such as earnings, sales, cash flow book value
•Growth: industry groups with the ability to persistently grow earnings and revenues
•Profitability: industries that generate a high degree of consistent profitability
•Very Long Momentum: identify through securities’ price action industries that are overbought or oversold
•Capital Discipline: companies that have favorable debt to equity ratios.

The Fund expects that normally:
•30% to 70% of its total assets will be invested in Underlying Funds that principally invest in common stocks and other equity securities (such Underlying Funds may invest principally in specific sectors of the economy, such as healthcare, financials, real estate, and energy or in broader swaths of domestic, foreign, or global equity market;
•30% to 70% of its net assets will be invested in Underlying Funds that principally invest in bonds and other debt securities (other than money market instruments), except during prolonged periods of low interest rates; and
•up to 20% of its assets will be invested in Underlying Funds that principally invest in near-cash investments, including money market instruments.

The Fund will invest in Underlying Investments that may include the following equity strategies:
•Large, mid, or small capitalization common stocks;
•Growth stocks, value stocks, or cyclical stocks;
•Aggressive stocks or defensive stocks;
•Stocks in any industry or sector;
•Stocks in emerging and less developed markets;
•Common stocks of foreign issuers; and
•Options.

HOW DO THE FUNDS’ EXPENSES COMPARE?

The following tables compare the annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of each Target Fund with the estimated (pro forma) expense ratio of the corresponding Acquiring Fund assuming completion of the Reorganization. You will indirectly pay various expenses because the Target Funds and the Acquiring Funds pay fees and expenses that reduce the return on your investment. The following tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Target Funds or the Acquiring Funds. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or expenses below. In addition, the Target Funds will pay a portion of the costs of the Reorganizations which are not reflected in the tables below. See the section below entitled “COSTS OF REORGANIZATIONS” for more information.

Leuthold has contractually agreed to limit each Acquiring Fund’s total net operating expense ratio (excluding certain types of expenses described below) for a period of at least two years from the closing date of the Reorganizations, at the rates set forth in the section below entitled “HOW DO THE INVESTMENT ADVISORY, OPERATING EXPENSES AND DISTRIBUTION ARRANGEMENTS FOR THE FUNDS COMPARE?”. With the exception of the Retail Class Shares of the Target Global Fund, the Target Funds’ expense ratios provided below are based on the audited financials for each Target Fund for the fiscal year ended September 30, 2023. For the Retail Class Shares of the Target Global Fund, for comparison purposes, the expense ratio below for Retail Class Shares assumes a full Rule 12b-1 Fee accrual even though this class did not accrue the full amount during the fiscal year ended September 30, 2023. The (pro forma) expense ratios show projected estimated expenses, but actual expenses may be higher or lower than those shown.

Core Fund
Shareholder Fees (fees paid directly from your investment)	Target Fund Retail Class Shares	Target Fund Institutional Class Shares	Acquiring Fund Retail Class Shares (pro forma)	Acquiring Fund Institutional Class Shares (pro forma)

Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	2.00%	2.00%	2.00%	2.00%
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Fund Retail Class Shares	Target Fund Institutional Class Shares	Acquiring Fund Retail Class Shares (pro forma)	Acquiring Fund Institutional Class Shares (pro forma)

Management Fees	0.90%	0.90%	0.90%	0.90%
Other Expenses	0.49%	0.39%	0.42%	0.32%
Shareholder Servicing Plan Fees	0.10%	None	0.10%	None
Dividends on Securities Sold Short	0.16%	0.16%	0.16%	0.16%
All Remaining Other Expenses	0.23%	0.23%	0.16%	0.16%
Acquired Fund Fees and Expenses(1)	0.05%	0.05%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.44%	1.34%	1.36%	1.26%
1.Acquired Fund Fees and Expenses are not directly borne by the Target Core Fund or Acquiring Core Fund, and they are not reflected in the Target Core Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Global Fund
Shareholder Fees (fees paid directly from your investment)	Target Fund Retail Class Shares	Target Fund Institutional Class Shares	Acquiring Fund Retail Class Shares (pro forma)	Acquiring Fund Institutional Class Shares (pro forma)

Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	2.00%	2.00%	2.00%	2.00%
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Fund Retail Class Shares	Target Fund Institutional Class Shares	Acquiring Fund Retail Class Shares (pro forma)	Acquiring Fund Institutional Class Shares (pro forma)

Management Fees	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	None	0.25%	None
Other Expenses	1.01%	1.01%	0.92%	0.92%
Dividends on Securities Sold Short	0.25%	0.25%	0.30%	0.30%
All Remaining Other Expenses	0.76%	0.76%	0.62%	0.62%
Acquired Fund Fees and Expenses(1)	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	2.20%	1.95%	2.11%	1.86%

1.Acquired Fund Fees and Expenses are not directly borne by the Target Global Fund or Acquiring Global Fund, and they are not reflected in the Target Global Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Select Industries
Shareholder Fees (fees paid directly from your investment)	Target Fund		Acquiring Fund (pro forma)

Redemption Fee	None		None
Exchange Fee	None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Fund		Acquiring Fund (pro forma)

Management Fees	1.00%		0.50%
Distribution (Rule 12b-1) Fees	None		None
Other Expenses	0.87%		0.64%
Shareholder Servicing Plan Fess	0.10%		None
All Remaining Other Expenses	0.77%		0.64%
Total Annual Fund Operating Expenses	1.87%		1.14%
Fee Waiver and/or Expense Reimbursement	-0.37%	(1)	-0.49%	(2)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%		0.65%

1.Leuthold has contractually agreed in the investment advisory agreement to waive its advisory fee to the extent necessary to insure that total annual fund operating expenses (excluding acquired fund fees and expenses) do not exceed 1.50% of the average daily net assets of the Target Fund. The expense limitation agreement will remain in effect until at least two years from the effective date of this Proxy Statement/Prospectus. The investment advisory agreement may be terminated by the Target Fund or the Leuthold for any reason upon sixty days’ prior written notice, but is expected to continue indefinitely. In any of the following three fiscal years, Leuthold may recover waived fees, but in no event may the Target Fund’s expenses exceed the expense limitation above.
2.Effective upon closing of the Reorganization, Leuthold has contractually agreed to waive a portion or all of its management fees and pay Acquiring Fund expenses (excluding any front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, such as litigation) in order to limit the total annual fund operating expenses to 0.65% of average daily net assets of the Acquiring Fund. Fees waived and expenses paid by Leuthold may be recouped by Leuthold for a period of 36 months following the day on which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement cannot be terminated through at least two years from the date of the Reorganization. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Acquiring Entity’s Board of Trustees (the “Acquiring Fund Board”) or Leuthold.

Grizzly Fund
Shareholder Fees (fees paid directly from your investment)	Target Fund	Acquiring Fund (pro forma)

Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Fund	Acquiring Fund (pro forma)

Management Fees	1.25%	1.25%
Distribution (Rule 12b-1) Fees	None	None
Other Expenses	1.60%	1.54%
Shareholder Servicing Plan Fees	0.04%	0.08%
Dividends on Securities Sold Short	1.08%	1.07%
All Remaining Other Expenses	0.34%	0.26%
Acquired Fund Fees and Expenses(1)	0.14%	0.13%
Total Annual Fund Operating Expenses	2.85%	2.79%
1.Acquired Fund Fees and Expenses are not directly borne by the Target Grizzly Fund or Acquiring Grizzly Fund, and they are not reflected in the Target Grizzly Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Core ETF
Shareholder Fees (fees paid directly from your investment)	Target Fund		Acquiring Fund (pro forma)

Redemption Fee	None		None
Exchange Fee	None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Fund		Acquiring Fund (pro forma)

Management Fees	0.50%		0.50%
Other Expenses	0.23%		0.48%
Acquired Fund Fees and Expenses(1)	0.21%		0.20%
Total Annual Fund Operating Expenses	0.94%		1.18%
Fee Waiver and/or Expense Reimbursement	-0.08%	(2)	-0.33%	(3)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%		0.85%
1.Acquired Fund Fees and Expenses are not directly borne by the Target Core ETF or Acquiring Core ETF, and they are not reflected in the Target Core ETF’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

2.Leuthold has contractually agreed to waive its advisory fee to the extent necessary to insure that total annual fund operating expenses (excluding acquired fund fees and expenses) do not exceed 0.65% of the average daily net assets of the Target Fund. The expense limitation agreement will remain in effect until at least two years from the effective date of this Proxy Statement/Prospectus. Leuthold may recover waived fees for three years from the time the expenses were waived or incurred, provided total expenses, including such recovery, are limited to the lesser of (1) the expense limitation in effect at the time of the waiver and (2) the expense limitation in effect at the time of recovery.
3.Effective upon closing of the Reorganization, Leuthold has contractually agreed to waive a portion or all of its management fees and pay Acquiring Fund expenses (excluding any front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, such as litigation) in order to limit the total annual fund operating expenses to 0.65% of average daily net assets of the Acquiring Fund. Fees waived and expenses paid by Leuthold may be recouped by Leuthold for a period of 36 months following the day on which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement cannot be terminated through at least two years from the date of the Reorganization. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Acquiring Entity’s Board of Trustees (the “Acquiring Fund Board”) or Leuthold.

EXPENSE EXAMPLE

The expense examples below are intended to help you compare the costs of investing in the Target Funds and the Acquiring Funds with the cost of investing in other funds. Pro forma combined costs of investing in the Acquiring Funds after giving effect to the Reorganization of the Target Funds into the Acquiring Funds are also provided. All costs are based upon the information set forth in the Fee Table above. The examples assume you invest $10,000 for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver (where applicable) for the contractual period above and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Target Core Fund	One Year	Three Years	Five Years	Ten Years
Retail Class Shares	$147	$456	$787	$1,724
Institutional Class Shares	$136	$425	$734	$1,613

Acquiring Core Fund (pro forma)	One Year	Three Years	Five Years	Ten Years
Retail Class Shares	$138	$431	$745	$1,635
Institutional Class Shares	$128	$400	$692	$1,523

Target Global Fund	One Year	Three Years	Five Years	Ten Years
Retail Class Shares	$223	$688	$1,180	$2,534
Institutional Class Shares	$198	$612	$1,052	$2,275

Acquiring Global Fund (pro forma)	One Year	Three Years	Five Years	Ten Years
Retail Class Shares	$214	$661	$1,134	$2,441
Institutional Class Shares	$189	$585	$1,006	$2,180

Target Select Industries Fund	One Year	Three Years	Five Years	Ten Years
	$153	$552	$977	$2,160

Acquiring Select Industries ETF (pro forma)	One Year	Three Years	Five Years	Ten Years
	$66	$262	$530	$1,296

Target Grizzly Fund	One Year	Three Years	Five Years	Ten Years
	$288	$883	$1,504	$3,176

Acquiring Grizzly Fund (pro forma)	One Year	Three Years	Five Years	Ten Years
	$282	$865	$1,474	$3,119

Target Core ETF	One Year	Three Years	Five Years	Ten Years
	$88	$319	$570	$1,287

Acquiring Core ETF (pro forma)	One Year	Three Years	Five Years	Ten Years
	$87	$308	$584	$1,371

HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

If the applicable Reorganization is approved, each Acquiring Fund will assume the performance history of the corresponding Target Fund. The Acquiring Funds do not have their own performance history because they have not yet commenced operations. The past performance of the Target Select Industries Predecessor Fund may have been different had it operated as an ETF rather than an open-end mutual fund, due to factors including, but not limited to, different fund expenses

HOW DO THE INVESTMENT ADVISORY, OPERATING EXPENSES AND DISTRIBUTION ARRANGEMENTS FOR THE FUNDS COMPARE?

Investment Advisory Arrangements. Leuthold serves as the investment adviser for the Target Funds and the Acquiring Funds. Leuthold is located at 150 South Fifth Street, Suite 1700, Minneapolis, MN 55402. Leuthold is organized as a Delaware limited liability company and is majority owned by current and former employees, with no single owner holding 25% or more of the firm.

With the exception of Leuthold Select Industries Fund, the contractual advisory fees for the Target Funds and the Acquiring Funds are the same and set forth below. Note that in a year where an Acquiring Fund recoups previously waived advisory fees, its contractual advisory fee plus recouped amounts could exceed the Target Fund’s contractual advisory fee.

Target Fund / Acquiring Fund	Advisory Fee Rate
Core Fund	0.90%
Global Fund	0.90%
Grizzly Fund	1.25%
Core ETF	0.50%
For the Leuthold Select Industries Fund, the Acquiring Select Industries ETF will have a lower contractual advisory fee than the Target Select Industries Fund, as follows:

Target Select Industries Fund Advisory Fee Rate	Acquiring Select Industries ETF Advisory Fee Rate
1.00%	0.50%

Operating Expenses

Both the Target Funds and the Acquiring Funds are subject to certain operating expense limitations.

Target Funds
Target Core Fund – Leuthold has undertaken to reimburse the Target Core Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee and other administration expenses, but excluding interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Target Core Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Target Core Fund are qualified for sale impose no such restrictions, 2%. As of the date hereof, no such state law provision was applicable. Additionally, Leuthold has voluntarily agreed to reimburse the Target Core Fund to the extent aggregate annual operating expenses as described above exceed 1.25% of the Target Core Fund’s daily net assets. If, in any of the three fiscal years following any fiscal year in which Leuthold has reimbursed the Target Core Fund for excess expenses, the Target Core Fund’s expenses, as a percentage of its average net assets, are less than the applicable expense ratio limit, the Target Core Fund shall repay Leuthold the amount Leuthold reimbursed the Target Core Fund; provided, however, that the Target Core Fund’s expense ratio shall not exceed the applicable limit.

Target Global Fund, Target Select Industries Fund, Target Grizzly Fund - Leuthold has undertaken to reimburse each of the Target Global Fund, Target Select Industries Fund and the Target Grizzly Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee and other administration expenses, but excluding interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed 1.85% of the average daily net assets of the Target Global Fund, 1.50% of the average daily net assets of the Target Select Industries Fund and 2.50% of the average daily net assets of the Target Grizzly Fund for such year, as determined by valuations made as of the close of each business day of the year. If, in any of the three fiscal years following any fiscal year in which Leuthold has reimbursed a Target Fund for excess expenses, such Target Fund’s expenses, as a percentage of such Fund’s average net assets, are less than the applicable expense ratio limit, such Target Fund shall repay to

Leuthold the amount Leuthold reimbursed the Target Fund; provided, however, that the Target Fund’s expense ratio shall not exceed the applicable limit.

Target Core ETF – Leuthold has undertaken to reimburse the Target Core ETF to the extent necessary to ensure that the total annual operating expenses of the Target Core ETF (excluding all federal, state and local taxes, interest expenses on borrowings, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.65% of the Target Core ETF’s average daily net assets. Leuthold may recover waived fees for three years from the time the expenses were waived or incurred, provided total expenses, including such recovery, are limited to the lesser of (1) the expense limitation in effect at the time of the waiver and (2) the expense limitation in effect at the time of recovery.

Note that the expense limitation arrangements for the Target Funds are pursuant to the Target Funds’ respective investment advisory agreements, whereas the expense limitation arrangements for the Acquiring Funds are pursuant to a separate expense limitation agreement. Because material amendments to the Target Funds’ respective investment advisory agreements require prior shareholder approval, Target Fund shareholders have greater control over the continuation of the expense limitation arrangements than Acquiring Funds shareholders who will not have the right to vote on amendments to the expense limitation agreement for the Acquiring Funds

Acquiring Funds
Pursuant to an operating expense limitation agreement, Leuthold has agreed to limit “Operating Expenses” with respect to each Acquiring Fund, which is defined to include all expenses necessary or appropriate for the operation of the Acquiring Fund, including Leuthold’s investment advisory or management fee, but does not include:
•for the Acquiring Core Fund and Acquiring Global Fund - Rule 12b-1 fees, shareholder servicing plan fees, front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, such as litigation; and
•for the Acquiring Select Industries ETF, Acquiring Grizzly Fund and Acquiring Core ETF - front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, such as litigation.

The limit for Operating Expenses for each Acquiring Fund is as follows:

Operating Expenses Limit
Acquiring Core Fund	1.25%
Acquiring Global Fund	1.85%
Acquiring Select Industries ETF	0.65%
Acquiring Grizzly Fund	2.50%
Acquiring Core ETF	0.65%

Leuthold retains its right to receive reimbursement of any excess expense payments paid by it pursuant to the Acquiring Funds’ operating expenses limitation agreement in future years for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The operating expenses limitation agreement is indefinite in term and cannot be terminated through at least two years from the date of the Reorganization.

In addition, set forth below are amounts, subject to future recoupment by Leuthold from the Acquiring Funds, for Target Fund advisory fees previously waived and/or expenses reimbursed by Leuthold, pursuant to the terms of the Target Funds’ investment advisory agreement. Such recoupment is only permissible if it does not cause the Acquiring Fund to exceed the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in effect at the time of recoupment. Note that there may additional amounts subject to future recoupment with respect to the current fiscal year ended September 30, 2024.

Target Select Industries Fund
Year of Expiration	Recoverable Amount
9/30/2024	$61,596
9/30/2025	$54,459
9/30/2026	$49,213

Target Core ETF
Year of Expiration	Recoverable Amount
9/30/2024	$109,766
9/30/2025	$75,400
9/30/2026	$48,986

Distribution. Quasar Distributors, LLC (“Quasar”), located at Three Canal Plaza, Suite 100, Portland, Maine 04101, serves as the distributor for the Target Funds and for the Acquiring Funds.

HOW DO THE BOARDS AND THE FUNDS' OTHER SERVICE PROVIDERS COMPARE?

The Target Entity and the Acquiring Entity have different boards of trustees/directors. However, the Target Funds and Acquiring Funds have the same principal service providers. The following table identifies the principal service providers of the Target Funds and the Acquiring Funds:

SERVICE PROVIDER	TARGET FUNDS / ACQUIRING FUNDS
Accounting Services/Administrator	U.S. Bank Global Fund Services
Transfer Agent	U.S. Bank Global Fund Services
Custodian	U.S. Bank National Association
Independent Registered Accounting Firm	Cohen & Company, Ltd.

HOW DO THE TARGET FUNDS' AND ACQUIRING FUNDS' PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE POLICIES COMPARE?

The Target Funds’ and Acquiring Funds’ purchase and redemption procedures are substantively the same, with the exception of the Leuthold Selective Industries Fund as a result of its Conversion from a mutual fund structure to an ETF structure.

For those Acquiring Funds and Target Funds that are mutual funds, you may purchase or redeem shares of each Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase shares at a Fund’s net asset value per share calculated after a Fund's Transfer Agent receives and accepts your purchase order in proper form.

Shares of ETFs are subject to difference purchase and redemption procedures than those applicable to mutual funds. With respect to the Acquiring Select Industries ETF and Acquiring Core ETF, as with the Target Core ETF, shares are, or will be, listed on NYSE Arca, Inc., and may only be bought and sold in the secondary market through a broker or dealer at a market price. Shares of the Acquiring Select Industries ETF will be listed under the ticker symbol LST. Shares of the Acquiring Core ETF will be listed under the ticker symbol LCR. In addition, each ETF directly issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (typically, broker-dealers) may purchase or redeem. Creation Units generally consist of 25,000 shares, though this may change from time to time.

All investment minimums currently enforced by the Target Funds will be the same for the Acquiring Funds. The Acquiring Funds’ investment minimums will not be enforced for the Reorganizations, as applicable.

HOW DO THE FUNDS' SALES CHARGES AND DISTRIBUTION ARRANGEMENTS COMPARE?

The Target Funds and Acquiring Funds do not charge front-end sales loads or contingent deferred sales charges. With the exception of the Leuthold Select Industries Fund, the Target Funds and Acquiring Funds have the same Rule 12b-1 fees and shareholder servicing plan fees as set forth in the following table:

Target Fund / Acquiring Fund	Maximum Rule 12b-1 Fee	Maximum Shareholder Servicing Plan Fee
Core Fund - Retail Class Shares	None	0.25%
Core Fund - Institutional Class Shares	None	None
Global Fund - Retail Class Shares	0.25%	None
Global Fund - Institutional Class Shares	None	None
Grizzly Fund	None	0.25%
Core ETF	0.25%*	None

* The Target Core ETF has adopted, but not implemented, a Rule 12b-1 Plan with a maximum annual rate of 0.25%. The Acquiring Core ETF will adopt a Rule 12b-1 Plan at the same rate. There is no present intention to implement the Rule 12b-1 Plan for either Fund.

For the Leuthold Select Industries Fund, the Acquiring Select Industries ETF will not charge a shareholder servicing fee, which is currently charged by the Target Select Industries Fund. However, the Acquiring Select Industries ETF will adopt, but not implement, a Rule 12b-1 Plan with a maximum annual rate of 0.25%. There is no present intention to implement the Rule 12b-1 Plan for the Acquiring Select Industries ETF.

Target Fund / Acquiring Fund	Maximum Rule 12b-1 Fee	Maximum Shareholder Servicing Plan Fee
Target Select Industries Fund	None	0.25%
Acquiring Select Industries ETF	0.25%	None

WILL THERE BE ANY TAX CONSEQUENCES RESULTING FROM THE REORGANIZATIONS?

Each Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). This means that, in general, the shareholders of a Target Fund will recognize no gain or loss for U.S. federal income tax purposes upon the exchange of all of their shares in the Target Fund for shares in the corresponding Acquiring Fund. Each Target Fund anticipates receiving a legal opinion from Stradley Ronon Stevens & Young, LLP as to this and other expected U.S. federal income tax consequences of the Reorganizations. However, the redemption of fractional mutual fund shares of the Target Select Industries Fund prior to its Reorganization into the Target Select Industries ETF will result in the recognition of gain or loss to Target Select Industries Fund shareholders. This is because Acquiring Select Industries ETF, as an ETF, does not issue fractional shares.

In addition, the tax basis and holding period of a shareholder’s Target Fund shares are expected to carry over to the Acquiring Fund shares the shareholder receives as a result of the applicable Reorganization (minus any fractional shares redeemed for Target Select Industries Fund shareholders). At any time prior to the consummation of a Reorganization, Target Fund shareholders may redeem their Target Fund shares, generally resulting in the recognition of gain or loss to such shareholders for U.S. federal income tax purposes. This Proxy Statement/Prospectus relates only to the U.S. federal income tax consequences of the Reorganizations. Shareholders should consult their tax adviser about state, local and foreign tax consequences of the Reorganizations, if any.

For more detailed information about the U.S. federal income tax consequences of the Reorganization, please refer to the section below entitled “THE PROPOSED REORGANIZATION – U.S. Federal Income Tax Considerations”.

WILL MY DIVIDENDS BE AFFECTED BY THE REORGANIZATIONS?

Core Fund, Global Fund, Grizzly Fund, Core ETF
No. With the exception of the Target Core ETF, each Target Fund and each Acquiring Fund generally distributes its net investment income quarterly and net capital gains, if any, at least annually. Both the Target Core ETF and Acquiring Core ETF generally distribute net investment income and net capital gains, if any, annually. Each Target Fund and each Acquiring Fund typically distributes net capital gains, if any, during the fourth calendar quarter.

Select Industries
Yes. Currently, the Target Select Industries Fund distributes its net investment income quarterly and net capital gains, if any, at least annually. Following the Reorganization, the Acquiring Select Industries ETF will distribute net investment income and net capital gains, if any, annually.

WHEN ARE THE REORGANIZATIONS EXPECTED TO OCCUR?

If shareholders of the Target Funds approve the Reorganizations, it is anticipated that the Reorganizations will occur on or around [December 12], 2024.

HOW DO I CAST MY VOTE?

There are several ways you can vote your shares, including by participating in the Meeting and casting your vote, by mail, by telephone, or via the internet. The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the Proposal, as recommended by the Target Fund Board, and in their best judgment on other matters to the extent permitted by the proxy rules of the U.S. Securities and Exchange Commission.

WHO WILL PAY FOR THE REORGANIZATIONS?

The total costs of the Reorganizations are estimated to be approximately $380,000. Of this amount, in recognition of the anticipated reduced costs for the Acquiring Funds over time as a result of the Reorganizations, the Target Funds will pay the costs of the Reorganizations up to, but not to exceed, $125,000. Leuthold will pay all additional costs of the Reorganizations above this amount. The allocation of this amount to the Target Funds shall be borne by each Target Fund in proportion to the average net assets held by the Target Funds collectively as of the close of business on September 30, 2023 and on August 29, 2024. The fees and expenses related to the Reorganizations include, but are not limited to, legal fees, project fees, auditor fees, proxy printing and mailing costs, and proxy solicitation costs.

WHAT IF I DO NOT WISH THE TARGET FUND TO PARTICIPATE IN THE REORGANIZATIONS?

If you do not wish to have your shares of a Target Fund exchanged for shares of the corresponding Acquiring Fund as part of the Reorganizations, you may vote against the Proposal and/or redeem your shares prior to the consummation of the Reorganizations. If you redeem your shares, and if you do not hold shares in a tax-advantaged account, you will generally recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

MAY I REVOKE MY PROXY?

    Any shareholder who has given a proxy has the right to revoke it any time prior to its exercise by participating in the Meeting and casting your vote or by submitting a letter of revocation or a later-dated proxy card at the address indicated on the enclosed envelope provided with this Proxy Statement/Prospectus. Any letter of revocation or later-dated proxy card must be received prior to the Meeting (currently scheduled for [December 12], 2024, at [10:00] a.m., Central time) and must indicate your name and account number to be effective. Proxies voted by telephone or internet may be revoked at any time before they are voted at the Meeting in the same manner that proxies voted by mail may be revoked (i.e., the shareholder may participate in the Meeting and revoke their vote or submit a letter of revocation any time prior to the Meeting, or the shareholder may submit a new vote (in any capacity) to change their vote as only the shareholder’s most recent vote counts).

WHERE CAN I FIND MORE INFORMATION ABOUT THE TARGET FUNDS?

For more information with respect to the Target Funds concerning the following topics, please refer to the following sections of the Target Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference: (i) see “Performance Information” for more information about the performance of the Target Funds; (ii) see “Management of the Funds” for more information about the management of the Target Funds; (iii) see “The Funds' Share Prices” for more information about the pricing of shares of each Target Fund (except for the Target Core ETF as such information is found in the section entitled “How to Buy and Sell Shares Leuthold Core ETF”); (iv) see “Dividends, Distributions and Taxes” for more information about tax consequences to shareholders of various transactions in shares of the Target Funds and for more information about each Target Fund’s policy with respect to dividends and distributions; and (v) see “Financial Highlights” for more information about the Target Funds’ financial performance. See also Exhibit C — Financial Highlights.

PROPOSAL: APPROVAL OF THE REORGANIZATIONS

You are being asked to approve a Plan, under which each Target Fund would be reorganized into the corresponding Acquiring Fund within the Acquiring Entity. The Plan, with respect to each Target Fund, provides for: (a) the transfer of all of the assets of the Target Fund to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the corresponding Target Fund’s liabilities; (b) the distribution of shares of the corresponding classes of the Acquiring Fund to the shareholders of the Target Fund; and (c) the liquidation and termination of such Target Fund. The proposed Reorganization of the Target Select Industries Fund includes the conversion of the Target Select Industries Fund, which currently operates as a mutual fund, into exchange-traded fund (“ETF”). Each other proposed Reorganization will result in the Acquiring Fund maintaining the same structure (mutual fund or ETF, as applicable) as the corresponding Target Fund.
ADDITIONAL INFORMATION ABOUT THE FUNDS

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The following section describes the investment objectives and principal investment strategies of each Target Fund and Acquiring Fund, and compares other characteristics of each Target Fund and Acquiring Fund. The investment objectives of each Acquiring Fund and its corresponding Target Fund are identical. The principal investment strategies of each Target Fund are substantially similar to the principal investment strategies for the corresponding Acquiring Fund. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”

	Target Core Fund	Acquiring Core Fund
Form of Organization	A series of the Target Entity, an open-end investment management company organized as a Maryland corporation.	A series of the Acquiring Entity, an open-end investment management company organized as a Delaware statutory trust.
Mutual Fund or ETF Structure	Mutual Fund	Same
Share Classes	Retail Class Shares Institutional Class Shares	Same
Net Assets as of March 31, 2024	$568.9 million	N/A
Investment Advisor	Leuthold	Same
Portfolio Managers	Douglas R. Ramsey, CFA, Chun Wang, CFA, Greg M. Swenson, CFA, and Scott D. Opsal, CFA	Same
Investment Objectives	The Target Core Fund seeks capital appreciation and income (or “total return”).	Same
Principal Investment Strategies	The following presents a side-by-side comparison of the principal investment strategies of the Target Core Fund and Acquiring Core Fund, which are substantially similar.

The Target Core Fund is a “flexible” fund, meaning that it allocates its investments among:
•Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options, and American Depositary Receipts, and may engage in short sales of equity securities);
•Bonds and other debt securities (including U.S. and some developed and emerging foreign government-related securities (including those issued by sovereign and local governments and their sponsored entities), U.S. and some foreign corporate securities, and securitized debts, both above and below investment grade. speculative investments also known as “junk bonds”);
•Real estate investment trusts;
•Commodities (including both physical commodities and commodity-based exchange-traded funds); and
•Money market instruments;
Same
in proportions which reflect the judgment of Leuthold of the potential returns and risks of each asset class. The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures.	Same

The Target Core Fund expects that normally:
•30% to 70% of its net assets will be invested in common stocks and other equity securities;
•30% to 70% of its net assets will be invested in bonds and other debt securities (other than money market instruments), except during prolonged periods of low interest rates; and
•up to 20% of its assets will be invested in money market instruments.
Same

The Target Core Fund’s investments in common stocks and other equity securities may consist of:
•Large, mid, or small capitalization common stocks;
•Growth stocks, value stocks, or cyclical stocks;
•Aggressive stocks or defensive stocks;
•Stocks in any industry or sector;
•Equity mutual funds and exchange-traded funds;
•Stocks in emerging and less developed markets;
•Common stocks of foreign issuers; and
•Options.
Same
In investing in equity securities and debt securities, the Target Core Fund uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Select Industries Strategy).	Same
Pursuant to the Select Industries Strategy, the Adviser believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. The Adviser considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Adviser currently monitors about 120 groups. The major types of groups the Adviser monitors as part of the Select Industries Strategy are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.	Same

The Adviser continuously updates its investment discipline and adjusts the Target Core Fund’s portfolio as necessary to keep the Target Core Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments usually result in high portfolio turnover.

The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments may often result in high portfolio turnover.

	The Target Core Fund may invest in U.S. and some foreign (developed and emerging) government-related securities, including those issued by sovereign and local governments and their sponsored entities, U.S. and some foreign corporate securities, and securitized debts. The Target Core Fund may invest in both above and below investment grade securities or mutual funds and exchange-traded funds that invest in these securities.	Same
	The Target Core Fund may engage in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.	The Acquiring Core Fund may engage in short sales of equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.

The Target Core Fund’s investments are allocated among common stocks, corporate bonds, government bonds, real estate investment trusts, commodities (including both physical commodities and commodity-based exchange-traded funds), and cash equivalents. Portfolio weightings in these asset classes are driven by models that (1) determine the relative appeal of each asset class in relation to the others, and (2) the return potential of each asset class on an absolute, or stand-alone, basis.
Same
Management and Other Fees	The Target Core Fund pays a management fee to Leuthold at an annualized rate of 0.90% of the Target Core Fund’s average daily net assets.	Same

Leuthold has undertaken to reimburse the Target Core Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee and other administration expenses, but excluding interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Target Core Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Target Core Fund are qualified for sale impose no such restrictions, 2%. As of the date hereof, no such state law provision was applicable. Additionally, Leuthold has voluntarily agreed to reimburse the Target Core Fund to the extent aggregate annual operating expenses as described above exceed 1.25% of the Target Core Fund’s daily net assets. If, in any of the three fiscal years following any fiscal year in which Leuthold has reimbursed the Target Core Fund for excess expenses, the Target Core Fund’s expenses, as a percentage of its average net assets, are less than the applicable expense ratio limit, the Target Core Fund shall repay Leuthold the amount Leuthold reimbursed the Target Core Fund; provided, however, that the Target Core Fund’s expense ratio shall not exceed the applicable limit.

Effective upon closing of the Reorganization, Leuthold has contractually agreed to waive a portion or all of its management fees and pay Acquiring Core Fund expenses (excluding any Rule 12b-1 fees, shareholder servicing plan fees, front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, such as litigation) in order to limit the total annual fund operating expenses to 1.25% of average daily net assets of the Acquiring Core Fund. Fees waived and expenses paid by Leuthold may be recouped by Leuthold for a period of 36 months following the day on which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement cannot be terminated through at least two years from the date of the Reorganization. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Acquiring Fund Board or Leuthold.

Sales Charges	N/A	N/A
Distribution and Rule 12b-1 Fees	N/A	N/A
Shareholder Servicing Plan Fee	Retail Class Shares may pay a shareholder servicing plan fee up to 0.25%	Same
1940 Act Diversification	The Target Core Fund is diversified.	Same

	Target Global Fund	Acquiring Global Fund
Form of Organization	A series of the Target Entity, an open-end investment management company organized as a Maryland corporation.	A series of the Acquiring Entity, an open-end investment management company organized as a Delaware statutory trust.
Mutual Fund or ETF Structure	Mutual Fund	Same
Share Classes	Retail Class Shares Institutional Class Shares	Same
Net Assets as of March 31, 2024	$23.2 million	N/A
Investment Advisor	Leuthold	Same
Portfolio Managers	Douglas R. Ramsey, CFA, Chun Wang, CFA, and Greg M. Swenson, CFA	Same
Investment Objectives	The Target Global Fund seeks capital appreciation and income (or “total return”).	Same
Principal Investment Strategies	The following presents a side-by-side comparison of the principal investment strategies of the Target Global Fund and Acquiring Global Fund, which are substantially similar.

The Target Global Fund is a “flexible” fund, meaning that it allocates its investments among:
•Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options, and American Depositary Receipts, and may engage in short sales of equity securities);
•Bonds and other debt securities (including global developed and emerging government-related securities (including those issued by sovereign and local governments and their sponsored entities), global corporate securities, and securitized debts both above and below investment grade); junk bonds and speculative investments; and
•Money market instruments from around the world;
Same
	in proportions which reflect the judgment of Leuthold of the potential returns and risks of each asset class.	Same

The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures. Normally, the Target Global Fund will invest at least 40% of its assets in securities from international markets, unless market conditions are not deemed favorable by the Adviser, in which case the Target Global Fund may invest less than 40% of its assets in securities from international markets (but in any event not less than 30%). While at least 40% of the Target Global Fund’s assets will be invested in securities from international markets, the Target Global Fund’s investments will be allocated among the following categories, with portions of each being made up of domestic and international securities:
Same

•30% to 70% of its net assets will be invested in common stocks and other equity securities;
•30% to 70% of its net assets will be invested in bonds and other debt securities (other than money market instruments), except during prolonged periods of low interest rates; and
•up to 20% of its assets will be invested in money market instruments.
Same

The Target Global Fund’s investments in common stocks and other equity securities may consist of the following from around the world:
•Large, mid, or small capitalization common stocks;
•Growth stocks, value stocks, or cyclical stocks;
•Aggressive stocks or defensive stocks;
•Stocks in any industry or sector;
•Equity mutual funds and exchange-traded funds; and
•Options.
Same

In investing in equity securities and debt securities, the Target Global Fund utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Global Group Strategy). The Fund will invest in domestic and foreign companies of all sizes and industries as well as in “growth” stocks and “value” stocks.
Same

The Adviser currently monitors about 90 global groups. The major types of groups the Adviser monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.
Same

The Adviser continuously updates its investment discipline and adjusts the Target Global Fund’s portfolio as necessary to keep the Target Global Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments may result in high portfolio turnover.
Same

The Target Global Fund may invest in global (developed and emerging) government related securities, including those issued by sovereign and local governments and their sponsored entities, global corporate securities, and securitized debts. The Target Global Fund may invest in both above and below investment grade securities or mutual funds and exchange-traded funds that invest in these securities.
Same
	The Target Global Fund may engage in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.	The Acquiring Global Fund may engage in short sales of equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.
Management and Other Fees	The Target Global Fund pays a management fee to Leuthold at an annualized rate of 0.90% of the Target Global Fund’s average daily net assets.	Same

Leuthold has undertaken to reimburse the Target Global Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee and other administration expenses, but excluding interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed 1.85% of the average daily net assets of the Target Global Fund, as determined by valuations made as of the close of each business day of the year. If, in any of the three fiscal years following any fiscal year in which Leuthold has reimbursed the Target Global Fund for excess expenses, the Target Global Fund’s expenses, as a percentage of the Fund’s average net assets, are less than the applicable expense ratio limit, the Target Global Fund shall repay to Leuthold the amount Leuthold reimbursed the Target Global Fund; provided, however, that the Target Global Fund’s expense ratio shall not exceed the applicable limit.

Effective upon closing of the Reorganization, Leuthold has contractually agreed to waive a portion or all of its management fees and pay Acquiring Global Fund expenses (excluding any Rule 12b-1 fees, shareholder servicing plan fees, front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, such as litigation) in order to limit the total annual fund operating expenses to 1.85% of average daily net assets of the Acquiring Core Fund. Fees waived and expenses paid by Leuthold may be recouped by Leuthold for a period of 36 months following the day on which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement cannot be terminated through at least two years from the date of the Reorganization. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Acquiring Fund Board or Leuthold.

Sales Charges	N/A	N/A
Distribution and Rule 12b-1 Fees	Retail Class Shares may pay a 12b-1 fee up to 0.25%	Same
Shareholder Servicing Plan Fee	N/A	N/A
1940 Act Diversification	The Target Core Fund is diversified.	Same

	Target Select Industries Fund	Acquiring Select Industries ETF
Form of Organization	A series of the Target Entity, an open-end investment management company organized as a Maryland corporation.	A series of the Acquiring Entity, an open-end investment management company organized as a Delaware statutory trust.
Mutual Fund or ETF Structure	Mutual Fund	ETF, to be listed on NYSE Arca, Inc.
Net Assets as of March 31, 2024	$19.3 million	N/A
Investment Advisor	Leuthold	Same

Portfolio Managers	Chun Wang, CFA, Greg M. Swenson, CFA, and Scott D. Opsal, CFA	Same
Investment Objectives	The Target Select Industries Fund seeks capital appreciation.	Same
Principal Investment Strategies	The following presents a side-by-side comparison of the principal investment strategies of the Target Select Industries Fund and Acquiring Select Industries ETF, which are substantially similar.

The Target Select Industries Fund seeks capital appreciation by investing substantially all of its assets in equity securities traded in the U.S. securities markets (including common stocks, preferred stocks, convertible preferred stocks, warrants, options, and American Depositary Receipts). The Target Select Industries Fund invests in companies of all sizes and industries as well as in “growth” stocks and “value” stocks. In investing in equity securities, the Target Select Industries Fund uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Select Industries Strategy).
The Acquiring Select Industries ETF is an actively managed exchange-traded fund that seeks capital appreciation by investing substantially all of its assets in equity securities traded in the U.S. securities markets (including common stocks, preferred stocks, convertible preferred stocks, warrants, options, and American Depositary Receipts). The Acquiring Select Industries ETF invests in companies of all sizes and industries as well as in “growth” stocks and “value” stocks. In investing in equity securities, the Acquiring Select Industries ETF uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Select Industries Strategy).

Pursuant to the Select Industries Strategy, Leuthold believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. The Adviser considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Adviser currently monitors about 120 groups. The major types of groups the Adviser monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.
Same

The Adviser continuously updates its investment discipline and adjusts the Target Select Industries Fund’s portfolio as necessary to keep the Target Select Industries Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments [may] result in high portfolio turnover.
Same

Management and Other Fees	The Target Select Industries Fund pays a management fee to Leuthold at an annualized rate of 1.00% of the Target Select Industries Fund’s average daily net assets.	The Acquiring Select Industries ETF pays a management fee to Leuthold at an annualized rate of 0.50% of the Acquiring Select Industries ETF’s average daily net assets.

Leuthold has undertaken to reimburse the Target Select Industries Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee and other administration expenses, but excluding interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed 1.50% of the average daily net assets of the Target Select Industries Fund, as determined by valuations made as of the close of each business day of the year. If, in any of the three fiscal years following any fiscal year in which Leuthold has reimbursed the Target Select Industries Fund for excess expenses, the Target Select Industries Fund’s expenses, as a percentage of the Fund’s average net assets, are less than the applicable expense ratio limit, the Target Select Industries Fund shall repay to Leuthold the amount Leuthold reimbursed the Target Select Industries Fund; provided, however, that the Target Select Industries Fund’s expense ratio shall not exceed the applicable limit.

Effective upon closing of the Reorganization, Leuthold has contractually agreed to waive a portion or all of its management fees and pay Acquiring Select Industries ETF expenses (excluding any front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, such as litigation) in order to limit the total annual fund operating expenses to 0.65% of average daily net assets of the Acquiring Select Industries ETF. Fees waived and expenses paid by Leuthold may be recouped by Leuthold for a period of 36 months following the day on which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement cannot be terminated through at least two years from the date of the Reorganization. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Acquiring Fund Board or Leuthold.

Sales Charges	N/A	N/A
Distribution and Rule 12b-1 Fees	N/A	Shares of the Acquiring Select Industries ETF may pay a Rule 12b-1 fee up to 0.25%, however, there is no present intention to do so.
Shareholder Servicing Plan Fee	Shares of the Target Select Industries Fund may pay a shareholder servicing plan fee up to 0.25%	N/A
1940 Act Diversification	The Target Select Industries Fund is diversified.	Same

	Target Grizzly Fund	Acquiring Grizzly Fund
Form of Organization	A series of the Target Entity, an open-end investment management company organized as a Maryland corporation.	A series of the Acquiring Entity, an open-end investment management company organized as a Delaware statutory trust.
Mutual Fund or ETF Structure	Mutual Fund	Same

Net Assets as of March 31, 2024	$67.4 million	N/A
Investment Advisor	Leuthold	Same
Portfolio Managers	Greg M. Swenson, CFA, and Philip D. Segner, CFA	Same
Investment Objectives	The Target Grizzly Fund seeks capital appreciation.	Same
Principal Investment Strategies	The following presents a side-by-side comparison of the principal investment strategies of the Target Grizzly Fund and Acquiring Grizzly Fund, which are substantially similar.

The Target Grizzly Fund sells stocks and exchange traded funds short. Short selling involves the sale of borrowed securities. When the Target Grizzly Fund sells a stock short, it incurs an obligation to replace the stock borrowed at whatever its price may be at the time it purchases the stock for delivery to the securities lender. The Target Grizzly Fund will realize a gain if at that time the price of the stock is less than the price of the stock when it was sold short, and will realize a loss if at that time the price of the stock is greater than the price of the stock when it was sold short. The aggregate amount of its outstanding securities sold short typically will be approximately equal to, or slightly less than, its net assets. When the Target Grizzly Fund’s outstanding securities sold short equal its net assets, it is “100% short.” The Target Grizzly Fund utilizes a disciplined, unemotional, quantitative investment approach.
Same

The Target Grizzly Fund believes that in all market conditions there will exist some companies whose stocks are overvalued by the market and that capital appreciation can be realized by selling short those stocks. However, the best overall results typically will be achieved in declining stock markets. In rising stock markets the risk of loss is likely.
Same

The Target Grizzly Fund may increase the number of stocks it sells short if market conditions warrant an increase.
The Acquiring Grizzly Fund expects to typically hold between approximately 80 and 120 short positions.The Fund will generally tend toward the higher end of this range when the portfolio sees positive returns from its short sales (when stock prices decrease) because the decreased value of the portfolio holdings will require the Fund to purchase additional holdings to maintain the same short exposure. On the other hand, the Fund will generally tend toward the lower end of the range when the portfolio sees negative returns from its short sales (when stock prices increase), because the increased value of the portfolio holdings will require fewer holdings to maintain the same short exposure In determining which stocks to sell short, Leuthold calculates a quantitative index for each security that it follows that is designed to identify those securities that are most likely to decline in price or underperform the market (the “Vulnerability Index”). In calculating a Vulnerability Index, the Adviser considers twelve or more components. Some of the components include fundamental factors such as earnings growth or dividends, while other components consider market factors such as institutional trading activity or insider buying or selling.

In determining which stocks to sell short, Leuthold calculates a quantitative index for each security that it follows that is designed to identify those securities that are most likely to decline in price or underperform the market (the “Vulnerability Index”). In calculating a Vulnerability Index, the Adviser considers twelve or more components. Some of the components include fundamental factors such as earnings growth or dividends, while other components consider market factors such as institutional trading activity or insider buying or selling. From time to time the Target Grizzly Fund may sell short index-related securities. The Target Grizzly Fund will do so to rapidly increase its short position.
Same
The Target Grizzly Fund also follows a disciplined approach in determining when to cover its securities sold short. The factors the Adviser considers in determining when to cover securities sold short include:
The Acquiring Grizzly Fund also follows a disciplined approach in determining when to cover its securities sold short purchase a security to "cover," or replace the security that was borrowed and sold in order to return it to the lender. The Adviser typically determines to cover shorted securities when factors used to monitor existing positions indicate the stock could be poised to increase in price. The factors the Adviser considers in determining when to cover securities sold short include:

•Price movements of the stocks sold short;
•Changes in the Vulnerability Index;
•Daily trading volume of the stock;
•and News and articles concerning the stock appearing in financial services and publications.
Same
Management and Other Fees	The Target Grizzly Fund pays a management fee to Leuthold at an annualized rate of 1.25% of the Target Grizzly Fund’s average daily net assets.	Same

Leuthold has undertaken to reimburse the Target Grizzly Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee and other administration expenses, but excluding interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed 2.50% of the average daily net assets of the Target Grizzly Fund, as determined by valuations made as of the close of each business day of the year. If, in any of the three fiscal years following any fiscal year in which Leuthold has reimbursed the Target Grizzly Fund for excess expenses, the Target Grizzly Fund’s expenses, as a percentage of the Fund’s average net assets, are less than the applicable expense ratio limit, the Target Grizzly Fund shall repay to Leuthold the amount Leuthold reimbursed the Target Grizzly Fund; provided, however, that the Target Grizzly Fund’s expense ratio shall not exceed the applicable limit.

Effective upon closing of the Reorganization, Leuthold has contractually agreed to waive a portion or all of its management fees and pay Acquiring Grizzly Fund expenses (excluding any front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, such as litigation) in order to limit the total annual fund operating expenses to 2.50% of average daily net assets of the Acquiring Grizzly Fund. Fees waived and expenses paid by Leuthold may be recouped by Leuthold for a period of 36 months following the day on which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement cannot be terminated through at least two years from the date of the Reorganization. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Acquiring Fund Board or Leuthold.

Sales Charges	N/A	N/A
Distribution and Rule 12b-1 Fees	N/A	N/A
Shareholder Servicing Plan Fee	Shares of the Target Grizzly Fund may pay a shareholder servicing plan fee up to 0.25%	Same
1940 Act Diversification	The Target Grizzly Fund is diversified.	Same

	Target Core ETF	Acquiring Core ETF
Form of Organization	A series of the Target Entity, an open-end investment management company organized as a Maryland corporation.	A series of the Acquiring Entity, an open-end investment management company organized as a Delaware statutory trust.

Mutual Fund or ETF Structure	ETF, listed on NYSE Arca, Inc.	Same
Net Assets as of March 31, 2024	$85.9 million	N/A
Investment Advisor	Leuthold	Same
Portfolio Managers	Douglas R. Ramsey, CFA, Scott D. Opsal, CFA, and Chun Wang, CFA	Same
Investment Objectives	The Target Core ETF seeks capital appreciation and income (or “total return”).	Same
Principal Investment Strategies	The following presents a side-by-side comparison of the principal investment strategies of the Target Core ETF and Acquiring Core ETF, which are substantially similar.

The Target Core ETF is an actively-managed “exchange-traded fund of funds” and seeks to achieve its objective by investing primarily in other registered investment companies, including other actively-managed exchange-traded funds (“ETFs”) and index-based ETFs (collectively, “Underlying Funds”), that provide exposure to a broad range of asset classes. The Target Core ETF will not invest more than 25% in any Underlying Fund. The Underlying Funds may invest in equity securities of U.S. or foreign companies; debt obligations of U.S. or foreign companies or governments; or investments such as commodities, volatility indexes and managed futures. The Target Core ETF allocates its assets across asset classes, geographic regions, and industries, subject to certain diversification and liquidity considerations in proportions which reflect the judgement of the Adviser of the potential returns and risks of each asset class. The Target Core ETF’s investments in foreign countries may include exposure to emerging markets. The Target Core ETF generally defines emerging market countries as countries that are not included in the MSCI World Index of major world economies.
Same

The Target Core ETF considers a number of factors when making its allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures. Specifically, the Target Core ETF uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through sector selection. Pursuant to this approach, the investment adviser believes that as shifts among industry sectors in the equity market have become more dramatic, sector selection has become an important aspect in determining investment performance. Leuthold considers a sector to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. Examples include “Information Technology,” “Health Care,” and “Consumer Discretionary.” The investment adviser continuously updates its investment discipline and adjusts the Target Core ETF’s portfolio as necessary to keep the Target Core ETF invested in sectors which the Adviser believes are the most attractive.
The Acquiring Core ETF uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through sector selection. Pursuant to this approach, Leuthold believes that as shifts among industry sectors in the equity market have become more dramatic, sector selection has become an important aspect in determining investment performance. Leuthold considers a sector to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. Examples include “Information Technology,” “Health Care,” and “Consumer Discretionary.” Leuthold continuously updates its investment discipline and adjusts the portfolio as necessary to keep the Target Core ETF and Acquiring Core ETF invested in sectors which the Leuthold believes are the most attractive.

In implementing its investment approach, Leuthold uses a proprietary model that evaluates sectors, groups and individual ETFs using a number of factors. Factors evaluated under the model include:
•Economic conditions: monetary factors, inflation and interest rate levels and trends, and investor confidence
•Technical: measures of equity performance that differentiate groups that have outperformed versus underperformed
•Relative Value: finding undervalued industries and groups relative to their fundamentals, such as earnings, sales, cash flow book value
•Growth: industry groups with the ability to persistently grow earnings and revenues
•Profitability: industries that generate a high degree of consistent profitability
•Very Long Momentum: identify through securities’ price action industries that are overbought or oversold
•Capital Discipline: companies that have favorable debt to equity ratios.

Section 12(d)(1)(A) of the Investment Company Act, in relevant part, prohibits a registered investment company from acquiring shares of an investment company if after such acquisition the securities represent more than 3% of the total outstanding voting stock of the acquired company, more than 5% of the total assets of the acquiring company, or, together with the securities of any other investment companies, more than 10% of the total assets of the acquiring company except in reliance on certain exceptions contained in the Investment Company Act and the rules and regulations thereunder. As permitted by the Securities and Exchange Commission in the adopting release for Rule 6c-11, the Target Core ETF is permitted to invest in both affiliated and unaffiliated investment companies, including Underlying Funds in excess of the limits in Section 12 of the Investment Company Act subject to the terms and conditions in recent ETF exemptive orders.
Section 12(d)(1)(A) of the Investment Company Act restricts investments by investments companies in the securities of other investment companies. As permitted by the Securities and Exchange Commission in the adopting release for Rule 6c-11, the Fund is permitted to invest in investment companies, including Underlying Funds, in excess of these Section 12 limits, subject to the terms and conditions in recent ETF exemptive orders.

The Target Core ETF expects that normally:
•30% to 70% of its total assets will be invested in Underlying Funds that principally invest in common stocks and other equity securities (such Underlying Funds may invest principally in specific sectors of the economy, such as healthcare, financials, real estate, and energy or in broader swaths of domestic, foreign, or global equity market;
•30% to 70% of its net assets will be invested in Underlying Funds that principally invest in bonds and other debt securities (other than money market instruments), except during prolonged periods of low interest rates; and
•up to 20% of its assets will be invested in Underlying Funds that principally invest in near-cash investments.
Same

Underlying Funds that invest in bonds and other debt securities may invest in U.S. government debt, sovereign debt, U.S. and foreign corporate debt, high-yield debt (also known as “junk bonds”), U.S. government agency issued mortgage debt, structured debt, and U.S. government agency issued asset-backed securities. Such Underlying Funds may hold debt denominated in U.S. dollars or foreign currencies. The Target Core ETF has no limitation on the range of maturities or credit quality of the debt in which Underlying Funds may invest.

Underlying Funds that invest in bonds and other debt securities may invest in U.S. government debt, sovereign debt, U.S. and foreign corporate debt, speculative high-yield debt (also known as “junk bonds”), U.S. government agency issued mortgage debt, structured debt, and U.S. government agency issued asset-backed securities (including commercial mortgage-backed securities and residential mortgage-backed securities). Such Underlying Funds may hold debt denominated in U.S. dollars or foreign currencies. The Fund has no limitation on the range of maturities or credit quality of the debt,or the class or tranche of mortgage-backed securities, in which Underlying Funds may invest. High-yield debt is generally considered speculative because it presents a greater risk of loss, including default, than higher quality debt securities.

Underlying Funds used for real estate exposure may invest some or all of their assets in real estate investment trusts (“REITs”), and Underlying Funds used for energy exposure may invest some or all of their assets in master limited partnerships (“MLPs”), but investments in these type of Underlying Funds will not be a principal investment strategy.

Underlying Funds used for real estate exposure may invest some or all of their assets in real estate investment trusts (“REITs”), and Underlying Funds used for energy exposure may invest some or all of their assets in master limited partnerships (“MLPs”).

In addition to the Underlying Funds, the Fund may invest in non-investment company exchange-traded products (“ETPs” and together with the Underlying Funds, “Underlying Investments”).	In addition to the Underlying Funds, the Acquiring Core ETF may invest in non-investment company exchange-traded products such as Exchange-Traded Notes (“ETNs”) and Master Limited Partnerships (“MLP’s”) (together with the Underlying Funds, “Underlying Investments”). ETNs are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market.

	The Target Core ETF may invest up to 20% of its total assets in Underlying Investments that invest some or all of their assets in commodities, volatility indexes, and managed futures. The Target Core ETF may engage, on a non-principal basis, in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.	The Acquiring Core ETF may invest up to 20% of its total assets in Underlying Investments that invest some or all of their assets in volatility indexes, managed futures, and commodities such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. Commodity Underlying Investments may also use derivatives, such as futures, options, and swaps. The Acquiring Core ETF may engage in short sales of equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.

The Target Core ETF will invest in Underlying Investments that may include the following equity strategies:
•Large, mid, or small capitalization common stocks;
•Growth stocks, value stocks, or cyclical stocks;
•Aggressive stocks or defensive stocks;
•Stocks in any industry or sector;
•Stocks in emerging and less developed markets;
•Common stocks of foreign issuers; and
•Options.
Same

Leuthold selects specific Underlying Investments based on an evaluation of their market exposure, liquidity, cost, and historic tracking error relative to their underlying index or benchmark. The Adviser continuously updates its investment discipline and adjusts the Target Core ETF’s portfolio as necessary to keep the Target Core ETF invested in Underlying Investments which the Adviser believes are the most attractive. Such adjustments [may] result in high portfolio turnover.
Same
Management and Other Fees	The Target Core ETF pays a management fee to Leuthold at an annualized rate of 0.50% of the Target Core ETF’s average daily net assets.	Same

	Leuthold has undertaken to reimburse the Target Core ETF to the extent necessary to ensure that the total annual operating expenses of the Target Core ETF (excluding all federal, state and local taxes, interest expenses on borrowings, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.65% of the Target Core ETF’s average daily net assets. Leuthold may recover waived fees for three years from the time the expenses were waived or incurred, provided total expenses, including such recovery, are limited to the lesser of (1) the expense limitation in effect at the time of the waiver and (2) the expense limitation in effect at the time of recovery.	Effective upon closing of the Reorganization, Leuthold has contractually agreed to waive a portion or all of its management fees and pay Acquiring Core ETF expenses (excluding any front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, such as litigation) in order to limit the total annual fund operating expenses to 0.65% of average daily net assets of the Acquiring Core ETF. Fees waived and expenses paid by Leuthold may be recouped by Leuthold for a period of 36 months following the day on which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement cannot be terminated through at least two years from the date of the Reorganization. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Acquiring Fund Board or Leuthold.
Sales Charges	N/A	N/A
Distribution and Rule 12b-1 Fees	N/A	N/A
Shareholder Servicing Plan Fee	N/A	N/A
1940 Act Diversification	The Target Core ETF is diversified.	Same

PORTFOLIO MANAGERS

    The following table identifies the portfolio managers for each of the Target Funds and Acquiring Funds. The portfolio managers are equally responsible for the day-to-day management of the Funds that they manage.

Target Fund / Acquiring Fund	Portfolio Managers
Core Fund	Douglas R. Ramsey, CFA Chun Wang, CFA Greg M. Swenson, CFA Scott D. Opsal, CFA
Global Fund	Douglas R. Ramsey, CFA Chun Wang, CFA Greg M. Swenson, CFA
Select Industries	Chun Wang, CFA Greg M. Swenson, CFA Scott D. Opsal, CFA
Grizzly Fund	Greg M. Swenson, CFA Philip D. Segner, CFA
Core ETF	Douglas R. Ramsey, CFA Scott D. Opsal, CFA Chun Wang, CFA

Mr. Ramsey is the chief investment officer and a portfolio manager of Leuthold, and has been a senior analyst of The Leuthold Group since 2005. Prior to joining The Leuthold Group, Mr. Ramsey served as the Chief Investment Officer for Treis Capital Management from 2004 to 2005. Mr. Ramsey served as a portfolio manager for Principal Global Investors from 1997 through 2003.

Mr. Wang is a portfolio manager of Leuthold and has been a senior analyst of The Leuthold Group since 2009. Prior to joining The Leuthold Group, Mr. Wang was a Quantitative Equities Portfolio Manager and Head of Quantitative Research at LIM Advisors, a Hong Kong based Asia-Pacific focused multi-strategy hedge fund from 2007-2009. Prior to that, Mr. Wang was with Ned Davis Research from 1996-2007, rising to the position of Director of Research and Development.

Mr. Swenson is a portfolio manager of Leuthold and has been a senior analyst of The Leuthold Group since 2006.

Mr. Segner is a portfolio manager of Leuthold, has been a senior analyst of The Leuthold Group since 2022, an institutional trader with the Leuthold Group since 2010, and was an analyst of the Leuthold Group between 2015-2022.

Mr. Opsal is a portfolio manager of Leuthold and has been Director of Research and Equities of The Leuthold Group since 2016. Prior to joining The Leuthold Group, Mr. Opsal was Director of the Applied Investments Program at the University of Wisconsin – Whitewater from 2011-2016. From 2003-2010, Mr. Opsal served as Head of Equities/Managing Director-Equities at Members Capital Advisors/Madison Investment Advisors.

The Target and Acquiring Funds’ Statements of Additional Information provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of Fund shares.

COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The principal risks of investing in the Acquiring Funds and the Target Funds are discussed below. Although the Funds may present their risks differently, there is significant overlap between the principal risks of the Acquiring Fund and the principal risks of the Target Fund, because the principal investment strategies of the Funds are substantially similar.

Target Core Fund	Acquiring Core Fund
Market Risk: The prices of the securities in which the Target Core Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, such as COVID-19, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Target Core Fund’s performance.

Same
No corresponding risk factor.
Equity Risk: The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices. Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. The UK Financial Conduct Authority (“FCA”), which regulates LIBOR, no longer persuades nor requires banks to submit rates for the calculation of LIBOR and certain other reference rates. Although many LIBOR rates have been phased out as of the end of 2021, a selection of widely used U.S. dollar-based LIBOR rates will continue to be published until June 2023 in order to assist with the transition away from LIBOR. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Target Core Fund’s portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had. This announcement and any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the Target Core Fund’s investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. The Fund may take steps to attempt to reduce the exposure of its portfolio to interest rate changes; however, there can be no guarantee that the Fund will take such actions or that the Fund will be successful in reducing the impact of interest rate changes on the portfolio. In the past, governmental financial regulators, including the U.S. Federal Reserve, took steps to maintain historically low interest rates. Recently, government regulators have increased interest rates to combat the rise in inflation and are now considering lowering them again as inflation appears to have subsided and unemployment rates have increased. These changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

Credit Risk: The issuers of the bonds and other debt securities held by the Target Core Fund or by the mutual funds in which the Target Core Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.
Same
No corresponding risk factor.
Growth Investing Risk: Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

No corresponding risk factor.
Value Investing Risk: The value approach to investing involves the risk that stocks of undervalued companies may remain undervalued. The Fund may suffer losses if stocks the Adviser identifies as undervalued and/or temporarily out of favor in the market were improperly identified by the Adviser as undervalued or out of favor, or if those stocks remain undervalued for an extended period of time.

No corresponding risk factor.
Real Estate and REITs Risk: REITs are companies that invest in real estate or interests therein. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to possible declines in the value of and demand for real estate, which may cause the value of the Fund to decline. Share prices of REITs may decline because of adverse developments affecting the residential and commercial real estate industry, residential and commercial property values, including supply and demand for residential and commercial properties, the credit performance of residential and commercial mortgages, the economic health of the country or of different regions, and interest rates. In particular, the commercial real estate segment of the real estate market has been under pressure in recent years due various factors, including the COVID pandemic, rising interest rates and the trend of more employees working from home. There is no way to predict how long this trend will continue, and investments tied to commercial real estate, as well as residential real estate, could see significant declines moving forward,

No corresponding risk factor.
Medium and Small Capitalization Risk: Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of medium and smaller capitalization issuers may be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

No corresponding risk factor.
Large Capitalization Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Foreign and Emerging Markets Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Target Core Fund or by mutual funds in which the Target Core Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Target Core Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the United Kingdom’s exit from the European Union, may contribute to decreased liquidity and increased volatility in the financial markets. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. government and the U.S. economy. The risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

Same
No corresponding risk factor.
Depositary Receipts Risk: Depositary Receipts are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the social, political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk.

Short Sales Risk: The Target Core Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Target Core Fund’s long positions will decline in value at the same time that the value of its securities sold short increase, thereby increasing potential losses to the Target Core Fund. Short sales expose the Target Core Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Target Core Fund. The Target Core Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Target Core Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Target Core Fund’s open securities sold short. These expenses may negatively impact the performance of the Target Core Fund. Securities sold short introduce more risk to the Target Core Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.
Same
Asset Allocation Risk: The Target Core Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Target Core Fund invests. For example, the Target Core Fund’s relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline. Finally, since the Target Core Fund intends to assume only prudent investment risk, there will be periods in which the Target Core Fund underperforms mutual funds that are willing to assume greater risk.
Same
Quantitative Investment Approach Risk: The Target Core Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

Quantitative Investment Approach and Model Risk: The Fund utilizes a quantitative investment approach and proprietary models designed to assist the Adviser’s judgment about the attractiveness, value, and potential appreciation or depreciation of a particular security or instrument in which the Fund invests. While the Adviser continuously reviews and refines, if necessary, its investment approach and proprietary models, there is a risk that the quantitative investment approach and proprietary models may be inaccurate or depend on a poorly defined data collection, analysis, or assumptions, and there may be market conditions where the quantitative investment approach and proprietary models performs poorly.

Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Target Core Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Target Core Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Target Core Fund’s investments when it needs to dispose of them. If the Target Core Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Target Core Fund. Liquidity issues may also make it difficult to value the Target Core Fund’s investments.
Same
No corresponding risk factor.
Options Risk: An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire exercise price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss.

No corresponding risk factor.
Managed Futures Strategy/Commodities Risk: Investments in managed futures programs may be subject to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments. The demand and supply of these commodities may also fluctuate widely based on such factors as interest rates, investors’ expectation with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producers and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity investments may use derivatives, such as futures, options, and swaps, which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

No corresponding risk factor.
Mortgage- and Asset-Backed Securities Risk: Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The rate of defaults and losses on mortgage loans will be affected by a number of factors, including general economic conditions and those in the geographic area where the mortgaged property is located, the terms of the mortgage loan, the borrower’s equity in the mortgaged property, and the financial circumstances of the borrower. The Fund’s investments in mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn or rising interest rates. Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Tax Law Change Risk: All statements contained in this Prospectus regarding the U.S. federal income tax consequences of an investment in the Target Core Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Code (some of which are set to expire in the next few years). More recently, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The excise tax on repurchases of stock may cause some corporations in which the Target Core Fund invests to reduce liquidity opportunities for its investors, which could potentially reduce the value of your investment in the Target Core Fund. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of your investment in the Target Core Fund and the Target Core Fund’s investments or holding structures.
Same

Target Global Fund	Acquiring Global Fund
Market Risk: The prices of the securities, particularly the common stocks, in which the Target Global Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. In the past decade financial markets throughout the world have experienced increased volatility and heightened uncertainty. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s vote to leave the European Union, the trade dispute between the United States and China, the risk of trade disputes with other countries, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time, and may negatively impact the financial markets. The COVID-19 pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the Target Global Fund invests and exacerbate other risks that apply to the Target Global Fund. These effects could negatively impact the Target Global Fund’s performance.
Same
No corresponding risk factor.
Equity Risk: The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices. Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. The UK Financial Conduct Authority (“FCA”), which regulates LIBOR, no longer persuades nor requires banks to submit rates for the calculation of LIBOR and certain other reference rates. Although many LIBOR rates have been phased out as of the end of 2021, a selection of widely used U.S. dollar-based LIBOR rates will continue to be published until June 2023 in order to assist with the transition away from LIBOR. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Target Global Fund’s portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had. This announcement and any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the Target Global Fund’s investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.

Interest Rate Risk: Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. The Fund may take steps to attempt to reduce the exposure of its portfolio to interest rate changes; however, there can be no guarantee that the Fund will take such actions or that the Fund will be successful in reducing the impact of interest rate changes on the portfolio. In the past, governmental financial regulators, including the U.S. Federal Reserve, took steps to maintain historically low interest rates. Recently, government regulators have increased interest rates to combat the rise in inflation and are now considering lowering them again as inflation appears to have subsided and unemployment rates have increased. These changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

Credit Risk: The issuers of the bonds and other debt securities held by the Target Global Fund or by the mutual funds in which the Target Global Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.
Same
Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Target Global Fund or by mutual funds in which the Target Global Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Target Global Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the United Kingdom’s exit from the European Union, may contribute to decreased liquidity and increased volatility in the financial markets. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. government and the U.S. economy.

Same
No corresponding risk factor.
Depositary Receipts Risk: Depositary Receipts are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the social, political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk.

Short Sales Risk: The Target Global Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Target Global Fund’s long positions will decline in value at the same time that the value of its securities sold short increase, thereby increasing potential losses to the Target Global Fund. Short sales expose the Target Global Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Target Global Fund. The Target Global Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Target Global Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Target Global Fund’s open securities sold short. These expenses may negatively impact the performance of the Target Global Fund. Securities sold short introduce more risk to the Target Global Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.
Same
High Portfolio Turnover Risk: The Target Global Fund’s annual portfolio turnover rate may exceed 100%. (Generally speaking, a turnover rate of 100% occurs when the Target Global Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Target Global Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Target Global Fund’s stockholders of increased taxes on realized gains. Distributions to the Target Global Fund’s stockholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.
Same
Asset Allocation Risk: The Target Global Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Target Global Fund invests. For example, the Target Global Fund’s relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline. Finally, since the Target Global Fund intends to assume only prudent investment risk, there will be periods in which the Target Global Fund underperforms mutual funds that are willing to assume greater risk.
Same

No corresponding risk factor.
Medium and Small Capitalization Risk: Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of medium and smaller capitalization issuers may be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

No corresponding risk factor.
Large Capitalization Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

No corresponding risk factor.
Growth Investing Risk: Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

No corresponding risk factor.
Value Investing Risk: The value approach to investing involves the risk that stocks of undervalued companies may remain undervalued. The Fund may suffer losses if stocks the Adviser identifies as undervalued and/or temporarily out of favor in the market were improperly identified by the Adviser as undervalued or out of favor, or if those stocks remain undervalued for an extended period of time.

Quantitative Investment Approach Risk: The Target Global Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

Quantitative Investment Approach and Model Risk: The Fund utilizes a quantitative investment approach and proprietary models designed to assist the Adviser’s judgment about the attractiveness, value, and potential appreciation or depreciation of a particular security or instrument in which the Fund invests. While the Adviser continuously reviews and refines, if necessary, its investment approach and proprietary models, there is a risk that the quantitative investment approach and proprietary models may be inaccurate or depend on a poorly defined data collection, analysis, or assumptions, and there may be market conditions where the quantitative investment approach and proprietary models performs poorly.

Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Target Global Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Target Global Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Target Global Fund’s investments when it needs to dispose of them. If the Target Global Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Target Global Fund. Liquidity issues may also make it difficult to value the Target Global Fund’s investments.
Same

No corresponding risk factor.
Options Risk: An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire exercise price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss.

Tax Law Change Risk: All statements contained in this Prospectus regarding the U.S. federal income tax consequences of an investment in the Target Global Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Code (some of which are set to expire in the next few years). More recently, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The excise tax on repurchases of stock may cause some corporations in which the Target Global Fund invests to reduce liquidity opportunities for its investors, which could potentially reduce the value of your investment in the Target Global Fund. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of your investment in the Target Global Fund and the Target Global Fund’s investments or holding structures.
Same

Target Select Industries Fund	Acquiring Select Industries ETF
Market Risk: The prices of the securities in which the Target Select Industries Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, such as COVID-19, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Target Select Industries Fund’s performance.
Same
No corresponding risk factor.
Equity Risk: The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

No corresponding risk factor.
Growth Investing Risk: Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

No corresponding risk factor.
Value Investing Risk: The value approach to investing involves the risk that stocks of undervalued companies may remain undervalued. The Fund may suffer losses if stocks the Adviser identifies as undervalued and/or temporarily out of favor in the market were improperly identified by the Adviser as undervalued or out of favor, or if those stocks remain undervalued for an extended period of time.

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Target Select Industries Fund or by mutual funds in which the Target Select Industries Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Target Select Industries Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the United Kingdom’s exit from the European Union, may contribute to decreased liquidity and increased volatility in the financial markets. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. government and the U.S. economy.
Same
No corresponding risk factor.
Depositary Receipts Risk: Depositary Receipts are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the social, political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk.

High Portfolio Turnover Risk: The Target Select Industries Fund’s annual portfolio turnover rate may exceed 100%. (Generally speaking, a turnover rate of 100% occurs when the Target Select Industries Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Target Select Industries Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark- downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Target Select Industries Fund’s stockholders of increased taxes on realized gains. Distributions to the Target Select Industries Fund’s stockholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.
Same

Quantitative Investment Approach Risk: The Target Select Industries Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

Quantitative Investment Approach and Model Risk: The Fund utilizes a quantitative investment approach and proprietary models designed to assist the Adviser’s judgment about the attractiveness, value, and potential appreciation or depreciation of a particular security or instrument in which the Fund invests. While the Adviser continuously reviews and refines, if necessary, its investment approach and proprietary models, there is a risk that the quantitative investment approach and proprietary models may be inaccurate or depend on a poorly defined data collection, analysis, or assumptions, and there may be market conditions where the quantitative investment approach and proprietary models performs poorly.

Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Target Select Industries Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Target Select Industries Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Target Select Industries Fund’s investments when it needs to dispose of them. If the Target Select Industries Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Target Select Industries Fund. Liquidity issues may also make it difficult to value the Target Select Industries Fund’s investments.
Same
No corresponding risk factor.
Options Risk: An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire exercise price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss.

Tax Law Change Risk: All statements contained in this Prospectus regarding the U.S. federal income tax consequences of an investment in the Target Select Industries Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Code (some of which are set to expire in the next few years). More recently, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The excise tax on repurchases of stock may cause some corporations in which the Target Select Industries Fund invests to reduce liquidity opportunities for its investors, which could potentially reduce the value of your investment in the Target Select Industries Fund. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of your investment in the Target Select Industries Fund and the Target Select Industries Fund’s investments or holding structures.
Same
No corresponding risk factor.	ETF Risks: The Acquiring Select Industries ETF is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Acquiring Select Industries ETF has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Acquiring Select Industries ETF’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Acquiring Select Industries ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Acquiring Select Industries ETF to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Acquiring Select Industries ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Acquiring Select Industries ETF’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Acquiring Select Industries ETF may trade on foreign exchanges that are closed when the Acquiring Select Industries ETF’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.

Trading. Although shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Acquiring Select Industries ETF’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.

Target Grizzly Fund	Acquiring Grizzly Fund
Market Risk: The prices of the securities in which the Target Grizzly Fund invests may increase in response to issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and shifting investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, such as COVID-19, or widespread fear that such events may occur, could affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. The price increases of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Target Grizzly Fund’s performance.

Market Risk: The prices of the securities in which the Fund invests may increase in response to issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and shifting investor sentiment or publicity. Policy and legislative changes in foreign countries and other events affecting global markets, such as the recent armed conflicts between Ukraine and Russia in Europe and among Israel, Hamas, and other militant groups in the Middle East, may contribute to decreased liquidity and increased volatility in the financial markets. Similarly, the impact of any epidemic, pandemic or natural disaster, such as COVID-19, or widespread fear that such events may occur, could affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. The price increases of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.

Short Sales Risk: The Target Grizzly Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Target Grizzly Fund’s long positions will decline in value at the same time that the value of its securities sold short increase, thereby increasing potential losses to the Target Grizzly Fund. Short sales expose the Target Grizzly Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Target Grizzly Fund. The Target Grizzly Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Target Grizzly Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Target Grizzly Fund’s open securities sold short. These expenses may negatively impact the performance of the Target Grizzly Fund. Securities sold short introduce more risk to the Target Grizzly Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its securities sold short increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open securities sold short. These expenses may negatively impact the performance of the Fund. Securities sold short introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Since a security’s price in theory has no maximum, there is also no maximum potential loss to the Fund for short sales and thus a potential risk of losing the entire value of the Fund's investment.

Rising Stock Market Risk: The Target Grizzly Fund typically will be approximately “100% short.” Accordingly, in rising stock markets its risk of loss will be greater than in declining stock markets. Over time stock markets have risen more often than they have declined.
Same
Smaller and Medium Capitalization Companies Risk: The securities of smaller capitalization companies are generally riskier than larger capitalization companies since they don’t have the financial resources or the well established businesses of the larger companies. Generally, the share prices of stocks of smaller capitalization companies are more volatile than those of larger capitalization companies. The returns of stocks of smaller capitalization companies may vary, sometimes significantly, from the returns of the overall market. Smaller capitalization companies tend to perform poorly during times of economic stress. Finally, relative to large company stocks, the stocks of smaller capitalization companies may be thinly traded, and purchases and sales may result in higher transaction costs. The securities of medium capitalization companies generally trade in lower volumes than those of large capitalization companies and tend to be more volatile because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.

Smaller and Medium Capitalization Companies Risk: The securities of smaller and medium capitalization companies are generally riskier than larger capitalization companies since they don’t have the financial resources or the well established businesses of the larger companies.The Fund considers smaller and medium capitalization companies to be those with market capitalization values within the combined range represented in the S&P SmallCap 600® and the S&P MidCap 400® Index. As of July 31, 2024, the combined market capitalization range of the these two indexes was between approximately $150 million and $ 20.8 billion. Generally, the share prices of stocks of smaller capitalization companies are more volatile than those of larger capitalization companies. The returns of stocks of smaller capitalization companies may vary, sometimes significantly, from the returns of the overall market. Smaller capitalization companies tend to perform poorly during times of economic stress. Finally, relative to large company stocks, the stocks of smaller capitalization companies may be thinly traded, and purchases and sales may result in higher transaction costs. The securities of medium capitalization companies generally trade in lower volumes than those of large capitalization companies and tend to be more volatile because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.

Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly. There are also risks of inaccurate or poorly defined data collection, analysis, and/or assumptions. The Adviser’s Vulnerability Index is used to narrow down the 1500 stock universe to securities that appear to be attractive short sale candidates and to provide ongoing monitoring of the short positions that are held in the portfolio. There is a risk that the Vulnerability Index may not always correctly identify stocks that will decline in price.

Quantitative Investment Approach and Model Risk: The Fund utilizes a quantitative investment approach and proprietary models designed to assist the Adviser’s judgment about the attractiveness, value, and potential appreciation or depreciation of a particular security or instrument in which the Fund invests. While the Adviser continuously reviews and refines, if necessary, its investment approach and proprietary models, there is a risk that the quantitative investment approach and proprietary models may be inaccurate or depend on a poorly defined data collection, analysis, or assumptions, and there may be market conditions where the quantitative investment approach and proprietary models performs poorly. The Adviser’s Vulnerability Index is used to narrow down the 1500 stock universe to securities that appear to be attractive short sale candidates and to provide ongoing monitoring of the short positions that are held in the portfolio. There is a risk that the Vulnerability Index may not always correctly identify stocks that will decline in price.

Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Target Grizzly Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Target Grizzly Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Target Grizzly Fund’s investments when it needs to dispose of them. If the Target Grizzly Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Target Grizzly Fund. Liquidity issues may also make it difficult to value the Target Grizzly Fund’s investments.

Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or due to market and economic conditions, that the Acquiring Grizzly Fund may be unable to find securities to sell short or to buy securities to cover short positions at the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the Fund’s ability to buy securities to cover short positions when it needs to dispose of them. If the Fund is forced to cover its short positions at an unfavorable time and/or under conditions adverse to the Fund in order to meet redemption requests, such activity could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

Tax Law Change Risk: All statements contained in this Prospectus regarding the U.S. federal income tax consequences of an investment in the Target Grizzly Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Code (some of which are set to expire in the next few years). More recently, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The excise tax on repurchases of stock may cause some corporations in which the Target Grizzly Fund invests to reduce liquidity opportunities for its investors, which could potentially reduce the value of your investment in the Target Grizzly Fund. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of your investment in the Target Grizzly Fund and the Target Grizzly Fund’s investments or holding structures.
Same

Target Core ETF	Acquiring Core ETF
Market Risk: The prices of the securities in which the Target Core ETF invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, such as COVID-19, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Target Core ETF’s performance.
Same
No corresponding risk factor.
Equity Risk: The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices. Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. The UK Financial Conduct Authority (“FCA”), which regulates LIBOR, no longer persuades nor requires banks to submit rates for the calculation of LIBOR and certain other reference rates. Although many LIBOR rates have been phased out as of the end of 2021, a selection of widely used U.S. dollar-based LIBOR rates will continue to be published until June 2023 in order to assist with the transition away from LIBOR. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Target Core ETF’s portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had. This announcement and any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the Target Core ETF’s investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.

Interest Rate Risk: Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. The Fund may take steps to attempt to reduce the exposure of its portfolio to interest rate changes; however, there can be no guarantee that the Fund will take such actions or that the Fund will be successful in reducing the impact of interest rate changes on the portfolio. In the past, governmental financial regulators, including the U.S. Federal Reserve, took steps to maintain historically low interest rates. Recently, government regulators have increased interest rates to combat the rise in inflation and are now considering lowering them again as inflation appears to have subsided and unemployment rates have increased. These changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

Credit Risk: The issuers of the bonds and other debt securities held by the Underlying Investments in which the Target Core ETF invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

Credit Risk: The issuers of the bonds and other debt securities held by the Underlying Investments in which the Target Core ETF invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security. ETNs may be riskier than ordinary debt securities and may have no principal protection

No corresponding risk factor.
MLP Risks The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation, with fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP include risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries

Foreign and Emerging Markets Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Underlying Investments in which the Target Core ETF invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Target Core ETF. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the United Kingdom’s exit from the European Union, may contribute to decreased liquidity and increased volatility in the financial markets. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. government and the U.S. economy. The risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

Same

Currency Exchange Rate Risk: Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Target Core ETF’s Underlying Investments with underlying foreign shares and the value of your Shares. Because the Target Core ETF’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Target Core ETF may go down if the value of the local currency of the non-U.S. markets in which the Target Core ETF invests through Underlying Investments depreciates against the U.S. dollar. This is true even if the local currency value of securities held by the Target Core ETF goes up. Conversely, the dollar value of your investment in the Target Core ETF may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.
Same
High Portfolio Turnover Risk: The Target Core ETF’s annual portfolio turnover may exceed 100%. (Generally speaking, a turnover rate of 100% occurs when the Target Core ETF replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Target Core ETF incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Target Core ETF’s stockholders of increased taxes on realized gains. Distributions to the Target Core ETF’s stockholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.
Same
Asset Allocation Risk: The Target Core ETF’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Target Core ETF invests. For example, the Target Core ETF’s relative investment performance would suffer if only a small portion of its assets were allocated to Underlying Investments invested in stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to Underlying Investments invested in stocks during a market decline. Finally, since the Target Core ETF intends to assume only prudent investment risk, there will be periods in which the Target Core ETF underperforms mutual funds that are willing to assume greater risk.
Same

Quantitative Investment Approach Risk: The Target Core ETF utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

Quantitative Investment Approach and Model Risk: The Acquiring Core ETF utilizes a quantitative investment approach and proprietary models designed to assist the Adviser’s judgment about the attractiveness, value, and potential appreciation or depreciation of a particular security or instrument in which the Fund invests. While the Adviser continuously reviews and refines, if necessary, its investment approach and proprietary models, there is a risk that the quantitative investment approach and proprietary models may be inaccurate or depend on a poorly defined data collection, analysis, or assumptions, and there may be market conditions where the quantitative investment approach and proprietary models performs poorly.

Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Target Core ETF may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Target Core ETF’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Target Core ETF’s investments when it needs to dispose of them. If the Target Core ETF is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Target Core ETF. Liquidity issues may also make it difficult to value the Target Core ETF’s investments.
Same

No corresponding risk factor.
Options Risk: An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire exercise price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss.

High-Yield Securities Risk: The Target Core ETF may invest in Underlying Investments that primarily invest in high-yield securities (also known as “junk bonds”). Although high-yield securities generally pay higher rates of interest than investment grade bonds, high- yield securities are speculative, high risk investments that may cause income and principal losses for such Underlying Investments and, consequently, negatively affect the value of the Target Core ETF’s investment in such Underlying Investments. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Target Core ETF’s exposure to high-yield securities may subject it to a substantial degree of credit risk.
Same

Investment Company Risk: The risks of investing in investment companies, such as the Underlying Funds, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Target Core ETF becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Target Core ETF may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Target Core ETF’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) an ETF’s shares may trade at a market price above or below their net asset value (“NAV”); (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

Investment Company Risk: The risks of investing in investment companies, such as the Underlying Funds, typically reflect the risks of the underlying investments. By investing in another investment company, the Target Core ETF becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Target Core ETF may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Target Core ETF’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) an ETF’s shares may trade at a market price above or below their net asset value (“NAV”); (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

None.
Options Risk: An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire exercise price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss.

Managed Futures Strategy/Commodities Risk: The Target Core ETF may invest in Underlying Investments that principally invest in the commodities markets through investment in managed futures programs. Such investments may subject an Underlying Investment to greater volatility than investments in traditional securities. Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments. The demand and supply of these commodities may also fluctuate widely based on such factors as interest rates, investors’ expectations with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producers and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity Underlying Investments may use derivatives, such as futures, options, and swaps, which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

Managed Futures Strategy/Commodities Risk. Investments in managed futures programs may subject an Underlying Investment to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments. The demand and supply of these commodities may also fluctuate widely based on such factors as interest rates, investors’ expectation with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producers and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity Underlying Investments that use derivatives, such as futures, options, and swaps, which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

Mortgage- and Asset-Backed Securities Risk: The Target Core ETF may invest in Underlying Investments that principally invest in mortgage- and asset- backed securities. Such securities are subject to credit, interest rate, prepayment, and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn or rising interest rates. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities.
Same
No corresponding risk factor.
Small Cap Stocks Risk: Stocks of smaller capitalization companies tend to be riskier investments than stocks of larger capitalization companies. Smaller capitalization companies may have limited product lines, markets, market share, and financial resources or they may be dependent on a small or inexperienced management team. Stocks of smaller capitalization companies may trade less frequently and in more limited volume and may be subject to greater and more abrupt price swings than stocks of larger companies.

REIT Investment Risk: The Target Core ETF may invest in Underlying Investments that primarily invest in REITs. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.
Same

Sector Risk: To the extent the Target Core ETF invests in Underlying Investments that are more heavily invested in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Same
No corresponding risk factor.
Short Sales Risk: A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).

Shares May Trade at Prices Other Than NAV: As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Target Core ETF’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

ETF Risks: The Acquiring Core ETF is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Acquiring Core ETF has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Acquiring Core ETF’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Acquiring Core ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Acquiring Core ETF to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Acquiring Core ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Acquiring Core ETF’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Acquiring Core ETF may trade on foreign exchanges that are closed when the Acquiring Core ETF’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.

Trading. Although shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Acquiring Core ETF’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.

Small and Mid-Capitalization Company Stock Risk: The Target Core ETF may invest in Underlying Investments that primarily invest in the common stock of small- or mid-capitalization companies. Small to mid-capitalization company stocks have historically been subject to greater investment risk than large company stocks. The prices of small- to mid-capitalization company stocks tend to be more volatile and less liquid than large company stocks.
Same
Tax Law Change Risk: All statements contained in this Prospectus regarding the U.S. federal income tax consequences of an investment in the Target Core ETF are based on current law, which is subject to change at any time, potentially with retroactive effect. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Code (some of which are set to expire in the next few years). More recently, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The excise tax on repurchases of stock may cause some corporations in which the Target Core ETF invests to reduce liquidity opportunities for its investors, which could potentially reduce the value of your investment in the Target Core ETF. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of your investment in the Target Core ETF and the Target Core ETF’s investments or holding structures.
Same

COMPARISON OF FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The 1940 Act requires registered investment companies, such as the Target Funds and Acquiring Funds, to adopt fundamental policies with respect to concentration of investments in securities of issuers in particular industries, borrowing, issuing senior securities, lending, investments in commodities, investments in real estate, underwriting securities and diversification (if applicable). Fundamental policies cannot be changed without approval by the vote of a majority of the outstanding shares of a Fund. The phrase “majority of the outstanding shares” means the vote of: (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less. Non-fundamental policies may be changed by a Fund’s Board of Trustees/Directors without shareholder approval. With the exception of the Target Core Fund, each Target Fund's fundamental and non-fundamental policies are identical to the corresponding Acquiring Fund's fundamental and non-fundamental policies. With respect to the Acquiring Core Fund, certain fundamental policies as shown below have been revised to be harmonized with the Acquiring Global Fund, Acquiring Select Industries ETF and/or Acquiring Grizzly Fund. However; these revisions are not expected to result in a material change to the Acquiring Core Fund's principal investment strategies, which will be substantially similar to the principal investment strategies of the Target Core Fund.

Fundamental Investment Policies
Target Core Fund	Acquiring Core Fund
1. The Target Core Fund will diversify its assets in different companies and will not purchase securities of any issuer if, as a result of such purchase, the Target Core Fund would own more than 10% of the outstanding voting securities of such issuer or more than 5% of the Target Core Fund’s assets would be invested in securities of such issuer (except that up to 25% of that value of the Target Core Fund’s total assets may be invested without regard to this limitation). This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.
Same
2. The Target Core Fund will not buy securities on margin or write put or call options.	The Acquiring Core Fund will not buy securities on margin (except for such short term credits as are necessary for the clearance of transactions); provided, however, that the Acquiring Core Fund may (i) borrow money to the extent set forth in investment restriction no. 4; (ii) purchase or sell futures contracts and options on futures contracts; (iii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts; and (iv) write or invest in put or call options.
3. The Target Core Fund may sell securities short to the extent permitted by the Act.	The Acquiring Core Fund may sell securities short to the extent permitted by the Act and may write put and call options to the extent permitted by the Act.
4. The Target Core Fund will not borrow money or issue senior securities, except for temporary bank borrowings (not exceeding 10% of the value of the Target Core Fund’s total assets) or for emergency or extraordinary purposes. The Target Core Fund will not borrow money for the purpose of investing in securities, and will not purchase any portfolio securities for so long as any borrowed amounts remain outstanding. (The Act permits the Target Core Fund to borrow money or issue senior securities so long as it maintain continuous asset coverage of at least 300% of all amounts borrowed. For purposes of this investment restriction, securities held in escrow or separate accounts in connection with the Target Core Fund's investment practices are not considered to be a borrowing. For purposes of this investment restriction, hedging transactions in which the Target Core Fund may engage and similar investment strategies are not treated as senior securities when permitted under the rules and regulations of the Act.)	The Acquiring Core Fund may borrow money or issue senior securities to the extent permitted by the Act. (The Act permits the Acquiring Core Fund to borrow money or issue senior securities so long as it maintains continuous asset coverage of at least 300% of all amounts borrowed. For purposes of this investment restriction, securities held in escrow or separate accounts in connection with the Acquiring Core Fund's investment practices are not considered to be a borrowing. For purposes of this investment restriction, hedging transactions in which the Acquiring Core Fund may engage and similar investment strategies are not treated as senior securities when permitted under the rules and regulations of the Act.)

5. The Target Core Fund may pledge or hypothecate its assets to secure its borrowings. For purposes of this investment restriction assets held in a segregated account or by a broker in connection with short sales effected by the Target Core Fund are not considered to be pledged or hypothecated.	Same
6. The Target Core Fund will not act as an underwriter or distributor of securities other than of its shares (except to the extent the Target Core Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), in the disposition of restricted securities).	Same
7. The Target Core Fund will not make loans, except the Target Core Fund may enter into repurchase agreements or acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and except that the Fund may make loans of portfolio securities if any such loans are secured continuously by collateral at least equal to the market value of the securities loaned in the form of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and provided that no such loan will be made if upon the making of that loan more than 30% of the value of the Target Core Fund’s total assets would be the subject of such loans.	Same
8. The Target Core Fund will not concentrate 25% or more of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.	Same
9. The Target Core Fund will not make investments for the purpose of exercising control or management of any company.	Same
10. The Target Core Fund will not purchase or sell real estate or real estate mortgage loans and the Fund will not make any investments in real estate limited partnerships.	Same
11. The Target Core Fund will not purchase or sell commodities or commodity contracts, including futures contracts.	The Acquiring Core Fund may purchase and sell commodities and commodity contracts, including futures contracts and options on futures contracts. For purposes of this investment restriction number 11, the terms “commodities” and “commodity contracts” shall include only those items specifically enumerated as commodities or commodity contracts within Section 1a and Section 2(a)(1) of the Commodity Exchange Act (namely, subject to the jurisdiction of the Commodity Futures Trading Commission).

12. The Target Core Fund will not purchase or sell any interest in any oil, gas or other mineral exploration or development program, including any oil, gas or mineral leases. This investment restriction does not prohibit investments in securities of companies that engage in, invest in or sponsor oil, gas or mineral exploration or development programs.	Same
Non- Fundamental Investment Policies
Target Core Fund	Acquiring Core Fund
1. The Target Core Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Corporation or an officer, director or other affiliated person of the Fund’s investment adviser.	The Acquiring Core Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or Trustee of the Trust or an officer, director or other affiliated person of the Acquiring Core Fund’s investment adviser.
2. The Target Core Fund will not purchase illiquid securities if, as a result of such purchase, more than 15% of the value of its total assets would be invested in such securities.	Same
3. The Target Core Fund will not purchase the securities of other investment companies except: (a) as part of a plan of merger, consolidation or reorganization approved by the stockholders of the Target Core Fund; (b) securities of registered open-end investment companies; or (c) securities of registered closed-end investment companies on the open market where no commission results, other than the usual and customary broker’s commission. Purchases described in (b) and (c) must be made in compliance with Section 12(d)(1)(A) and Section 12(d)(1)(C) of the Act or pursuant to an applicable exemption or exemptive order, and the Target Core Fund may not invest more than 25% of its net assets in shares of registered investment companies.	Same

Fundamental Investment Policies
Target Global Fund	Acquiring Global Fund
1. The Target Global Fund will diversify its assets in different companies and will not purchase securities of any issuer if, as a result of such purchase, the Target Global Fund would own more than 10% of the outstanding voting securities of such issuer or more than 5% of the Target Global Fund’s assets would be invested in securities of such issuer (except that up to 25% of that value of the Target Global Fund’s total assets may be invested without regard to this limitation). This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.	Same

2. The Target Global Fund will not buy securities on margin (except for such short term credits as are necessary for the clearance of transactions); provided, however, that the Target Global Fund may (i) borrow money to the extent set forth in investment restriction no. 4; (ii) purchase or sell futures contracts and options on futures contracts; (iii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts; and (iv) write or invest in put or call options.	Same
3. The Target Global Fund may sell securities short to the extent permitted by the Act and the Target Global Fund may write put and call options to the extent permitted by the Act. (The Act permits the Target Global Fund to sell securities short and write put and call options to the extent permitted by the rules and regulations under the Act).	Same
4. The Target Global Fund may borrow money or issue senior securities to the extent permitted by the Act. (The Act permits the Target Global Fund to borrow money or issue senior securities so long as it maintains continuous asset coverage of at least 300% of all amounts borrowed. For purposes of this investment restriction, securities held in escrow or separate accounts in connection with the Target Global Fund's investment practices are not considered to be a borrowing. For purposes of this investment restriction, hedging transactions in which the Target Global Fund may engage and similar investment strategies are not treated as senior securities when permitted under the rules and regulations of the Act.)	Same
5. The Target Global Fund may pledge or hypothecate its assets to secure its borrowings. For purposes of this investment restriction assets held in a segregated account or by a broker in connection with short sales effected by the Target Global Fund are not considered to be pledged or hypothecated.	Same
6. The Target Global Fund will not act as an underwriter or distributor of securities other than of its shares (except to the extent the Target Global Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), in the disposition of restricted securities).	Same

7. The Target Global Fund will not make loans, except the Target Global Fund may enter into repurchase agreements or acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and except that the Target Global Fund may make loans of portfolio securities if any such loans are secured continuously by collateral at least equal to the market value of the securities loaned in the form of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and provided that no such loan will be made if upon the making of that loan more than 30% of the value of the Target Global Fund’s total assets would be the subject of such loans.	Same
8. The Target Global Fund will not concentrate 25% or more of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.	Same
9. The Target Global Fund will not make investments for the purpose of exercising control or management of any company.	Same
10. The Target Global Fund will not purchase or sell real estate or real estate mortgage loans and the Target Global Fund will not make any investments in real estate limited partnerships.	Same
11. The Target Global Fund may purchase and sell commodities and commodity contracts, including futures contracts and options on futures contracts. For purposes of this investment restriction number 11, the terms “commodities” and “commodity contracts” shall include only those items specifically enumerated as commodities or commodity contracts within Section 1a and Section 2(a)(1) of the Commodity Exchange Act (namely, subject to the jurisdiction of the Commodity Futures Trading Commission).	Same
12. The Target Global Fund will not purchase or sell any interest in any oil, gas or other mineral exploration or development program, including any oil, gas or mineral leases. This investment restriction does not prohibit investments in securities of companies that engage in, invest in or sponsor oil, gas or mineral exploration or development programs.	Same
Non- Fundamental Investment Policies
Target Global Fund	Acquiring Global Fund
1. The Target Global Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Corporation or an officer, director or other affiliated person of the Target Global Fund’s investment adviser.	The Acquiring Global Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or Trustee of the Trust or an officer, director or other affiliated person of the Acquiring Global Fund’s investment adviser.

2. The Target Global Fund will not purchase illiquid securities if, as a result of such purchase, more than 15% of the value of its total assets would be invested in such securities.	Same
3. The Target Global Fund will not purchase the securities of other investment companies except: (a) as part of a plan of merger, consolidation or reorganization approved by the stockholders of the Target Global Fund; (b) securities of registered open-end investment companies; or (c) securities of registered closed-end investment companies on the open market where no commission results, other than the usual and customary broker’s commission. Purchases described in (b) and (c) must be made in compliance with Section 12(d)(1)(A) and Section 12(d)(1)(C) of the Act or pursuant to an applicable exemption or exemptive order, and the Target Global Fund may not invest more than 25% of its net assets in shares of registered investment companies.	Same

Fundamental Investment Policies
Target Select Industries Fund	Acquiring Select Industries ETF
1. The Target Select Industries Fund will diversify its assets in different companies and will not purchase securities of any issuer if, as a result of such purchase, the Target Select Industries Fund would own more than 10% of the outstanding voting securities of such issuer or more than 5% of the Target Select Industries Fund’s assets would be invested in securities of such issuer (except that up to 25% of that value of the Target Select Industries Fund’s total assets may be invested without regard to this limitation). This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.	Same
2. The Target Select Industries Fund will not buy securities on margin (except for such short term credits as are necessary for the clearance of transactions); provided, however, that the Target Select Industries Fund may (i) borrow money to the extent set forth in investment restriction no. 4; (ii) purchase or sell futures contracts and options on futures contracts; (iii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts; and (iv) write or invest in put or call options.	Same
3. The Target Select Industries Fund may sell securities short to the extent permitted by the Act and the Fund may write put and call options to the extent permitted by the Act. The Target Select Industries Fund has no present intention of writing put or call options. (The Act permits the Target Select Industries Fund to sell securities short and write put and call options to the extent permitted by the rules and regulations under the Act).	Same
4. The Target Select Industries Fund may borrow money or issue senior securities to the extent permitted by the Act. (The Act permits the Target Select Industries Fund to borrow money or issue senior securities so long as it maintains continuous asset coverage of at least 300% of all amounts borrowed. For purposes of this investment restriction, securities held in escrow or separate accounts in connection with the Target Select Industries Fund's investment practices are not considered to be a borrowing. For purposes of this investment restriction, hedging transactions in which the Target Select Industries Fund may engage and similar investment strategies are not treated as senior securities when permitted under the rules and regulations of the Act.)	Same

5. The Target Select Industries Fund may pledge or hypothecate its assets to secure its borrowings. For purposes of this investment restriction assets held in a segregated account or by a broker in connection with short sales effected by the Target Select Industries Fund are not considered to be pledged or hypothecated.	Same
6. The Target Select Industries Fund will not act as an underwriter or distributor of securities other than of its shares (except to the extent the Target Select Industries Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), in the disposition of restricted securities).	Same
7. The Target Select Industries Fund will not make loans, except the Target Select Industries Fund may enter into repurchase agreements or acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and except that the Target Select Industries Fund may make loans of portfolio securities if any such loans are secured continuously by collateral at least equal to the market value of the securities loaned in the form of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and provided that no such loan will be made if upon the making of that loan more than 30% of the value of the Target Select Industries Fund’s total assets would be the subject of such loans.	Same
8. The Target Select Industries Fund will not concentrate 25% or more of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.	Same
9. The Target Select Industries Fund will not make investments for the purpose of exercising control or management of any company.	Same
10. The Target Select Industries Fund will not purchase or sell real estate or real estate mortgage loans and the Target Select Industries Fund will not make any investments in real estate limited partnerships.	Same

11. The Target Select Industries Fund will not purchase or sell commodities or commodity contracts, except that the Target Select Industries Fund may enter into futures contracts and options on futures contracts. The Target Select Industries Fund has no present intention of entering into futures contracts or options on futures contracts. For purposes of this investment restriction number 11, the terms “commodities” and “commodity contracts” shall include only those items specifically enumerated as commodities or commodity contracts within Section 1a and Section 2(a)(1) of the Commodity Exchange Act (namely, subject to the jurisdiction of the Commodity Futures Trading Commission).	Same
12. The Target Select Industries Fund will not purchase or sell any interest in any oil, gas or other mineral exploration or development program, including any oil, gas or mineral leases. This investment restriction does not prohibit investments in securities of companies that engage in, invest in or sponsor oil, gas or mineral exploration or development programs.	Same
Non- Fundamental Investment Policies
Target Select Industries Fund	Acquiring Select Industries ETF
1. The Target Select Industries Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Corporation or an officer, director or other affiliated person of the Target Select Industries Fund’s investment adviser.	The Acquiring Select Industries Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or Trustee of the Trust or an officer, director or other affiliated person of the Acquiring Select Industries Fund’s investment adviser.
2. The Target Select Industries Fund will not purchase illiquid securities if, as a result of such purchase, more than 15% of the value of its total assets would be invested in such securities.	Same
3. The Target Select Industries Fund will not purchase the securities of other investment companies except: (a) as part of a plan of merger, consolidation or reorganization approved by the stockholders of the Target Select Industries Fund; (b) securities of registered open-end investment companies; or (c) securities of registered closed-end investment companies on the open market where no commission results, other than the usual and customary broker’s commission. Purchases described in (b) and (c) must be made in compliance with Section 12(d)(1)(A) and Section 12(d)(1)(C) of the Act or pursuant to an applicable exemption or exemptive order, and the Target Select Industries Fund may not invest more than 25% of its net assets in shares of registered investment companies.	Same

Fundamental Investment Policies
Target Grizzly Fund	Acquiring Grizzly Fund
1. The Target Grizzly Fund will diversify its assets in different companies and will not purchase securities of any issuer if, as a result of such purchase, the Target Grizzly Fund would own more than 10% of the outstanding voting securities of such issuer or more than 5% of the Target Grizzly Fund’s assets would be invested in securities of such issuer (except that up to 25% of that value of the Target Grizzly Fund’s total assets may be invested without regard to this limitation). This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.	Same
2. The Target Grizzly Fund will not buy securities on margin (except for such short term credits as are necessary for the clearance of transactions); provided, however, that the Target Grizzly Fund may (i) borrow money to the extent set forth in investment restriction no. 4; (ii) purchase or sell futures contracts and options on futures contracts; (iii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts; and (iv) write or invest in put or call options.	Same
3. The Target Grizzly Fund may sell securities short to the extent permitted by the Act and the Target Grizzly Fund may write put and call options to the extent permitted by the Act. The Target Grizzly Fund has no present intention of writing put or call options. (The Act permits the Target Grizzly Fund to sell securities short and write put and call options to the extent permitted by the rules and regulations under the Act).	Same
4.The Target Grizzly Fund may borrow money or issue senior securities to the extent permitted by the Act. (The Act permits the Fund to borrow money or issue senior securities so long as it maintains continuous asset coverage of at least 300% of all amounts borrowed. For purposes of this investment restriction, securities held in escrow or separate accounts in connection with the Target Grizzly Fund's investment practices are not considered to be a borrowing. For purposes of this investment restriction, hedging transactions in which the Target Grizzly Fund may engage and similar investment strategies are not treated as senior securities when permitted under the rules and regulations of the Act.)	Same
5. The Target Grizzly Fund may pledge or hypothecate its assets to secure its borrowings. For purposes of this investment restriction assets held in a segregated account or by a broker in connection with short sales effected by the Target Grizzly Fund are not considered to be pledged or hypothecated.	Same

6. The Target Grizzly Fund will not act as an underwriter or distributor of securities other than of its shares (except to the extent a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), in the disposition of restricted securities).	Same
7. The Target Grizzly Fund will not make loans, except the Target Grizzly Fund may enter into repurchase agreements or acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and except that the Target Grizzly Fund may make loans of portfolio securities if any such loans are secured continuously by collateral at least equal to the market value of the securities loaned in the form of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and provided that no such loan will be made if upon the making of that loan more than 30% of the value of the Target Grizzly Fund’s total assets would be the subject of such loans.	Same
8. The Target Grizzly Fund will not concentrate 25% or more of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.	Same
9. The Target Grizzly Fund will not make investments for the purpose of exercising control or management of any company.	Same
10. The Target Grizzly Fund will not purchase or sell real estate or real estate mortgage loans and the Target Grizzly Fund will not make any investments in real estate limited partnerships.	Same
11. The Target Grizzly Fund will not purchase or sell commodities or commodity contracts, except that the Target Grizzly Fund may enter into futures contracts and options on futures contracts. The Target Grizzly Fund has no present intention of entering into futures contracts or options on futures contracts. For purposes of this investment restriction number 11, the terms “commodities” and “commodity contracts” shall include only those items specifically enumerated as commodities or commodity contracts within Section 1a and Section 2(a)(1) of the Commodity Exchange Act (namely, subject to the jurisdiction of the Commodity Futures Trading Commission).	Same

12. The Target Grizzly Fund will not purchase or sell any interest in any oil, gas or other mineral exploration or development program, including any oil, gas or mineral leases. This investment restriction does not prohibit investments in securities of companies that engage in, invest in or sponsor oil, gas or mineral exploration or development programs.	Same
Non- Fundamental Investment Policies
Target Grizzly Fund	Acquiring Grizzly Fund
1. The Target Grizzly Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Corporation or an officer, director or other affiliated person of the Target Grizzly Fund’s investment adviser.	The Acquiring Grizzly Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or Trustee of the Trust or an officer, director or other affiliated person of the Acquiring Grizzly Fund’s investment adviser.
2. The Target Grizzly Fund will not purchase illiquid securities if, as a result of such purchase, more than 15% of the value of its total assets would be invested in such securities.	Same
3. The Target Grizzly Fund will not purchase the securities of other investment companies except: (a) as part of a plan of merger, consolidation or reorganization approved by the stockholders of the Target Grizzly Fund; (b) securities of registered open-end investment companies; or (c) securities of registered closed-end investment companies on the open market where no commission results, other than the usual and customary broker’s commission. Purchases described in (b) and (c) must be made in compliance with Section 12(d)(1)(A) and Section 12(d)(1)(C) of the Act or pursuant to an applicable exemption or exemptive order, and the Target Grizzly Fund may not invest more than 25% of its net assets in shares of registered investment companies.	Same

Fundamental Investment Policies
Target Core ETF	Acquiring Core ETF
1. The Target Core ETF may not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry. For purposes of the concentration policy, the Target Core ETF will look through to the portfolio holdings of the underlying funds in which it invests, to the extent practicable, and will aggregate the holdings of the underlying funds (on a pro rata basis based on the Target Core ETF’s investment in each underlying fund) to determine concentration in a particular industry in accordance with the concentration policy provided above. When evaluating the portfolio holdings of unaffiliated underlying funds, the Target Core ETF will consider portfolio information that is publicly available to the Target Core ETF.	Same
2. The Target Core ETF may not borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.	Same
3. The Target Core ETF may not make loans, except to the extent permitted under the 1940 Act.	Same
4. The Target Core ETF may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Target Core ETF from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business.	Same
5. The Target Core ETF may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Target Core ETF from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.	Same
6. The Target Core ETF may not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.	Same

7. The Target Core ETF may not, with respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Target Core ETF’s holdings in the securities of such issuer exceeds 5% of the value of the Target Core ETF’s total assets, or (b) the Target Core ETF owns more than 10% of the outstanding voting securities of the issuer (with the exception that this restriction does not apply to the Target Core ETF’s investments in the securities of the U.S. government, or its agencies or instrumentalities, or other investment companies).	Same
Non- Fundamental Investment Policies
Target Core ETF	Acquiring Core ETF
1. The Target Core ETF will not hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Target Core ETF has valued the investment.	Same

COMPARISON OF SHAREHOLDER RIGHTS

The Target Funds are each a series of the Target Entity, a Maryland corporation, and the Acquiring Funds are each a series of the Acquiring Entity, a Delaware statutory trust. The Target Entity is governed by Articles of Incorporation dated August 30, 1995, as amended from time to time, its bylaws and Maryland law. The Acquiring Fund is governed by an Amended and Restated Agreement and Declaration of Trust dated November 16, 2016, its bylaws and Delaware law. The governing instruments are not identical to one another, and therefore shareholders of the Funds may have different rights (see the bolded text below for specific differences). Additional information about the Target Funds' and Acquiring Funds' governing instruments is provided below .

SHARES. The directors of the Target Entity and the trustees of the Acquiring Entity each have the power to issue shares without shareholder approval. The governing instruments of the Target Entity permit the Target Entity to issue 4,000,000,000 shares, subject to the ability of the directors of the Target Entity to increase or decrease the aggregate number of authorized shares under Maryland law, whereas the governing instruments of the Acquiring Entity permit the trustees of the Acquiring Entity to issue additional shares without limit.

The Acquiring Entity’s governing instruments are explicit that shares of the Acquiring Funds have no preemptive rights. The Target Entity's governing instruments are silent on preemptive rights.

SHAREHOLDER MEETINGS. Neither the Target Entity nor the Acquiring Entity is required to hold annual meetings of shareholders. Shareholder meetings may be called by the board of directors/trustees of either the Target Entity or Acquiring Entity or by certain officers of the Target Entity.

A meeting shall be called by the Secretary of the Target Entity upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting; provided that such holders prepay the costs to the Target Entity of preparing and mailing the notice of the meeting. The business transacted at any special meeting of stockholders of the Target Entity shall be limited to the purposes stated in the notice. A meeting of the shareholders of the Acquiring Funds shall be called by any trustee upon written request of shareholders holding, in the aggregate, not less than 10% of the shares. The request must specify the purpose or purposes for which the meeting is to be called.

VOTING RIGHTS. The 1940 Act provides that shareholders of the Target Funds and the Acquiring Funds have the power to vote with respect to certain matters: specifically, for the election of directors/trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. The governing instruments of the Target Entity and the Acquiring Entity provide that shareholders have the right to vote for the election and removal of directors/trustees to the extent required by law, including filling any vacancies on a Board, at a meeting called for that purpose by the directors/trustees, or, to the extent provided by the 1940 Act, the shareholders.

The Articles of Incorporation and Agreement and Declaration of Trust for each of the Target Entity and Acquiring Entity, respectively, may be amended pursuant to approval of the directors/trustees, except that shareholders shall be entitled to vote on changes to the extent required by the 1940 Act. Shareholders of the Target Funds also have power to vote with respect to the amendment of the Target Funds' by-laws. Shareholders of the Acquiring Funds have power to vote only (i) for the election or removal of Trustees, and (ii) with respect to such additional matters relating to the Acquiring Funds as may be required by the Declaration of Trust, the Bylaws or any registration of the Acquiring Funds with the Commission (or any successor agency), or as the Trustees may consider necessary or desirable.

The governing instruments of the Target Entity and the Acquiring Entity further provide that each shareholder is entitled to one vote for each full share held, and a fractional vote for each fractional share held, and that each Target Fund or Acquiring Fund, as applicable, will vote separately on matters relating solely to it.

Shareholders of the Target Funds are not entitled to cumulative voting. Shareholders of the Acquiring Funds are not entitled to cumulative voting with respect to the election of trustees.

QUORUM AND VOTING. The governing instruments of the Target Entity provide that, except as otherwise required applicable law, a majority of the shares present or represented by proxy and entitled to vote at a shareholder meeting shall constitute a quorum and, if a quorum is present at any meeting, a majority of the shares voted decide any question, except unless a greater number is required by applicable law.

The governing instruments of the Acquiring Entity provide that, except as otherwise required applicable law, thirty-three and one-third percent (33 and 1/3%) of the shares present or represented by proxy and entitled to vote at a shareholder meeting shall constitute a quorum and, if a quorum is present at any meeting, a majority of the shares voted decide any question, except unless a greater number is required by applicable law.

With respect to the Target Entity and Acquiring Entity, if the 1940 Act requires approval of a majority of the outstanding voting securities, then the vote required by the 1940 Act is the lesser of: (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

SUBMISSION OF SHAREHOLDER PROPOSALS. The Target Entity and the Acquiring Entity do not have provisions in their governing instruments that require shareholders to provide advance notice to the Target Funds or Acquiring Funds, as applicable, in order to present a proposal at a shareholder meeting. Nonetheless, the federal securities laws, which apply to the Acquiring Funds and the Target Funds, require that certain conditions be met to present any proposal at a shareholder meeting. The matters to be considered and brought before an annual or special meeting of shareholders of the Target Funds and the Acquiring Funds are limited to only those matters, including the nomination and election of directors/trustees, which are properly brought before the meeting. These requirements are intended to provide the Target Fund Board or the Acquiring Fund Board the opportunity to better evaluate the proposal and provide additional information to shareholders for their consideration in connection with the proposal. Failure to satisfy the requirements of these advance notice provisions means that a shareholder may not be able to present a proposal at an annual or special shareholder meeting.

DERIVATIVE ACTIONS. Under the Delaware Statutory Trust Act, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and: (1) was a shareholder at the time of the transaction complained about or (2) acquired the status of shareholder by operation of law or pursuant to the governing instruments from a person who was a shareholder at the time of the transaction.

The governing instruments of the Acquiring Entity additionally provide that:

•shareholders owning at least 10% of an Acquiring Fund must join in bringing a derivative action;
•a shareholder of an Acquiring Fund may only bring a derivative action if the following conditions are met: (i) the shareholder must make a pre-suit demand upon the Acquiring Fund’s Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed; and a demand on the Trustees shall only be deemed not likely to succeed and therefore excused if a majority of the Trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the transaction at issue, and a Trustee shall not be deemed interested in a transaction or otherwise disqualified from ruling on the merits of a shareholder demand by virtue of the fact that such Trustee receives remuneration for his service as a Trustee of the Acquiring Entity or as a trustee or director of one or more investment companies that are under common management with or otherwise affiliated with the Acquiring Entity; and (ii) unless a demand is not required under clause (i) of this paragraph, the Acquiring Fund’s Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim; and the Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and may require an undertaking by the shareholder making such request to reimburse the Acquiring Entity for the expense of any such advisors in the event that the Trustees determine not to bring such action. The Acquiring Fund’s Trustees may designate a committee of two or more Trustees to consider a shareholder demand if necessary to create a committee with a majority of Trustees who do not have a personal financial interest in the transaction at issue.

Under Maryland law, applicable case law at the time of a particular derivative action will establish any requirements or limitations with respect to Target Fund shareholder derivative actions.

For the avoidance of doubt, the limitations stated herein regarding the ability of the Acquiring Funds' shareholders to bring a derivative action do not apply to claims brought under the federal securities laws.

AMENDMENT OF GOVERNING INSTRUMENTS. The Articles of Incorporation and Agreement and Declaration of Trust for each of the Target Entity and Acquiring Entity, respectively, may be amended pursuant to approval of the directors/trustees, except that shareholders shall be entitled to vote on changes to the extent required by the 1940 Act. The Target Entity’s bylaws may also be amended by affirmative vote of at least a majority of shareholders present or represented at a meeting of shareholders at which a quorum is in attendance.

LIABILITY OF SHAREHOLDERS. The governing instruments for the Acquiring Entity generally provide that shareholders will not be subject to personal liability for the obligations of an Acquiring Fund. Under Maryland law, shareholders of the Target Funds will generally not be subject to personal liability for the obligations of a Target Fund.

THE PROPOSED REORGANIZATIONS

TARGET FUND BOARD CONSIDERATIONS IN APPROVING THE REORGANIZATIONS

The Target Fund Board considered the Reorganizations and the Plan, and initially approved the Reorganizations and the Plan, at a meeting held on May 8, 2023. On November 16, 2023, the Target Fund Board considered additional information regarding the Reorganizations and the Plan and confirmed their prior approval. On August 20, 2024, the Target Fund Board, including a majority of the Directors who are not “interested persons” of the Target Entity as that term is defined in the 1940 Act (“Independent Trustees”), re-approved the Reorganizations and the Plan. In approving the Reorganizations, the Target Fund Board determined that: (i) participation in the Reorganizations is in the best interest of each Target Fund and its shareholders; and (ii) the interests of the existing shareholders of each Target Fund will not be diluted as a result of the Reorganizations.

In making these determinations, the Target Fund Board noted that it had reviewed and considered information provided to them to assist them in evaluating the Reorganizations, such as information relating to: the terms of the Plan; each Acquiring Fund’s investment objective, investment strategy and risks; each Acquiring Fund’s fee structure, as compared to the corresponding Target Fund’s fee structure; the fact that the Acquiring Funds' investment adviser also serves as investment adviser to each Target Fund; the U.S. federal income tax consequences of the Reorganizations; the costs anticipated to be incurred in connection with the Reorganizations and the fact that Leuthold would be responsible for paying a portion of all such costs; and the recommendation of Leuthold, among other relevant information.

In addition, the Target Fund Board considered the proposal that Target Select Industries Fund be converted into an ETF because the ETF structure has the potential to provide benefits with respect to the management of capital gains distributions and improved shareholder liquidity. When portfolio securities of a mutual fund are sold, either to rebalance holdings or to raise cash for redemptions, the sale can create capital gains that impact all taxable shareholders of the mutual fund. In contrast, the mechanics of the creation and redemption process for ETFs allows ETFs to acquire securities in-kind and redeem securities in-kind, generally reducing the realization of capital gains by the ETFs for the same processes. As a result, shareholders in an ETF are largely only subject to capital gains on their investment in the ETF after they sell their ETF shares. In addition to considering the risks and benefits of operating in the ETF structure, the Target Fund Board also considered that the Acquiring Select Industries ETF’s total annual operating expenses would be lower than that of the Target Select Industries Fund as a result of the unitary fee structure to be adopted in connection with the ETF structure.

It was noted that the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Plan. Rather, the approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken in their entirety. The following were some of the factors considered by the Target Fund Board in making their determination:

•The Directors discussed the terms of each Reorganization, and noted favorably that each Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Code and that each Target Fund and its shareholders are not expected to recognize gain or loss for U.S. federal income tax purposes in the Reorganization (except for any fractional shares redeemed by the Target Select Industries Fund prior to the Reorganization).
•The Directors noted that the investment objective of each Target Fund is the same as the investment objective of the corresponding Acquiring Fund, and the investment strategy and policies of each Target Fund are substantially similar to the investment strategy and policies of the corresponding Acquiring Fund.
•The Directors noted that the named portfolio managers for each Target Fund are the named portfolio managers of each corresponding Acquiring Fund, providing continuity of management, which they believe is beneficial for shareholders.
•The Directors discussed the fact that the current management fee rate for each Acquiring Fund is the same or lower than the management fee of the corresponding Target Fund, and they continue to believe that the fee rates are reasonable.
•The Directors noted favorably that Leuthold has agreed to contractually limit the operating expenses of each Acquiring Fund to the same level or lower as the corresponding Target Fund, for a period of two years following the closing of the Reorganizations.
•The Directors reviewed and assessed the terms and conditions of the Plan, including the Acquiring Funds’ assumption of all of the liabilities of the Target Funds, and concluded that the terms and conditions are reasonable.
•The Directors noted favorably that Leuthold will pay a portion of the costs associated with the Reorganizations allocated to the Target Funds and the Acquiring Funds.
•The Directors noted favorably that no sales loads, commissions or other transactional fees would be imposed on the Target Funds’ shareholders in connection with the Reorganizations.
•The Directors discussed the experience and background of the Acquiring Entity’s independent trustees, concluding that they appear to have satisfactory qualifications for overseeing the Acquiring Funds.
•The Trustees noted favorably that shareholders of the Target Funds who do not wish to become shareholders of the Acquiring Funds may redeem their shares of the applicable Target Funds at net asset value before the Reorganizations. While redemptions may be subject to state and/or federal income taxes if shares are held in a taxable account, the Directors belief that this is a reasonable alternative for shareholders who do not want to be shareholders of the Acquiring Funds, as they believe that the Reorganizations are in the best interests of the Target Funds and their shareholders as a group (for the reasons discussed herein).
•With regard to the Target Select Industries Fund, the Directors discussed the structural differences between mutual funds and ETFs. They noted that as a result of these structural differences, there are certain benefits associated with the ETF structure, such as secondary market liquidity, increased transparency, and the potential for increased tax efficiency. The Directors also discussed the risks associated with the ETF structure, including the risk that shares of an ETF will trade at market prices that are above (premium) or below (discount) NAV, or that an ETF’s “authorized participants” will not engage in creation or redemption transactions which could cause the Acquiring Select Industries ETF’s shares to trade at a discount to NAV and possibly face trading halts and/or delisting. They noted that following the Reorganization, shareholders may bear certain costs with respect to maintaining brokerage accounts and buying and selling Acquiring Select Industries ETF shares in the secondary market that shareholders do not experience as shareholders of the Target Select Industries Fund. Nonetheless, the Directors concluded that they belief the potential benefits of the ETF structure are in the best interests of the Target Select Industries Fund’s shareholders.

Based on all of the foregoing, the Target Fund Board concluded that the Target Funds' participation in the proposed Reorganizations would be in the best interests of each Target Fund and its shareholders and would not dilute the interests of the Target Funds' existing shareholders. The Target Fund Board unanimously determined to recommend that shareholders of each Target Fund approve the Plan for reorganization of the Target Fund.

SUMMARY OF AGREEMENT AND PLAN OF REORGANIZATION

The terms and conditions under which the Reorganizations are expected to be consummated are set forth in the Plan. The following summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Exhibit B to this Proxy Statement/Prospectus.

The Acquiring Funds have been newly established by the Acquiring Entity solely for the purpose of effecting the Reorganizations and currently have no assets. With respect to the Reorganizations, if shareholders of a Target Fund approve the Plan and other closing conditions are satisfied or waived, all of the assets of such Target Fund will be delivered to the corresponding Acquiring Fund’s custodian for the account of such Acquiring Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of each class or classes of the Acquiring Fund (including fractional shares rounded to the nearest thousandth except for the Acquiring Select Industries ETF and Acquiring Core ETF which do not issue fractional shares), having an aggregate net asset value equal on a class-by-class basis to the value of the net assets of the Target Fund attributable to the class or classes held by the holders of record of the Target Fund shares (minus any redeemed fractional shares prior to the Reorganizations for the Target Select Industries Fund), all determined and adjusted as provided in the Plan. The value of your account with the Acquiring Funds immediately after the Reorganizations is expected to be the same as the value of your account with the Target Funds immediately prior to the Reorganizations (minus any redeemed fractional shares prior to the Reorganizations for the Target Select Industries Fund).

The Target Entity and Acquiring Entity will be required to make representations and warranties that are customary in reorganizations. If shareholders of the Target Funds approve the Plan and if all of the closing conditions set forth in the Plan are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur on or around [December 12], 2024 (the “Closing Date”), immediately following the closing of regular trading on the NYSE on the Closing Date (the “Effective Time”). Following receipt of the requisite shareholder vote in favor of the Reorganizations and as soon as reasonably practicable after the Closing, the outstanding shares of each Target Fund will be terminated in accordance with their governing documents and applicable law.

The obligations of the Acquiring Entity and the Target Entity are subject to the following conditions, among others:

•the Acquiring Funds’ Registration Statement on Form N-14 under the 1933 Act shall be on file with the SEC and shall be effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

•the shareholders of the applicable Target Fund shall have approved the Plan;

•the Acquiring Funds and Target Funds shall have each delivered an officer’s certificate certifying that all representations, covenants and warranties of or with respect to the Funds made in the Plan are true and correct in all material respects at and as of the effective date of the Plan, except as they may be affected by the transactions contemplated by the Plan;
•The Target Funds and Acquiring Funds receive a satisfactory opinion of tax counsel substantially to the effect that each Reorganization is expected to be a “reorganization” within the meaning of Section 368(a) of the Code, as described in more detail in “U.S. Federal Income Tax Considerations” below.

Because shareholders of each Target Fund will vote separately on the Proposals, a Reorganization may be approved for a single Target Fund, even if shareholders of one or more of the other Target Funds have not approved a Proposal. If that were the case, management expects that the shareholder meeting would be adjourned for the particular Target Fund or Target Funds to give more time to solicit shareholder votes in favor of the Proposals. If the Reorganization of only one Target Fund is approved by its shareholders, then the Target Fund that received shareholder approval of the Reorganization will implement the Reorganization. A Target Fund that does not receive shareholder approval of the Reorganization will continue to operate under its current structure, and the Target Fund Board will consider other possible courses of action. The Plan may be terminated and the Reorganizations may be abandoned at any time prior to Closing by mutual agreement of the parties. The Plan may be amended or modified in a writing signed by the parties to the Plan.

COSTS OF REORGANIZATIONS

The total costs of the Reorganizations are estimated to be approximately $380,000. Of this amount, in recognition of the anticipated reduced costs for the Acquiring Funds over time as a result of the Reorganizations, the Target Funds will pay the costs of the Reorganizations up to, but not to exceed, $125,000. Leuthold will pay all additional costs of the Reorganizations above this amount. The allocation of this amount to the Target Funds shall be borne by each Target Fund in proportion to the average net assets held by the Target Funds collectively as of the close of business on September 30, 2023 and August 29, 2024. The fees and expenses related to the Reorganizations include, but are not limited to, legal fees, project fees, auditor fees, proxy printing and mailing costs, and proxy solicitation costs. The Target Funds are estimated to bear the amounts in the below table:

Target Core Fund	$86,858
Target Global Fund	$4,290

Target Select Industries Fund	$2,416
Target Grizzly Fund	$19,710
Target Core ETF	$11,726

U.S. FEDERAL INCOME TAX CONSIDERATIONS

The following is a general summary of the material U.S. federal income tax considerations of the Reorganizations and is based upon the current provisions of the Code, the existing U.S. Treasury regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in tax-advantaged accounts.

Each Reorganization is intended to qualify as a “reorganization” under Section 368(a) of the Code. As a condition to the closing of each Reorganization, the Target Funds and the Acquiring Funds will receive an opinion from Stradley Ronon Stevens & Young, LLP substantially to the effect that, as further described below, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, generally for U.S. federal income tax purposes:
•The acquisition by the Acquiring Fund of all of the Assets of its corresponding Target Fund in exchange for the Acquiring Fund shares, and cash in lieu of fractional shares, and the assumption by the corresponding Acquiring Fund of the Liabilities of its corresponding Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares, and cash in lieu of fractional shares, in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
•Except in the case of fractional shares, no gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets to, and assumption of its Liabilities by, its corresponding Acquiring Fund in exchange solely for the Acquiring Fund shares pursuant to Sections 361(a) and 357(a) of the Code.
•No gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets (after any redemptions of the Target Fund fractional shares) to, and assumption of its Liabilities by, its corresponding Acquiring Fund in exchange solely for the Acquiring Fund shares pursuant to Sections 361(a) and 357(a) of the Code.
•No gain or loss will be recognized by the Target Fund upon the distribution of its corresponding Acquiring Fund shares to its shareholders in complete liquidation of the Target Fund pursuant to Section 361(c)(1) of the Code.
•The tax basis of each Asset of the Target Fund received by its corresponding Acquiring Fund will be the same as the tax basis of such Asset to the Target Fund immediately prior to the exchange pursuant to Section 362(b) of the Code.
•The holding period of each Asset of the Target Fund received by its corresponding Acquiring Fund will include the periods during which such Asset was held by the Target Fund pursuant to Section 1223(2) of the Code.

•No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund shares for its corresponding Acquiring Fund shares (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code. With respect to the Select Industries Fund Reorganization, no gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund shares for its corresponding Acquiring Fund shares (except with respect to cash in lieu of fractional shares, if any), pursuant to Section 354(a) of the Code.
•The aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Target Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the shareholder’s Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
•The holding period of the Acquiring Fund shares received by each shareholder of the Target Fund (including fractional shares to which they may be entitled) will include the shareholder’s holding period of the Target Fund shares surrendered in exchange therefor, provided that such Target Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code.
•For the purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder.

The opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Funds and the Acquiring Funds upon which Stradley Ronon Stevens & Young LLP will rely in rendering its opinion and will also be based on customary assumptions. It is possible that the IRS or a court could disagree with Stradley Ronon Stevens & Young LLP’s opinion, which therefore cannot be free from doubt. A copy of the opinion will be filed with the SEC and will be available for public inspection. Neither the Target Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the U.S. federal tax consequences of the Reorganizations.

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a “reorganization” within the meaning of Section 368(a) of the Code, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives in the exchange.

The tax attributes, including capital loss carryovers, if any, as of the date of closing of a Reorganization, of the applicable Target Fund move to the corresponding Acquiring Fund in the Reorganization and any such capital loss carryovers would be available to offset future gains recognized by the Acquiring Fund, subject to limitations under the Code. If, as is anticipated, at the time of the Closing of a Reorganization, the applicable Acquiring Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of the corresponding Target Fund as a result of the Reorganization. Thus, each Reorganization is not expected to result in any limitation on the use by the applicable Acquiring Fund of the corresponding Target Fund’s capital loss carryovers, if any. However, the capital loss carryovers of an Acquiring Fund, as the successor in interest to the corresponding Target Fund, may subsequently become subject to an annual limitation as a result of purchases or redemptions of the Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

This discussion is only a general summary of certain U.S. federal income tax consequences. You should consult your tax adviser regarding the U.S. federal income tax consequences as well as the state, local and foreign consequences to you, if any, of a Reorganization in light of your particular circumstances.

ACCOUNTING SURVIVORSHIP

Each Target Fund will be considered to be the accounting survivor of the Reorganization, meaning that the corresponding Acquiring Fund will assume the financial and performance history of the Target Fund.

TARGET FUND BOARD RECOMMENDATION

The Target Fund Board unanimously recommends that shareholders of each Target Fund approve the proposed Reorganization pursuant to the Plan.

VOTING INFORMATION

PROXY STATEMENT/PROSPECTUS

You are receiving this Proxy Statement/Prospectus and the enclosed proxy card because the Target Fund Board is soliciting your proxy to vote on the Proposal at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by participating in the Meeting and following the instructions below. You do not need to attend the Meeting to vote. Instead, you may simply complete, sign, and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Proxy Statement/Prospectus, the enclosed Notice of Meeting of Shareholders, and the enclosed proxy card are expected to be mailed on or about [October 31], 2024 to all shareholders entitled to vote.

Shareholders may attend the Meeting. The Meeting will begin promptly on [December 12], 2024, at [10:00] a.m., Central time and be held at 150 South Fifth Street, Suite 1700, Minneapolis, MN 55402. Only Target Fund shareholders will be able to participate in the Meeting.

Shareholders of record of the Target Funds as of the close of business on the Record Date of [October 10], 2024 are entitled to vote at the Meeting. The number of outstanding shares of each Target Fund on the Record Date are set forth below. Each share is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.

Target Fund	Outstanding Shares
Core Fund - Retail Class Shares	[ ]
Core Fund - Institutional Class Shares	[ ]
Global Fund - Retail Class Shares	[ ]
Global Fund - Institutional Class Shares	[ ]
Select Industries Fund	[ ]
Grizzly Fund	[ ]
Core ETF	[ ]

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Entity in writing at the address set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder participates in the Meeting, the shareholder may withdraw the proxy and vote at the Meeting. However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.

Executed proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Proposal.

QUORUM REQUIREMENT AND ADJOURNMENT

A “Quorum” is the minimum number of shares that must be present in order to conduct the Meeting. A Quorum means a majority of the shares of a Target Fund that are entitled to vote at the Meeting, present at the Meeting or represented by proxy.

With respect to each Target Fund, if sufficient votes to approve a Proposal are not received by the date of the Meeting or any reconvened Meeting following an adjournment, the Meeting or reconvened Meeting may be adjourned with respect to such Target Fund to permit further solicitations of proxies. The persons named as proxies on the enclosed proxy cards will vote their proxies in their discretion on questions of adjournment and any other items (other than the Proposal) that properly come before the Meeting. A majority of the votes cast by shareholders of a Target Fund present or by proxy at the Meeting (whether or not sufficient to constitute a quorum) may adjourn the Meeting.

Because each Proposal is expected to “affect substantially” a shareholder’s rights or privileges, a broker may not vote shares if the broker has not received instructions from beneficial owners or persons entitled to vote, even if the broker has discretionary voting power (i.e., the proposal is non-discretionary). Because the Proposals are non-discretionary, the Target Funds do not expect to receive broker non-votes.

Abstentions and broker non-votes will be counted for purposes of determining whether a quorum is present at the Meeting. Abstentions and broker non-votes will have the same effect as a vote “AGAINST” a Proposal because an absolute percentage of affirmative votes is required to approve a Proposal.

Broker non-votes are proxies from brokers or nominees that indicate that they have not received voting instructions from the beneficial owner or other person entitled to vote shares on a particular matter for which the brokers or nominees do not have discretionary authority to vote, such as the Proposals.

VOTE NECESSARY TO APPROVE THE PROPOSAL

Shareholders of a Target Fund must approve the applicable Proposal by a 1940 Act Majority vote of the outstanding voting securities of the Target Fund. A “1940 Act Majority” of the outstanding voting securities of a fund means the lesser of (i) 67% or more of the voting securities of the fund that are present at a meeting if holders of shares representing more than 50% of the outstanding voting securities of the fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the fund.

PROXY SOLICITATION

In addition to solicitations by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts. The Target Funds will request broker/dealer firms, custodians, nominees, and fiduciaries to forward proxy materials to the beneficial owners of the shares of record.

In addition to solicitations by mail, officers and employees of the Target Funds, Leuthold and their affiliates may, without extra pay, conduct additional solicitations by telephone, telecopy, and personal interviews. The Target Funds expect that any solicitations will be primarily by mail, but also may include telephone, telecopy, or oral solicitations.

As the Meeting date approaches, you may receive a telephone call from a representative of the Target Funds if your votes have not yet been received.  Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Target Funds' representative is required to ask for each shareholder’s full name and address, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Target Funds' representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information elicited matches the information previously provided to the Target Funds, then the Target Funds' representative has the responsibility to explain the voting process, read the Proposal listed on the proxy card, and ask for the shareholder’s instructions on the Proposal. Although the Target Funds' representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. The Target Funds' representative will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Target Funds immediately if his or her instructions are not correctly reflected in the confirmation.

SHARE OWNERSHIP BY LARGE SHAREHOLDERS, MANAGEMENT AND DIRECTORS

A list of the name, address, and percent ownership of each person who, as of [October 10, 2024], to the knowledge of the Target Funds, owned 5% or more of the outstanding shares of each Target Fund can be found at Exhibit A.

To the best of the knowledge of the Target Entity, the ownership of shares of the Target Funds by executive officers and directors of the Target Funds as a group constituted less than 1% of the shares of each Target Fund as of [October 10, 2024].

OTHER MATTERS

CAPITALIZATION

The following tables show the capitalization of each Target Fund as of March 31, 2024 and of each Acquiring Fund on a pro forma combined basis (unaudited) as of the same date, giving effect to the proposed Reorganizations. The following is an example of the number of shares of each Acquiring Fund that would have been exchanged for the shares of the corresponding Target Fund if the Reorganizations had been consummated on March 31, 2024, and does not necessarily reflect the number of shares or value of shares that will actually be received if the Reorganizations occur on the Closing Date. The capitalizations of each Target Fund and the Acquiring Fund are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

Core Fund
(unaudited)	Target Fund	Acquiring Fund (pro forma)(1)
Aggregate Net Assets	$568,899,474	$568,899,474

Retail Class Shares
Shares Outstanding	11,489,730	11,489,730
Net Asset Value Per Share	$22.48	$22.48
Net Assets	$258,273,270	$258,273,270

Institutional Class Shares
Shares Outstanding	13,740,466	13,740,466
Net Asset Value Per Share	$22.61	$22.61
Net Assets	$310,626,204	$310,626,204

(1)Reflects the conversion of Target Core Fund Shares for Acquiring Core Fund Shares as a result of the Reorganization.

Global Fund
(unaudited)	Target Fund	Acquiring Fund (pro forma)(1)
Aggregate Net Assets	$23,173,838	$23,173,838

Retail Class Shares
Shares Outstanding	382,983	382,983
Net Asset Value Per Share	$9.61	$9.61
Net Assets	$3,678,789	$3,678,789

Institutional Class Shares
Shares Outstanding	1,991,856	1,991,856
Net Asset Value Per Share	$9.79	$9.79
Net Assets	$19,495,049	$19,495,049

(1)Reflects the conversion of Target Global Fund Shares for Acquiring Global Fund Shares as a result of the Reorganization.

Select Industries Fund
(unaudited)	Target Fund	Acquiring Fund (pro forma)(1)
Aggregate Net Assets	$19,268,649	$19,268,649

Shares Outstanding	499,877	499,877
Net Asset Value Per Share	$38.55	$38.55
Net Assets	$19,268,649	$19,268,649

(1)Reflects the conversion of Target Select Industries Fund Shares for Acquiring Select Industries ETF Shares as a result of the Reorganization.

Grizzly Fund
(unaudited)	Target Fund	Acquiring Fund (pro forma)(1)
Aggregate Net Assets	$67,415,690	$67,415,690

Shares Outstanding	10,713,560	10,713,560
Net Asset Value Per Share	$6.29	$6.29
Net Assets	$67,415,690	$67,415,690

(1)Reflects the conversion of Target Grizzly Fund Shares for Acquiring Grizzly Fund Shares as a result of the Reorganization.

Core ETF
(unaudited)	Target Fund	Acquiring Fund (pro forma)(1)
Aggregate Net Assets	$85,919,245	$85,919,245

Shares Outstanding	2,550,000	2,550,000
Net Asset Value Per Share	$33.69	$33.69
Net Assets	$85,919,245	$85,919,245

(1)Reflects the conversion of Target Core ETF Shares for Acquiring Core ETF Shares as a result of the Reorganization.

DISSENTERS’ RIGHTS

If a Reorganization is approved at the Meeting, shareholders of the applicable Target Fund will not have the right to dissent and obtain payment of the fair value of their shares. After the Reorganization, shareholders of the Target Fund will hold shares of the corresponding Acquiring Fund, which may also be redeemed at net asset value.

SHAREHOLDER PROPOSALS

The governing instruments of the Target Entity do not require that the Target Fund hold annual meetings of shareholders. The Target Funds are, however, required to call meetings of shareholders in accordance with the requirements of the 1940 Act to seek approval of new or material amendments to advisory arrangements or of a change in the fundamental investment policies, objectives or restrictions of the Target Funds. The Target Entity is also required to hold a shareholder meeting to elect new directors if at such time less than a majority of the directors holding office had been elected by shareholders. The Target Entity’s governing instruments generally provide that a shareholder meeting shall be called upon written request of the holders of shares entitled to cast not less than ten (10%) percent of all the votes entitled to be cast at such meeting; provided that such holders prepay the costs to the Target Entity of preparing and mailing the notice of the meeting. The business transacted at any special meeting of stockholders of the Target Entity shall be limited to the purposes stated in the notice.

Shareholders of the Target Funds wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting must send their written proposal to the Target Entity a reasonable time before the Target Fund Board’s solicitation relating to that meeting is to be made. Shareholder proposals must meet certain legal requirements established by the SEC, so there is no guarantee that a shareholder’s proposal will actually be included in the next proxy statement. The persons named as proxies in future proxy materials of the Target Funds may exercise discretionary authority with respect to any shareholder proposal presented at any subsequent shareholder meeting if written notice of that proposal has not been received by the Target Funds within a reasonable period of time before the Target Fund Board’s solicitation relating to that meeting is made. Written proposals with regard to the Target Funds should be sent to the Secretary of the Target Entity, at the address of the Target Funds given above. If the proposed Reorganizations are approved and completed, shareholders of the Target Funds will become shareholders of the Acquiring Funds and, thereafter, will be subject to the shareholder proposal requirements of the Acquiring Entity.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Funds in connection with the Reorganizations and the tax consequences of the Reorganizations will be passed upon by Stradley Ronon Stevens & Young LLP.

AUDITORS

The financial statements of the Target Funds for the year ended September 30, 2023, contained in the Target Funds’ Annual Report to Shareholders, has been audited by Cohen & Company, Ltd., an independent registered public accounting firm. Cohen & Company, Ltd. also serves as the independent registered public accounting firm for the Acquiring Funds.

Exhibit A

OWNERSHIP OF THE TARGET FUNDS

SIGNIFICANT HOLDERS

The following tables show, as of the Record Date, the accounts of the Target Funds that own of record 5% or more of a class of the Target Funds. The Target Entity has no information regarding the beneficial ownership of Target Funds shares through accounts with financial intermediaries.

Target Core Fund

Retail Class Shares:

Name and Address	% Ownership	Type of Ownership(1)

Institutional Class Shares:

Name and Address	% Ownership	Type of Ownership(1)

Target Global Fund

Retail Class Shares:

Name and Address	% Ownership	Type of Ownership(1)

Institutional Class Shares:

Name and Address	% Ownership	Type of Ownership(1)

Target Select Industries Fund

Name and Address	% Ownership	Type of Ownership(1)

Target Grizzly Fund

Name and Address	% Ownership	Type of Ownership(1)

Target Core ETF

Name and Address	% Ownership	Type of Ownership(1)

(1)“Record” ownership means the shareholder of record, or the exact name of the shareholder on the account, i.e. “ABC Brokerage, Inc.” “Beneficial” ownership refers to the actual pecuniary, or financial, interest in the security, i.e. “Jane Doe Shareholder.”

Exhibit B

Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (“AGREEMENT”) is made this […] day of […], 2024 by and among: (i) Leuthold Funds, Inc., an open-end registered investment company (“TARGET ENTITY”), on behalf of its series, the Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Leuthold Grizzly Short Fund and Leuthold Core ETF (each, a “TARGET FUND,” and together, the “TARGET FUNDS”); (ii) Managed Portfolio Series, an open-end registered investment company (“ACQUIRING ENTITY”), on behalf of its series, the Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Select Industries ETF, Leuthold Grizzly Short Fund and Leuthold Core ETF (each, an “ACQUIRING FUND,” and together, the “ACQUIRING FUNDS,” and each Target Fund and each Acquiring Fund, a “FUND”); and (iii) solely for the purposes of Sections 1.1(f), 9.2, 11.1 and 11.2 of this Agreement, The Leuthold Group, LLC (d/b/a Leuthold Weeden Capital Management) (“LEUTHOLD”), investment adviser of each Target Fund and each Acquiring Fund. Other than the Target Funds and the Acquiring Funds, no other series of either the Target Entity or the Acquiring Entity are parties to this Agreement.

WHEREAS, each of the Target Entity and the Acquiring Entity is an open-end investment company of the management type registered with the Securities and Exchange Commission (the “COMMISSION”); and

WHEREAS, the parties hereto intend for the Acquiring Entity, on behalf of each Acquiring Fund, and the Target Entity, on behalf of the corresponding Target Fund (identified in the table provided in Schedule 1.1 of this Agreement), to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire all of the assets, property, and goodwill of the corresponding Target Fund in exchange solely for (A) shares of the applicable share classes of the Acquiring Fund and (B) the assumption by the Acquiring Fund of all of the liabilities of the corresponding Target Fund, and (ii) the corresponding Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding classes of shares of the corresponding Target Fund in redemption of all outstanding shares of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “REORGANIZATION” and, together, the “REORGANIZATIONS”); and

WHEREAS, each Acquiring Fund is, and will immediately prior to the Closing (defined in Section 3.1) be, a shell series, without assets (other than nominal seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities of the corresponding Target Fund; and

WHEREAS, this Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Treasury Regulations Section 1.368-2(g); and

WHEREAS, the parties hereto intend that each Reorganization contemplated by this Agreement constitute a “reorganization” within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (together, the “CODE”); and

WHEREAS, this Agreement provides for multiple Reorganizations, the parties hereto intend that each Reorganization between an Acquiring Fund and a Target Fund be treated as if it had been the subject of a separate agreement, and the consummation of the Reorganization between a Target Fund and an

Acquiring Fund shall not be contingent on the approval by shareholders of another Target Fund or the consummation of another Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.DESCRIPTION OF THE REORGANIZATIONS

1.1 Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, the Target Entity and the Acquiring Entity agree to take the following steps with respect to that Reorganization:

(a) The applicable Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.1(b), to the corresponding Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume all of the Liabilities of the Target Fund, as defined and set forth in Section 1.1(c), and deliver to the Target Fund the number of full and fractional shares (except in the case of Leuthold Select Industries ETF and Leuthold Core ETF which do not issue fractional shares) of the applicable share classes of the Acquiring Fund determined in the manner set forth in Section 2. All future references herein to fractional shares shall be understood to exclude Leuthold Select Industries ETF and Leuthold Core ETF, each a series of the Acquiring Entity.

(b) The assets of the Target Fund to be transferred to the corresponding Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date (collectively, “ASSETS”).

(c) The Target Fund will endeavor, consistent with its obligation to continue to pursue its investment objective and employ its investment strategies in accordance with the terms of its prospectus, to discharge all of its liabilities and obligations prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall assume all of the liabilities of the corresponding Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date (collectively, “LIABILITIES”).

(d) As soon as reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“TARGET FUND SHAREHOLDERS”) the shares of the corresponding Acquiring Fund received by the Target Fund pursuant to Section 1.1(a) pro rata on a class-by-class basis, and the Target Fund will as promptly as reasonably practicable thereafter completely liquidate and dissolve. Each Target Fund Shareholder will receive the number of full and fractional shares of the class of the Acquiring Fund corresponding to the class of shares of the Target Fund held by such Target Fund Shareholder that has an aggregate net asset value equal to the aggregate net asset value of the shares of that class of the Target Fund held of record by such Target Fund Shareholder at the Closing (minus any redemption of fractional shares as described in Section 1.1(a)). Such distribution and liquidation will be accomplished, with respect to the Target Fund’s shares, by the transfer of the corresponding Acquiring Fund shares then credited to the account of the Target Fund on the books of the

Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders, representing the respective number of Acquiring Fund shares of each class due to such Target Fund Shareholders. At the Closing, any outstanding certificates representing shares of the Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.

(e) Ownership of Acquiring Fund shares will be shown on the applicable Acquiring Fund’s books, as such are maintained by the Acquiring Fund’s transfer agent.

(f) All books and records of the Target Fund maintained by the Target Funds or by Leuthold, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 ACT”) and the rules and regulations promulgated thereunder, shall be given to the corresponding Acquiring Fund on the Closing Date (as defined below) by the Target Fund or by Leuthold as the case may be, and Leuthold shall cause copies of all such books and records maintained by the Target Fund’s administrator, custodian, distributor, or fund accountant to be turned over to the Acquiring Fund or its agents as soon as practicable following the Closing Date.

2.VALUATION

2.1 With respect to each Reorganization:

(a) The net asset value of the applicable Target Fund’s Assets to be acquired by the corresponding Acquiring Fund hereunder shall be computed as of the Valuation Time (defined below) by calculating the value of the Assets less the value of any cash or other assets used to redeem fractional shares of the Leuthold Select Industries Fund pursuant to Section 5.1(p), and subtracting therefrom the amount of the Liabilities, in each case using the valuation procedures established by the Target Entity’s valuation designee, as designated by the Target Entity’s Board of Directors under Rule 2a-5 of the 1940 Act (“VALUATION DESIGNEE”), or such other valuation procedures as may be mutually agreed upon by the parties (“VALUATION PROCEDURES”).

(b) The number of shares of each class (as applicable) issued by the applicable Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the corresponding Target Fund’s Assets shall equal the number of shares of each corresponding class of the Target Fund outstanding as of the Valuation Time (following the redemption of fractional shares of the Leuthold Select Industries Fund pursuant to Section 5.1(p)).

(c) The net asset value per share of each class (as applicable) of the applicable Acquiring Fund’s shares issued in connection with the Reorganization shall be the net asset value of the corresponding Target Fund attributable to the corresponding class computed as of the Valuation Time, (following the redemption of fractional shares of the Leuthold Select Industries Fund pursuant to Section 5.1(p)), using Valuation Procedures, divided by the number of shares of that class issued by the Acquiring Fund.

(d) All computations of value shall be made by the applicable Target Fund’s administrator using the Valuation Procedures, subject to the oversight of the Valuation Designee, and shall be subject to review by the Acquiring Funds’ administrator and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

(e) “VALUATION TIME” shall mean immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) on the Valuation Date.

(f) “VALUATION DATE” shall mean the same business day as the Closing Date.

3.CLOSING AND EFFECTIVE DATE

3.1 Each Reorganization shall close on or around [ ], 2024, or such other date as the parties may agree (the “CLOSING DATE”). All acts taking place at the closing of a Reorganization (“CLOSING”) shall be deemed to take place simultaneously as of immediately following the closing of regular trading on the NYSE on the Closing Date unless otherwise agreed to by the parties (the “CLOSING TIME”). The Closing of the Reorganizations shall be held in person, by facsimile, email or such other communication means as the parties may agree.

3.2 With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s custodian (the “ACQUIRING CUSTODIAN”) for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Entity shall direct the Target Fund’s custodian (the “TARGET CUSTODIAN”) to deliver to the Acquiring Custodian as of the Closing Date by book entry, in accordance with customary practices of the Target Custodian and any securities depository (as defined in Rule 17f-4 under 1940 Act) in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by the Target Fund shall be delivered to the Acquiring Custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or the Acquiring Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or the Acquiring Custodian, such as brokers’ confirmation slips.

(b) The Target Entity shall direct the Target Custodian to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that, except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund at the Closing Time on the Closing Date.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide: (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request.

(d) The Target Entity shall direct the transfer agent for the Target Fund (the “TARGET TRANSFER AGENT”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class (as applicable) owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Entity a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence reasonably satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, assumption of liabilities, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “EXCHANGE”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Target Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.REPRESENTATIONS AND WARRANTIES

4.1 The Target Entity, on behalf of itself or, where applicable, each applicable Target Fund, represents and warrants to the Acquiring Entity and the corresponding Acquiring Fund as follows:

(a) The Target Fund is a duly established separate series of the Target Entity, which is a corporation duly formed, validly existing, and in good standing under the laws of the State of Maryland with power under its Articles of Incorporation and By-Laws, to own all of its Assets, to carry on its business as it is now being conducted and, subject to approval by the Target Fund’s shareholders, to enter into this Agreement and perform its obligations hereunder;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Target Fund under the Securities Act of 1933, as amended (“1933 ACT”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority under U.S. federal law or Maryland law or the Financial Industry Regulatory Authority (“FINRA”) is required to be obtained for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 ACT”), the 1940 Act and state securities laws;

(d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at any time during the Target Fund’s six (6) most recently completed fiscal years conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the net assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with the Target Fund’s policies and procedures that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. All advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of the FINRA.

(f) Except as otherwise disclosed to and accepted by or on behalf of the corresponding Acquiring Funds, the Target Fund will on the Closing Date have good title to the respective Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the corresponding Acquiring Fund will acquire good and marketable title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that, if disclosed in writing to the corresponding Acquiring Fund, the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, if any, including without limitation, as collateral for swap positions and as margin for futures positions, if any, subject to such segregation and liens that apply to such Assets;

(g) The Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Target Entity’s Articles of Incorporation and By-Laws or a material violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity, on behalf of the Target Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty, or additional fee under any material agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or the Target Entity, on behalf of the Target Fund, is a party or by which it is bound;

(h) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Funds, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Entity’s or Target Fund’s knowledge, threatened against the Target Entity with respect to the Target Fund that, if adversely determined, would materially and adversely affect the Target Entity’s or the Target Fund’s financial condition or the conduct of the Target Fund’s business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings or investigation and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund is not in violation of, and has not violated within the past three years, nor, to the knowledge of the Target Entity, is the Target Fund under investigation with respect to or has the Target Fund been threatened to be charged with or given notice of any violation of, any applicable law or regulation. The Target Fund (i) does not have outstanding any option to purchase or other right to acquire shares of the Target Fund issued or granted by or on behalf of the

Target Fund to any person; (ii) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (iii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iv) has not entered into any amendment of its Articles of Incorporation or By-laws that has not been disclosed to the Acquiring Fund; (v) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than any liens for taxes not yet due and payable; and (vi) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(i) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “PROSPECTUS” and “STATEMENT OF ADDITIONAL INFORMATION”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business. For purposes of this paragraph, a decline in net asset value due to declines in market value of securities held by the Target Fund, the redemption of Target Fund shares held by shareholders of the Target Fund, distributions of the Target Fund’s net investment income and/or net recognized gains, or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(k) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and were (at the time filed), are or will be true, correct and complete in all material respects, and all Taxes (as defined below) of the Target Fund shown as due to any government authority on any such Return shall have been paid or provision shall have been made for the payment thereof. To the knowledge of the Target Fund, no such Return is currently under audit by any federal, state, local or foreign Tax authority, no assessment has been asserted with respect to such Returns, there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes. No waivers of the time within which a Tax authority may assess such Taxes are outstanding, nor are any written requests for such waivers pending. To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Return that the Target Fund is or may be subject to taxation in that jurisdiction. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, dividend reporting forms, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(l) The Target Fund is a “regulated investment company,” within the meaning of Section 851(a) of the Code, that is treated as a separate corporation for U.S. federal income tax purposes, and that has filed an election to be a "regulated investment company" under the Code. The Target Fund has qualified for treatment as a "regulated investment company" for each taxable year since inception that has ended prior to the Closing Date and, assuming the accuracy of Section 4.2(i) hereof, intends to satisfy any applicable requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. For each taxable year since inception (or portion thereof), the Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund has not had at any time since its inception (and will not have as of the Closing Date) any material tax liability under Sections 852 or 4982 of the Code for any period ended before the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder;

(m) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on [ ], 2024, nor will the Target Fund change its taxable year end prior to the Closing Date, without the consent of the Acquiring Entity, whose consent will not be unreasonably withheld;

(n) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, validly issued, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws or exemptions therefrom;

(o) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(p) Within a timeframe mutually agreeable to the parties, the Target Fund will provide the Acquiring Entity with such information relating to the Target Fund as is reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b)) in connection with the meeting of shareholders of the Target Fund to approve this Agreement and such information, as of the date provided through the date of the meeting of shareholders of the Target Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, on the effective date of such N-14 Registration Statement, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Acquiring Entity for use therein;

(q) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(r) The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although it may have claims against creditors in such a Title 11 or similar case;

(s) The Target Fund has no unamortized or unpaid organizational fees or expenses;

(t) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Entity, the Target Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with any liability known to the Target Fund prior to the Closing Date;

(u) The Target Fund has not been notified in writing that any examinations of the Returns of the Target Fund are currently in progress or threatened, and the Target Fund has not been notified in writing that a deficiency has been asserted or assessed against it as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to the knowledge of the Target Fund, there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund (other than liens for Taxes not yet due and payable);

(v) The Target Entity has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Target Fund; and

(w) The Target Entity has adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder.

4.2 The Acquiring Entity, on behalf of itself or, where applicable, each Acquiring Fund, represents and warrants to the Target Entity and the corresponding Target Fund as follows:

(a) The Acquiring Fund is duly organized as a separate series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Amended and Restated Agreement and Declaration of Trust and Amended and Restated By-laws (“ORGANIZATIONAL DOCUMENTS”) to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(c) The registration of the shares of the Acquiring Fund to be issued in the Reorganization under the 1933 Act will be in full force and effect on the Closing Date;

(d) No consent, approval, authorization, or order of any court, governmental authority under U.S. federal law or Delaware law or FINRA is required to be obtained for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained at or prior to the Closing Date under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(e) The prospectuses and statements of additional information of the Acquiring Fund, including supplements thereto, to be used in connection with the Reorganization and the prospectus and statement of additional information of the Acquiring Fund that will be in effect on the Closing Date and that is included in the Acquiring Entity’s registration statement on Form N-1A, will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(f) On the Closing Date, prior to the Closing, the Acquiring Fund will have never had any assets other than nominal seed capital contributed by the initial shareholder of the Acquiring Fund in accordance with Section 14(a) of the 1940 Act and in exchange for a nominal number of shares of the Acquiring Fund (“INITIAL SHARES”). The Initial Shares have been or will be redeemed by the Acquiring Fund prior the Closing for the price for which they were issued, and any price paid for the Initial Shares shall at all times have been held by the Acquiring Fund in a non-interest bearing account;

(g) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Acquiring Entity’s Organizational Documents or a material violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty, or additional fee under any material agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity, on behalf of the Acquiring Fund, is a party or by which it is bound;

(h) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Entity’s or Acquiring Fund’s knowledge, threatened against the Acquiring Entity with respect to the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Entity’s or the Acquiring Fund’s financial condition, the conduct of the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings or investigation and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity, without assets or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the corresponding Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not commenced operations, prepared books of account and related records or financial statements or issued any shares except the Initial Shares issued to its initial shareholder to secure any required initial shareholder approvals;

(j) By the Closing, the Acquiring Entity’s Board of Trustees and Officers shall have taken all actions as are necessary under the 1933 Act, 1934 Act, 1940 Act and any applicable state securities laws for the Acquiring Fund to commence or have commenced operations as series of a registered open-end management investment company, including, without limitation, approving and executing investment advisory contracts in the manner required by the 1940 Act and approving and executing such other contracts as are necessary for the operation of the Acquiring Fund;

(k) As of the Closing Date, no federal, state or other Tax Returns of the Acquiring Fund will have been required by law to have been filed, and no Taxes will be due by the Acquiring Fund. As of the Closing Date, the Acquiring Fund will not have been required to pay any assessments and the Acquiring Fund will not have any Tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not be under audit by any federal, state, local or foreign Tax authority and there will have been no Tax assessment asserted with respect to the Acquiring Fund, no levies, liens or other encumbrances on the Acquiring Fund, and no waivers of the time to assess any Taxes;

(l) The Acquiring Fund: (i) was formed for the purpose of the Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership, and either will timely elect to be classified as an association that is subject to tax as a corporation for federal tax purposes by filing Form 8832 with the Internal Revenue Service or will be as of the Closing Date a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (iii) has not filed any income tax return, and, subject to the accuracy of the representations and warranties in Section 4.1(m), intends to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, holds and has held no property other than de minimis seed capital (which shall be paid out in redemption of the Initial Shares prior to the Reorganization, pursuant to Section 4.2(f) and has never had tax attributes, (iv) is, or will be as of the Closing Date, a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code, and (v) will qualify as a regulated investment company on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(m) All issued and outstanding shares of the Acquiring Fund on the Closing Date will be, validly issued, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales will be in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws or exemptions therefrom;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of the Trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of each Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The shares of the Acquiring Fund to be issued and delivered to the corresponding Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be validly issued shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity and the Acquiring Fund;

(p) The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(q) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which they expect to be reimbursed by the Target Fund, directly or indirectly;

(r) The information provided by the Acquiring Entity for use in the N-14 Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, on the effective date of such N-14 Registration Statement, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Entity for use therein;

(s) Neither the Acquiring Entity nor, to the knowledge of the Acquiring Entity, any “affiliated person” (as defined in Section 2(a)(3) of the 1940 Act) of the Acquiring Entity has been convicted of any felony or misdemeanor described in Section 9(a)(1) of the 1940 Act, nor, to the knowledge of the Acquiring Entity, has any investment adviser, or any “person associated” (as defined in the Investment Advisers Act of 1940, as amended, and the rules and regulations promulgated thereunder (the “ADVISERS ACT”)) with any investment adviser of the Acquiring Fund been subject, or presently is subject, to any disqualification that would be a basis for denial, suspension, or revocation of registration of an investment adviser under Section 203(e) of the Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the 1934 Act, or for disqualification as an investment adviser, employee, officer, or director of an investment company under Section 9 of the 1940 Act, and, to the knowledge of the Acquiring Entity, there is no proceeding or investigation that is reasonably likely to become the basis for, any such disqualification, denial, suspension, or revocation;

(t) The Board of Trustees of the Acquiring Entity was established and has been operated in accordance with the requirements and restrictions of Sections 10 and 16 of the 1940 Act and satisfies the fund governance standards as defined in Rule 0-1 under the 1940 Act. No trustee who has been identified as an “independent” or “non interested” in the Acquiring Entity’s most recent registration statement on Form N-1A is an “interested person” of the Acquiring Entity, as that term is defined in Section 2(a)(19) of the 1940 Act, or has had at any time during the past three years a material business or professional relationship with any investment adviser or sub-adviser or principal underwriter of the series of the Acquiring Entity or with the principal executive officer or any controlling person of any investment adviser or sub-adviser or the principal underwriter of the series of the Acquiring Entity other than as set forth in the Acquiring Entity’s registration statement on Form N-1A. To the knowledge of the Acquiring Entity, no trustee is ineligible under Section 9(a) or Section 9(b) of the 1940 Act to serve as a trustee to a registered investment company;

(u) A true and correct copy of the (i) Certificate of Trust, (ii) Amended and Restated Agreement and Declaration of Trust, and (iii) Amended and Restated Bylaws, each of the Acquiring Entity, were filed with the Commission on February 4, 2011, October 24, 2017 and May 5, 2011, respectively, and each, as so filed, is in full force and effect and enforceable in accordance with its respective terms;

(v) The Acquiring Entity has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Acquiring Fund; and

(w) The Acquiring Entity has adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder.

5.COVENANTS

5.1 With respect to each Reorganization, each Target Fund and its corresponding Acquiring Fund covenant and agree, respectively, as follows:

(a) The Target Fund and Acquiring Fund: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business for the Target Fund during that time period may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct its business operations in the ordinary course in all material respects.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 REGISTRATION STATEMENT”).

(c) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. Each Target Fund will consider and Act upon this Agreement separately.

(d) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(e) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably request concerning the beneficial ownership of the Target Fund’s shares.

(f) The Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with: (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, including such information as the Acquiring Entity may reasonably request concerning Target Fund shares or Target Fund Shareholders in connection with the Acquiring Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury Regulations following the Closing for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become shareholders of the corresponding Acquiring Fund as a result of the transfer of Assets (the “TARGET FUND SHAREHOLDER DOCUMENTATION”) certified by its transfer agent or its President or Vice President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. section 1.6045A-1 and section 1.6045B-1(a))) for purposes of preparing any returns required by law to be filed by the Target Fund for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 WORKPAPERS”). The foregoing information will be provided within such timeframes as is mutually agreed by the parties.

(g) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(h) As promptly as reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the shares of the Acquiring Fund received at the Closing, as set forth in Section 1.1(d) hereof.

(i) After the Closing Date, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund under Section 381 of the Code.

(j) The parties intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the parties to the Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any Return) that, to its knowledge, is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code.

(k) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, preparing Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties in writing. Since the parties hereto contemplate that the Reorganization described herein will qualify as a reorganization described in Section 368(a)(1)(F) of the Code, any Returns required to be prepared by the Target Fund pursuant to this Section 5.1(k) shall, if necessary, be signed by an officer of the Acquiring Entity based on a certification issued by an appropriate officer of the Target Entity (on behalf of the Target Fund) to the Acquiring Entity (on behalf of the Acquiring Fund) certifying that such Returns are, to the best of the knowledge and belief of Target Entity, true, correct, and complete.

(l) The Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

(m) The Target Entity, on behalf of the Target Fund, agrees that the acquisition of all Assets and Liabilities of the Target Fund by the Acquiring Entity, on behalf of the Acquiring Fund, includes any right of action against current and former service providers of the Target Fund, such right to survive for the statute of limitation of any such claim. For the avoidance of all doubt, the Target Entity hereby assigns to the Acquiring Entity all rights, causes of action, and other claims against third parties relating to the Target Fund, whether known or unknown, contingent or non-contingent, inchoate or choate, or otherwise.

(n) The Target Entity and the Acquiring Entity will coordinate with their respective administrators to provide a valuation check to determine whether the use of the Acquiring Fund’s Valuation Procedures will result in material differences in the prices of the portfolio securities of the Target Fund as compared to the prices of the same portfolio securities determined using the Target Fund’s valuation procedures, such valuation check to be conducted no later than one month prior to the Closing Date and again within one week of the Closing Date on mutually agreeable dates. In the event that such valuation check reveals material pricing differences, the Target Entity and the Acquiring Entity will work together, in good faith, to eliminate or minimize such differences prior to the Closing.

(o) The Acquiring Entity covenants that it will not make any material changes to the Acquiring Fund’s Valuation Procedures prior to the Closing Date without providing the Target Entity with written notice of such changes at least ten days prior to the effective date of such changes.

(p) Prior to the Closing, the Leuthold Select Industries Fund shall redeem all fractional shares outstanding on the record of the Leuthold Select Industries Fund’s transfer agent.

6.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUNDS

6.1 With respect to the Reorganization, the obligations of the Target Entity, on behalf of the Target Funds, to consummate the transactions provided for herein and the effectiveness of the Reorganizations shall be subject, at the Target Funds’ election, to the performance by the Acquiring Entity and the Acquiring Funds of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:

(a) All representations, covenants, and warranties of the Acquiring Entity and the Acquiring Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations, covenants, and warranties of or with respect to the Acquiring Funds made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Entity and the Acquiring Funds shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Funds, on or before the Closing Date;

(d) The Acquiring Entity has not made any material changes to the Acquiring Funds’ Valuation Procedures between the date of this Agreement and the Closing Date, except as provided in Section 5.1(o) herein;

(e) The Target Entity shall have received a favorable opinion of Stradley Ronon Stevens & Young, LLP (“STRADLEY RONON”), counsel to the Acquiring Entity, dated the Closing Date and in a form satisfactory to the Target Entity, to the following effect:

(i) The Acquiring Entity is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted. Each Acquiring Fund has been established as a separate series of the Acquiring Entity under the Organizational Documents of the Acquiring Entity;

(ii) This Agreement has been duly authorized, executed and to such counsel’s knowledge, delivered by the Acquiring Entity, on behalf of the Acquiring Funds, and, assuming the N-14 Registration Statement complies with the applicable federal securities laws, and assuming the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Acquiring Entity enforceable against the Acquiring Entity on behalf of the Acquiring Funds in accordance with its terms, except as the same may be limited by bankruptcy, fraudulent transfer, insolvency, moratorium, reorganization or other similar laws relating to or affecting the enforcement of creditors’ rights generally and other equitable principles;

(iii) The shares of each Acquiring Fund to be issued for transfer to the corresponding Target Fund’s shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and, assuming receipt by the Acquiring Fund of the consideration contemplated hereby, fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

(iv) The execution and delivery of this Agreement did not, and the performance by the Acquiring Entity of its obligations hereunder will not, violate the Acquiring Entity’s Organizational Documents;

(v) The Acquiring Entity is registered with the Commission as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the Commission under the 1940 Act is in full force and effect;

(vi) Except as disclosed in writing to the Target Entity, such counsel knows of no material legal proceedings pending against the Acquiring Funds or the Acquiring Entity; and

(vii) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority under U.S. federal law or Delaware law is required to be obtained by the Acquiring Entity in order to consummate the transactions contemplated by this Agreement except such as have been obtained.

(f) In connection with the opinion contemplated by Section 6.1(e) of this Agreement, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Acquiring Entity.

(g) The Acquiring Funds’ registration statement on Form N-1A filed by the Acquiring Entity with the Commission to register the offer of shares of the Acquiring Funds will be in effect on the Closing Date.

(h) Each Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of its corresponding Target Fund's current and former directors and officers, acting in their capacities as such, shall survive the Reorganization as obligations of such Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against such Acquiring Fund, its successors or assigns.

7.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS

7.1 With respect to the Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Funds, to consummate the transactions provided for herein and the effectiveness of the Reorganizations shall be subject, at the Acquiring Funds’ election, to the performance by the Target Entity and the Target Funds of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:

(a) All representations, covenants, and warranties of the Target Entity and the Target Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations, covenants, and warranties of or with respect to the Target Funds made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Target Entity, on behalf of the applicable Target Fund, shall have delivered to the Acquiring Entity (i) the items listed in clauses (1), (2), and (4) of Section 5.1(f) hereof and (ii) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund;

(d) The Target Custodian shall have delivered the certificate contemplated by Section 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;

(e) The Target Entity and the Target Funds shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Funds, on or before the Closing Date;

(f) The Acquiring Entity shall have received a favorable opinion of Foley & Lardner LLP, counsel to the Target Entity, dated the Closing Date and in a form satisfactory to the Acquiring Entity, to the following effect:

(i) The Target Entity is a corporation, duly organized, validly existing and in good standing under the laws of the State of Maryland and has the power to own all of its properties and assets and to carry on its business as presently conducted. Each Target Fund has been established as a separate series of the Target Entity under the Articles of Incorporation of the Target Entity;

(ii) This Agreement has been duly authorized, executed and, to such counsel’s knowledge, delivered by the Target Entity, on behalf of the Target Funds, and, assuming the N-14 Registration Statement complies with the applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Target Entity enforceable against the Target Entity, on behalf of the Target Funds, in accordance with its terms, except as the same may be limited by bankruptcy, fraudulent transfer, insolvency, moratorium, reorganization, or other similar laws relating to or affecting the enforcement of creditors’ rights generally and other equitable principles;

(iii) The execution and delivery of this Agreement did not, and the performance by the Target Entity of its obligations hereunder, including the transfer of the Assets, will not, violate the Target Entity’s Articles of Incorporation and By-Laws;

(iv) The Target Entity is registered with the Commission as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the Commission under the 1940 Act is in full force and effect;

(vi) Except as disclosed in writing to the Acquiring Entity, such counsel knows of no material legal proceedings pending against the Target Funds or the Target Entity; and

(v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority under U.S. federal law or Maryland law is required to be obtained by the Target Entity in order to consummate the transactions contemplated by this Agreement except such as have been obtained; and

(g) In connection with the opinion contemplated by Section 7.1(f) of this Agreement, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Target Entity.

8.FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE TARGET FUNDS

With respect to the Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Funds or the Acquiring Funds, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of each Target Fund in accordance with the provisions of the Target Entity’s Articles of Incorporation and By-Laws, Maryland law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Funds nor the Acquiring Funds may waive the condition set forth in this Section 8.1. The consummation of one Reorganization between a Target Fund and an Acquiring Fund shall not be contingent on the approval by shareholders of another Target Fund;

8.2 On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Funds or the Target Funds, provided that either party hereto may for itself waive any of such conditions;

8.4 The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and

8.5 With respect to each Reorganization, the Target Entity (on behalf of the applicable Target Fund) and the Acquiring Entity (on behalf of the corresponding Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon, in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.5. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.5 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Target Entity and the Acquiring Entity agree that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.5.

9.FEES AND EXPENSES

9.1 The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 The total costs of the Reorganizations are estimated to be approximately $380,000. Of this amount, the Target Funds will pay the costs of the Reorganizations up to, but not to exceed, $125,000, all to be expensed and paid by the Target Funds prior to the Closing Date. Leuthold will pay all additional costs of the Reorganizations above this amount. The allocation of this amount to the Target Funds shall be borne by each Target Fund in proportion to the average net assets held by the Target Funds collectively as of the close of business on September 30, 2023. The costs of each Reorganization shall include, but not be limited to, costs associated with: preparation, printing and distribution of the N-14 Registration Statement; legal fees and accounting fees with respect to the Reorganizations and the N-14 Registration Statement, including legal fees of counsels to the Target Entity and the Acquiring Entity, as well as counsels to the Board of Directors of the Target Entity and the Board of Trustees of the Acquiring Entity; expenses of holding shareholder meetings; auditor fees, project fees, proxy solicitation and tabulation costs, board meeting fees applicable to the Reorganizations; obtaining any required tail insurance; and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps.

10.COOPERATION AND EXCHANGE OF INFORMATION

Prior to the Closing and for a reasonable time thereafter, the Target Entity and the Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary: (i) for the filing of any Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all Returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Funds and the Acquiring Funds for the taxable period first ending after the Closing of the Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Funds.

If applicable, the Acquiring Funds shall receive certificates following the Closing, promptly upon reasonable request, from the principal executive officer and principal financial officer, or persons performing similar functions, of the Target Entity to the effect that such principal executive officer and principal financial officer, or persons performing similar functions, of the Target Entity have concluded that, based on their evaluation of the effectiveness of the Target Entity’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), to the best of their knowledge, the design and operation of such procedures were effective to provide reasonable assurance regarding the reliability of information provided by the Target Entity to the Acquiring Entity with respect to the Target Funds’ operations prior to the Closing that is required to be disclosed by the Acquiring Entity on Forms N-CSR and N-PORT or any forms adopted by the Commission in replacement of Forms N-CSR or N-PORT.

11.INDEMNIFICATION

11.1 Leuthold and Acquiring Entity each agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and directors and the Target Funds from and against any and all losses, claims, damages, stated liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Target Entity or any of its directors or officers or the Target Funds may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Funds, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.

11.2 Leuthold and Target Entity agrees to indemnify and hold harmless the Acquiring Entity and each of the Acquiring Entity’s officers and trustees and the Acquiring Funds from and against any and all losses, claims, damages, stated liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Entity or any of its trustees or officers or the Acquiring Funds may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Funds, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.

12.ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

12.1 Except as described in Section 9.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13.TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned (i) by mutual agreement of the Acquiring Entity and the Target Entity; (ii) by either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before [ ], unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; (iii) by either the Acquiring Entity or the Target Entity if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith; (iv) by the Acquiring Entity if any condition precedent to its obligations set forth herein has not been fulfilled or waived by the Acquiring Entity; (v) by the Target Entity if any condition precedent to its obligations set forth herein has not been fulfilled or waived by the Target Entity; or (vi) after a determination by the Acquiring Entity’s or the Target Entity’s board of trustees/directors that the consummation of the transactions contemplated herein is not in the best interest of the party, and giving notice to the other party hereto. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors, trustees or officers, except for (i) any such material breach or intentional misrepresentation or (ii) the parties’ respective obligations under Section 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive. However, a termination pursuant to this provision shall not relieve the parties of their obligations pursuant to Section

9.2 to bear expenses relating to the Reorganization, as specified in section 9.2, which were incurred prior to the termination.

14.AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following the meeting of Target Fund Shareholders pursuant to paragraph 5.1(c) of this Agreement, no such amendment may have the effect of changing any provisions to the detriment of such shareholders.

15.HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY; PUBLICITY; SEVERABILITY; EFFECT OF ELECTRONIC DOCUMENTS

15.1 The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

15.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4 This agreement may be executed in any number of counterparts, each of which shall be considered an original.

15.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of: (a) the Target Funds, as provided in the Target Entity’s Articles of Incorporation and By-Laws, or the Acquiring Funds, as provided in their respective Organizational Documents, as applicable; and (b) the other parties. The execution and delivery of this Agreement have been authorized by the directors or trustees of the Target Entity and the Acquiring Entity on behalf of the Target Funds and Acquiring Funds, respectively, and signed by authorized officers of the Target Entity and Acquiring Entity, acting as such. Such authorization by such directors or trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Funds or Target Funds.

15.6 Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, as determined by the disclosing party on the advice of counsel, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

15.7 Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

15.8 A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer or closing document shall have the same effect as if executed in the original by such officer.

15.9 Each party specifically acknowledges and agrees that any liability under this Agreement with respect to an Acquiring Fund or a Target Fund, or in connection with the transactions contemplated herein with respect to an Acquiring Fund or a Target Fund, shall be discharged only out of the assets of that Acquiring Fund or Target Fund, and that no other series of the Acquiring Entity or the Target Entity shall be liable with respect thereto.

16.CONFIDENTIALITY

Each party will hold, and will cause its board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the disclosing party, all confidential information obtained from the disclosing party in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

In the event of a termination of this Agreement, each party agrees that it, along with its board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the disclosing party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

17.NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

FOR TARGET ENTITY:

Leuthold Funds, Inc.
150 South Fifth Street, Suite 1700

Minneapolis, MN 55402
Attn.: [ ]

WITH A COPY TO:

Peter Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

FOR ACQUIRING ENTITY:

Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
Attn.: Brian Wiedmeyer

WITH A COPY TO:

Michael P. O’Hare
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

FOR LEUTHOLD:

150 South Fifth Street, Suite 1700
Minneapolis, MN 55402
Attn.:

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AGREEMENT AND PLAN OF REORGANIZATION
SIGNATURE PAGE

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as set forth below.

LEUTHOLD FUNDS, INC.,
on behalf of its series
Leuthold Core Investment Fund
Leuthold Global Fund
Leuthold Select Industries Fund
Leuthold Grizzly Short Fund
Leuthold Core ETF

By:
Name:
Title:

MANAGED PORTFOLIO SERIES
on behalf of its series
Leuthold Core Investment Fund
Leuthold Global Fund
Leuthold Select Industries ETF
Leuthold Grizzly Short Fund
Leuthold Core ETF

By:
Name:
Title:

THE LEUTHOLD GROUP, LC, solely for the purposes of Sections 1.1(f), 1.1(g), 9.2, 11.1 and 11.2 of this Agreement

By:
Name:
Title:

AGREEMENT AND PLAN OF REORGANIZATION
SCHEDULE 1.1
TARGET FUNDS AND CORRESPONDING ACQUIRING FUNDS

Target Fund (Share Class)	Corresponding Acquiring Fund (Share Class)
Leuthold Core Investment Fund (Retail Class Shares) (Institutional Class Shares)	Leuthold Core Investment Fund (Retail Class Shares) (Institutional Class Shares)
Leuthold Global Fund (Retail Class Shares) (Institutional Class Shares)	Leuthold Global Fund (Retail Class Shares) (Institutional Class Shares)
Leuthold Select Industries Fund	Leuthold Select Industries ETF
Leuthold Grizzly Short Fund	Leuthold Grizzly Short Fund
Leuthold Core ETF	Leuthold Core ETF

AGREEMENT AND PLAN OF REORGANIZATION
SCHEDULE 8.5
TAX OPINION

i.The acquisition by the Acquiring Fund of all of the Assets of its corresponding Target Fund in exchange for the Acquiring Fund shares, and cash in lieu of fractional shares, and the assumption by the corresponding Acquiring Fund of the Liabilities of its corresponding Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares, and cash in lieu of fractional shares, in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
ii.Except in the case of fractional shares, no gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets to, and assumption of its Liabilities by, its corresponding Acquiring Fund in exchange solely for the Acquiring Fund shares pursuant to Sections 361(a) and 357(a) of the Code.
iii.No gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets (after any redemptions of the Target Fund fractional shares) to, and assumption of its Liabilities by, its corresponding Acquiring Fund in exchange solely for the Acquiring Fund shares pursuant to Sections 361(a) and 357(a) of the Code.
iv.No gain or loss will be recognized by the Target Fund upon the distribution of its corresponding Acquiring Fund shares to its shareholders in complete liquidation of the Target Fund pursuant to Section 361(c)(1) of the Code.
v.The tax basis of each Asset of the Target Fund received by its corresponding Acquiring Fund will be the same as the tax basis of such Asset to the Target Fund immediately prior to the exchange pursuant to Section 362(b) of the Code.
vi.The holding period of each Asset of the Target Fund received by its corresponding Acquiring Fund will include the periods during which such Asset was held by the Target Fund pursuant to Section 1223(2) of the Code.
vii.No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund shares for its corresponding Acquiring Fund shares (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code. With respect to the Select Industries Fund Reorganization, no gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund shares for its corresponding Acquiring Fund shares (except with respect to cash in lieu of fractional shares, if any), pursuant to Section 354(a) of the Code.
viii.The aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Target Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the shareholder’s Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
ix.The holding period of the Acquiring Fund shares received by each shareholder of the Target Fund (including fractional shares to which they may be entitled) will include the shareholder’s holding period of the Target Fund shares surrendered in exchange therefor, provided that such Target Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code.

x.For the purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder.

Notwithstanding anything to the contrary herein, we express no opinion as to the effect of the Reorganization on the Target Funds, the Acquiring Funds or any Target Fund shareholders with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in section 1297(a) of the Code or any contract described in Section 1256(b) of the Code) as to which any unrealized gain or loss is required to be recognized for federal income tax purposes upon the transfer of such asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.

Exhibit C
FINANCIAL HIGHLIGHTS
The financial highlights in the following tables are intended to help you understand each Target Fund’s financial performance for the fiscal periods indicated and are included in the Target Funds’ prospectus which is incorporated herein by reference. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). With the exception of the six-month period ended March 31, 2024, this information has been derived from the financial statements audited by Cohen & Company, Ltd., the Funds’ Independent Registered Pubic Accounting Firm, for the fiscal years ended September 30, 2023, and September 30, 2022, and by other auditors for prior years.

Leuthold Core Investment Fund - Retail - LCORX
Financial Highlights

	Six-Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019
	(unaudited)
Per Share Data(1):
Net asset value, beginning of year	$20.51		$20.03	$22.91	$19.70	$18.77		$20.50
Income (loss) from investment operations:
Net investment income (loss)(2)	0.15		0.31	0.07	0.07	0.00	(3)	0.09
Net realized and unrealized gains on investments and securities sold short	2.90		1.79	(1.80)	3.17	1.24		0.08
Total from investment operations	3.05		2.10	(1.73)	3.24	1.24		0.17

Less distributions:
From net investment income	(0.17)		(0.18)	—	—	(0.04)		(0.07)
From net realized gains	(0.91)		(1.44)	(1.15)	(0.03)	(0.27)		(1.83)
Total distributions	(1.08)		(1.62)	(1.15)	(0.03)	(0.31)		(1.90)

Redemption fees (3)	0.00		0.00	0.00	0.00	0.00		0.00
Net asset value, end of year	$22.48		$20.51	$20.03	$22.91	$19.70		$18.77

Total Return	15.42%		10.75%	(8.19%)	16.44%	6.72%		1.21%

Supplemental data and ratios:
Net assets, end of period (thousands)	$258,273		$239,838	$247,766	$286,984	$276,018		$316,887
Ratio of expenses to average net assets(4)	1.43%	(7)	1.39%	1.34%	1.36%	1.34%		1.32%
Ratio of net investment income (loss) to average net assets(5)	1.46%	(7)	1.53%	0.33%	(0.31%)	0.00%		0.48%
Portfolio turnover rate(6)	15.49%		68.00%	64.62%	41.42%	60.08%		66.68%
(1)For a share outstanding throughout the period. Rounded to the nearest cent.
(2)Net investment income (loss) per share is calculated based on average shares outstanding.
(3)Amount represents less than $0.005 per share.
(4)The ratio of expenses to average net assets includes dividends and interest on securities sold short and other extraordinary expenses. The expense ratios excluding dividends and interest on securities sold short and other extraordinary expenses were 1.23% for the six-months ended March 31, 2024, 1.23% for the year ended September 30, 2023, 1.16% for the year ended September 30, 2022, 1.23% for the year ended September 30, 2021, 1.20% for the year ended September 30, 2020, and 1.20% for the year ended September 30, 2019.
(5)The net investment income ratios include dividends and interest on securities sold short and/or other extraordinary expenses.

(6)The portfolio turnover rate is calculated without regard to short positions intended to be held for less than a year and most derivatives. If such instruments were included, the portfolio turnover rate might be significantly higher.
(7)Annualized.

Leuthold Core Investment Fund - Institutional - LCRIX
Financial Highlights

	Six-Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
	(unaudited)
Per Share Data(1):
Net asset value, beginning of year	$20.61		$20.12	$22.98	$19.74	$18.81	$20.53
Income from investment operations:
Net investment income (loss)(2)	0.16		0.34	0.09	(0.05)	0.02	0.11
Net realized and unrealized gains on investments and securities sold short	2.92		1.79	(1.80)	3.32	1.23	0.09
Total from investment operations	3.08		2.13	(1.71)	3.27	1.25	0.20

Less distributions:
From net investment income	(0.17)		(0.20)	—	—	(0.05)	(0.09)
From net realized gains	(0.91)		(1.44)	(1.15)	(0.03)	(0.27)	(1.83)
Total distributions	(1.08)		(1.64)	(1.15)	(0.03)	(0.32)	(1.92)

Redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$22.61		$20.61	$20.12	$22.98	$19.74	$18.81

Total Return	15.49%		10.83%	(8.08%)	16.56%	6.76%	1.33%

Supplemental data and ratios:
Net assets, end of period (thousands)	$310,626		$252,201	$258,752	$305,516	$268,934	$301,387
Ratio of expenses to average net assets(4)	1.34%	(7)	1.29%	1.26%	1.26%	1.25%	1.22%
Ratio of net investment income (loss) to average net assets(5)	1.54%	(7)	1.63%	0.42%	(0.21%)	0.10%	0.58%
Portfolio turnover rate(6)	15.49%		68.00%	64.62%	41.42%	60.08%	66.68%

(1)For a share outstanding throughout the period. Rounded to the nearest cent.
(2)Net investment income (loss) per share is calculated based on average shares outstanding.
(3)Amount represents less than $0.005 per share.
(4)The ratio of expenses to average net assets includes dividends and interest on securities sold short and other extraordinary expenses. The expense ratios excluding dividends and interest on securities sold short and other extraordinary expenses 1.13% for the six-months ended March 31, 2024, were 1.13% for the year ended September 30, 2023, 1.10% for the year ended September 30, 2022, 1.13% for the year ended September 30, 2021, 1.11% for the year ended September 30, 2020, and 1.10% for the year ended September 30, 2019.
(5)The net investment income ratios include dividends and interest on securities sold short and/or other extraordinary expenses.
(6)The portfolio turnover rate is calculated without regard to short positions intended to be held for less than a year and most derivatives. If such instruments were included, the portfolio turnover rate might be significantly higher.
(7)Annualized.

Leuthold Global Fund - Retail - GLBLX
Financial Highlights

	Six-Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2019
	(unaudited)
Per Share Data(1):
Net asset value, beginning of year	$8.89		$8.55	$9.72	$8.24		$8.09		$9.11
Income (loss) from investment operations:
Net investment income (loss)(2)	0.05		0.16	0.11	(0.05)		0.00	(3)	0.02
Net realized and unrealized gains (losses) on investments and securities sold short	0.90		0.60	(1.05)	1.53		0.21		(0.39)
Total from investment operations	0.95		0.76	(0.94)	1.48		0.21		(0.37)

Less distributions:
From net investment income	(0.23)		(0.09)	(0.04)	(0.00)	(3)	(0.06)		(0.01)
From net realized gains	—		(0.33)	(0.19)	—		—		(0.64)
Total distributions	(0.23)		(0.42)	(0.23)	—		(0.06)		(0.65)

Redemption fees	0.00	(3)	—	—	—		—		0.00	(3)
Net asset value, end of year	$9.61		$8.89	$8.55	$9.72		$8.24		$8.09

Total Return	10.70%		8.96%	(9.92%)	18.01%		2.56%		(3.97%)

Supplemental data and ratios:
Net assets, end of period (thousands)	$3,679		$3,837	$4,608	$5,691		$4,690		$7,485
Ratio of expenses to average net assets(4)
Before expense reimbursement and recovery	2.24%	(7)	2.16%	1.96%	1.97%		1.94%		1.88%
After expense reimbursement and recovery	2.24%	(7)	2.16%	1.96%	2.01%		1.91%		1.88%
Ratio of net investment income (loss) to average net assets(5)
Before expense reimbursement and recovery	1.11%	(7)	1.84%	1.14%	(0.44%)		(0.03%)		0.27%
After expense reimbursement and recovery	1.11%	(7)	1.84%	1.14%	(0.48%)		0.01%		0.27%
Portfolio turnover rate(6)	17.58%		67.20%	54.13%	49.39%		55.31%		93.77%

(1)For a share outstanding throughout the period. Rounded to the nearest cent.
(2)Net investment income (loss) per share is calculated based on average shares outstanding.
(3)Amount represents less than $0.005 per share.
(4)The ratio of expenses to average net assets includes dividends and interest on securities sold short and other extraordinary expenses. The expense ratios excluding dividends and interest on securities sold short and other extraordinary expenses before and after expense reimbursement and recovery were 1.95% and 1.95% for the six-months ended March 31, 2024, 1.91% and 1.91% for the year ended September 30, 2023, 1.65% and 1.65% for the year ended September 30, 2022, 1.73% and 1.78% for the year ended September 30, 2021, 1.74% and 1.69% for the year ended September 30, 2020, and 1.62% and 1.62% for the year ended September 30, 2019, respectively.
(5)The net investment income ratios include dividends and interest on securities sold short and/or other extraordinary expenses.

(6)The portfolio turnover rate is calculated without regard to short positions intended to be held for less than a year and most derivatives. If such instruments were included, the portfolio turnover rate might be significantly higher.
(7)Annualized.

Leuthold Global Fund - Institutional - GLBIX
Financial Highlights

	Six-Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2019
	(unaudited)
Per Share Data(1):
Net asset value, beginning of year	$9.04		$8.67	$9.86	$8.38		$8.21		$9.23
Income (loss) from investment operations:
Net investment income (loss)(2)	0.06		0.19	0.12	(0.04)		0.02		0.04
Net realized and unrealized gains (losses) on investments and securities sold short	0.92		0.61	(1.07)	1.54		0.21		(0.39)
Total from investment operations	0.98		0.80	(0.95)	1.50		0.23		(0.35)

Less distributions:
From net investment income	(0.23)		(0.10)	(0.05)	(0.02)		(0.06)		(0.03)
From net realized gains	—		(0.33)	(0.19)	—		—		(0.64)
Total distributions	(0.23)		(0.43)	(0.24)	(0.02)		(0.06)		(0.67)

Redemption fees (3)			—	—	0.00	(3)	0.00	(3)	0.00	(3)
Net asset value, end of year	$9.79		$9.04	$8.67	$9.86		$8.38		$8.21

Total Return	10.90%		9.26%	(9.90%)	17.96%		2.79%		(3.70%)

Supplemental data and ratios:
Net assets, end of period (thousands)	$19,495		$20,464	$20,143	$22,939		$21,097		$45,677
Ratio of expenses to average net assets(4)
Before expense reimbursement and recovery	1.99%	(7)	1.91%	1.87%	1.90%		1.73%		1.63%
After expense reimbursement and recovery	1.99%	(7)	1.91%	1.87%	1.95%		1.69%		1.63%
Ratio of net investment income (loss) to average net assets(5)
Before expense reimbursement and recovery	1.35%	(7)	2.12%	1.28%	(0.40%)		0.17%		0.52%
After expense reimbursement and recovery	1.35%	(7)	2.12%	1.28%	(0.45%)		0.21%		0.52%
Portfolio turnover rate(6)	17.58%		67.20%	54.13%	49.39%		55.31%		93.77%

(1)For a share outstanding throughout the period. Rounded to the nearest cent.
(2)Net investment income (loss) per share is calculated based on average shares outstanding.
(3)Amount represents less than $0.005 per share.
(4)The ratio of expenses to average net assets includes dividends and interest on securities sold short and other extraordinary expenses. The expense ratios excluding dividends and interest on securities sold short and other extraordinary expenses before and after expense reimbursement and recovery were 1.70% and 1.70% for the six-months ended March 31, 2024, 1.66% and 1.66% for the year ended September 30, 2023, 1.57% and 1.57% for the year ended September 30, 2022, 1.66% and 1.71% for the year ended September 30, 2021, 1.53% and 1.49% for the year ended September 30, 2020, and 1.37% and 1.37% for the year ended September 30, 2019, respectively.
(5)The net investment income ratios include dividends and interest on securities sold short and/or other extraordinary expenses.

(6)The portfolio turnover rate is calculated without regard to short positions intended to be held for less than a year and most derivatives. If such instruments were included, the portfolio turnover rate might be significantly higher.
(7)Annualized.

Leuthold Select Industries ETF - LST
Financial Highlights

	Six-Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
	(unaudited)
Per Share Data(1):
Net asset value, beginning of year	$32.15		$26.69	$33.85	$27.06	$25.02	$27.31
Income (loss) from investment operations:
Net investment income (loss)(2)	(0.05)		0.10	0.09	(0.10)	(0.04)	(0.03)
Net realized and unrealized gains on investments	7.74		5.80	(5.09)	8.85	2.81	(0.16)
Total from investment operations	7.69		5.90	(5.00)	8.75	2.77	(0.19)

Less distributions:
From net investment income	—		(0.44)	(0.08)	—	—	—
From net realized gains	(1.29)		—	(2.08)	(1.96)	(0.73)	(2.10)
Total distributions	1.29		(0.44)	(2.16)	(1.96)	(0.73)	(2.10)
Net asset value, end of year	$38.55		$32.15	$26.69	$33.85	$27.06	$25.02

Total Return	24.68%		22.23%	(16.21%)	34.14%	11.28%	(0.19%)

Supplemental data and ratios:
Net assets, end of period (thousands)	$19,269		$13,611	$11,965	$14,741	$8,677	$11,784
Ratio of expenses to average net assets:
Before expense reimbursement and recovery	1.72%	(3)(5)	1.87%	1.86%	2.03%	2.75%	1.77%
After expense reimbursement and recovery	1.51%	(3)(5)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement and recovery	(0.49%)	(4)(5)	(0.04%)	(0.07%)	(0.84%)	(1.40%)	(0.39%)
After expense reimbursement and recovery	(0.28%)	(4)(5)	0.33%	0.29%	(0.31%)	(0.16%)	(0.12%)
Portfolio Turnover	14.73%		103.61%	105.72%	62.93%	73.99%	72.87%

(1)For a share outstanding throughout the period. Rounded to the nearest cent.
(2)Net investment income (loss) per share is calculated based on average shares outstanding.
(3)The ratio of expenses to average net assets includes other extraordinary expenses. The expense ratios excluding other extraordinary expenses before and after expense reimbursement and recovery were 1.70% and 1.50% for the six-months ended March 31, 2024.
(4)    The net investment income ratios include other extraordinary expenses.
(5)    Annualized.

Leuthold Grizzly Short Fund - GRZZX
Financial Highlights

	Six-Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
	(unaudited)
Per Share Data(1):
Net asset value, beginning of year	$7.39		$9.25	$7.15	$10.82	$16.15	$17.65
Income (loss) from investment operations:
Net investment income (loss)(2)	0.25		0.39	(0.10)	(0.23)	(0.31)	0.19
Net realized and unrealized losses on investments and securities sold short	(1.04)		(1.95)	2.20	(3.44)	(5.01)	(1.54)
Total from investment operations	(0.79)		(1.56)	2.10	(3.67)	(5.32)	(1.35)

Less distributions:
From net investment income	(0.31)		(0.30)	—	—	(0.01)	(0.15)
From net realized gains	—		—	—	—	—	—
Total distributions	(0.31)		(0.30)	—	—	(0.01)	(0.15)
Net asset value, end of year	$6.29		$7.39	$9.25	$7.15	$10.82	$16.15

Total Return	(10.72%)		(16.77%)	29.37%	(33.92%)	(32.96%)	(7.62%)

Supplemental data and ratios:
Net assets, end of period (thousands)	$67,416		$110,330	$197,384	$60,697	$123,140	$92,238
Ratio of expenses to average net assets(3)	2.92%	(6)	2.71%	2.68%	2.93%	2.84%	2.61%
Ratio of net investment income (loss) to average net assets(4)	7.20%	(6)	4.99%	(1.22%)	(2.93%)	(2.23%)	1.08%
Portfolio turnover rate(5)	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%

(1)For a share outstanding throughout the period. Rounded to the nearest cent.
(2)Net investment income (loss) per share is calculated based on average shares outstanding.
(3)The ratio of expenses to average net assets includes dividends and interest on securites sold short and other extraordinary expenses. The expense ratios excluding dividends and interest on securities sold short and other extraordinary expenses1.65% for the six-months ended March 31, 2024, were 1.63% for the year ended September 30, 2023, 1.61% for the year ended September 30, 2022, 1.68% for the year ended September 30, 2021, 1.24% for the year ended September 30, 2020, and 1.60% for the year ended September 30, 2019.
(4)The net investment income ratios include dividends and interest on securities sold short and/or other extraordinary expenses.
(5)The portfolio turnover rate is calculated without regard to short positions intended to be held for less than a year and most derivatives. If such instruments were included, the portfolio turnover rate might be significantly higher.
(6)Annualized.

Leuthold Core ETF - LCR
Financial Highlights

	Six-Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Period Ended September 30, 2020 (1)
	(unaudited)
Per Share Data(2):
Net asset value, beginning of period	$30.30		$27.49	$30.06	$26.63	$25.00
Income (loss) from investment operations:
Net investment income (3)	0.29		0.51	0.26	0.06	0.08
Net realized and unrealized gains (losses) on investments and securities sold short	3.61		2.52	(2.76)	3.55	1.55
Total from investment operations	3.90		3.03	(2.50)	3.61	1.63

Less distributions:
From net investment income	(0.51)		(0.22)	(0.07)	(0.18)	—
From net realized gains	—		—	—	—	—
Total distributions	(0.51)		(0.22)	(0.07)	(0.18)	—
Net asset value, end of period	$33.69		$30.30	$27.49	$30.06	$26.63

Total Return	12.99%		11.03%	(8.34%)	13.59%	6.52%

Supplemental data and ratios:
Net assets, end of period (thousands)	$85,919		$66,659	$35,741	$15,030	$11,317
Ratio of expenses to average net assets:
Before expense reimbursement and recovery	0.74%	(4)(6)	0.73%	0.98%	1.43%	3.31%	(6)
After expense reimbursement and recovery	0.66%	(4)(6)	0.65%	0.65%	0.65%	0.65%	(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement and recovery	1.77%	(5)(6)	1.63%	0.55%	(0.59%)	(2.23%)	(6)
After expense reimbursement and recovery	1.84%	(5)(6)	1.71%	0.88%	0.19%	0.43%	(6)
Portfolio Turnover	16.13%		50.36%	31.03%	70.83%	47.53%

(1)Fund commenced operations on January 6, 2020. Information presented is for the period January 6, 2020 through September 30, 2020.
(2)For a share outstanding throughout the period. Rounded to the nearest cent.
(3)Net investment income (loss) per share is calculated based on average shares outstanding.
(4)The ratio of expenses to average net assets includes other extraordinary expenses. The expense ratios excluding other extraordinary expenses before and after expense reimbursement and recovery were 1.70% and 1.50% for the six-months ended March 31, 2024.
(5)The net investment income ratios include other extraordinary expenses
(6)Annualized.

STATEMENT OF ADDITIONAL INFORMATION
TO THE
REGISTRATION STATEMENT ON FORM N-14 FILED BY:

Managed Portfolio Series
on behalf of its series
Leuthold Core Investment Fund (“Acquiring Core Fund”)
Leuthold Global Fund (“Acquiring Global Fund”)
Leuthold Select Industries ETF (“Acquiring Select Industries ETF”)
Leuthold Grizzly Short Fund (“Acquiring Grizzly Fund”)
Leuthold Core ETF (“Acquiring Core ETF”)
(each, an “Acquiring Fund”, together the “Acquiring Funds”)

615 East Michigan Street
Milwaukee, Wisconsin 53202

Relating to the [December 12], 2024 Special Meeting of Shareholders of:
Leuthold Core Investment Fund (“Target Core Fund”)
Leuthold Global Fund (“Target Global Fund”)
Leuthold Select Industries Fund (“Target Select Industries Fund”)
Leuthold Grizzly Short Fund (“Target Grizzly Fund”)
Leuthold Core ETF (“Target Core ETF”)
each series of Leuthold Funds, Inc.
(each, a “Target Fund”, together the “Target Funds”)

[ ], 2024

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated [ ], 2024, relating specifically to the Special Meeting of Shareholders of the Target Funds to be held on [December 12], 2024 (the “Proxy Statement/Prospectus”). Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling [ ].

CONTENTS OF THE SAI

This SAI consists of the cover page and the information set forth below. The Acquiring Funds have not commenced operation as of the date of this SAI. Accordingly, the financial statements for the Acquiring Funds are not available. Copies of the Acquiring Funds’ annual and semi-annual reports, may be obtained when available, without charge, by visiting https://www.[ ].com.

The Acquiring Funds may be referred to in this SAI as a “Fund” or the “Funds.”
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GENERAL INFORMATION

This Statement of Additional Information relates to:(a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Funds by the corresponding Acquiring Funds in exchange for shares of the Acquiring Funds; (b) the distribution of shares of the corresponding share class of each Acquiring Fund to the shareholders of the corresponding Target Fund; and (c) the liquidation and termination of the Target Funds (the “Reorganizations”). Target Fund shareholders will receive shares of the Acquiring Fund as set forth in the table below:

Target Fund Class	Corresponding Acquiring Fund Class
Target Core Fund - Retail Class Shares	Acquiring Core Fund - Retail Class Shares
Target Core Fund - Institutional Class Shares	Acquiring Core Fund - Institutional Class Shares
Target Global Fund - Retail Class Shares	Acquiring Global Fund - Retail Class Shares
Target Global Fund - Institutional Class Shares	Acquiring Global Fund - Institutional Class Shares
Target Select Industries Fund	Acquiring Select Industries ETF
Target Grizzly Fund	Acquiring Grizzly Fund
Target Core ETF	Acquiring Core ETF

Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this Statement of Additional Information.

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION

The Acquiring Funds are each a series of Managed Portfolio Series (the “Acquiring Entity” or the "Trust"). This Statement of Additional Information incorporates by reference the following documents, which have been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

•Statement of Additional Information dated January 31, 2023 for the Target Funds (the “Target Fund SAI”) (File No. 811-09094)
•Statement of Additional Information dated [September 27, 2024] for the Acquiring Funds (“Acquiring Fund SAI”) (File No. 811-22525)
•The audited financial statements and related report of the independent public accounting firm included in the Target Funds’ Annual Report to Shareholders for the fiscal year ended September 30, 2023 (“Target Fund Annual Report”). Only the audited financial statements and related report of the independent registered public accounting firm included in the Target Fund Annual Report are incorporated herein by reference and no other parts of the Target Fund Annual Report are incorporated by reference.
•The Target Funds’ Semi-Annual Report to Shareholders for the fiscal period ended March 31, 2024.

SUPPLEMENTAL FINANCIAL INFORMATION

Under the Agreement and Plan of Reorganization, the Target Funds are proposed to be reorganized into the Acquiring Funds. A table showing the fees and expenses of each of the Acquired Fund and Target
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Fund and the fees and expenses of the Acquiring Funds on a pro forma basis after giving effect to the proposed Reorganization is included in the section titled “How do the Funds’ Expenses Compare?” of the Prospectus/Proxy Statement. The Target Funds will be the accounting survivors of the Reorganizations, meaning that each Acquiring Fund will assume the financial and performance history of the corresponding Target Fund. Additionally, there are no material differences in accounting policies of the Target Funds as compared to those of the Acquiring Funds.

The Reorganizations are not expected to result in a material change to the Target Funds' investment portfolio due to the investment restrictions of the Acquiring Funds. Accordingly, a schedule of investments of the Target Funds modified to reflect such changes is not included.

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PART C: OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

ITEM 16. EXHIBITS:

(1)	(a)	Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 4, 2011
(b)
Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference from Post-Effective Amendment No. 314 to Registrant’s Registration Statement on Form N-1A filed on October 24, 2017

(2)		Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(3)		Not applicable.
(4)		Form of Agreement and Plan of Reorganization is attached as Exhibit B to the Proxy Statement/Prospectus contained in this Registration Statement.
(5)		Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011
(6)	(a)	Form of Investment Advisory Agreement between the Trust, on behalf of the Leuthold Funds and Leuthold – filed herewith
	(b)	Form of Operating Expenses Limitation Agreement between the Trust, on behalf of the Leuthold Funds, and Leuthold – filed herewith
(7)	(a)	Mutual Fund Distribution Agreement between the Trust and Quasar Distributors, LLC – incorporated by reference to the Registrant's Registration Statement on Form N-1A filed on March 18, 2022.
	(b)	From of Amendment to the Mutual Fund Distribution Agreement on behalf of the Leuthold Funds - filed herewith
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	(c)		ETF Distribution Agreement between the Trust and Quasar Distributors, LLC - incorporated by reference to the Registration Statement on Form N-1A filed on December 20, 2021.
	(d)		Form of Amendment to the ETF Distribution Agreement on behalf of the Leuthold ETFs - filed herewith
(8)			Not applicable.
(9)	(a)		Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on May 26, 2023.
	(b)		Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – filed herewith.
(10)	(a)		Rule 12b-1 Plan – filed herewith.
	(b)		Rule 18f-3 Plan – filed herewith.
(11)			Form of Opinion and Consent of Counsel by Stradley Ronon Stevens & Young LLP for the Leuthold Funds – filed herewith.
(12)			Form of Opinion and Consent of Stradley Ronon Stevens & Young LLP regarding tax matters – filed herewith.
(13)	(a)		Fund Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 26, 2023.
		(i)	Amendment to the Fund Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – filed herewith.
(14)			Consent of Independent Registered Public Accounting Firm – filed herewith.
(15)			Not Applicable.
(16)			Powers of Attorney for Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson dated November 10, 2023 – filed herewith.
(17)	(a)		Shareholder Servicing Plan — filed herewith.
	(b)		Form of Proxy Card – filed herewith.

ITEM 17. UNDERTAKINGS:
(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.
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SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of Milwaukee, State of Wisconsin on the 24th day of September, 2024.

Managed Portfolio Series

By: /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer
President

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 24th day of September, 2024.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	Leonard M. Rush*	Trustee
Leonard M. Rush

	David M. Swanson*	Trustee
David M. Swanson

	/s/ Brian R. Wiedmeyer	President and Principal Executive Officer
Brian R. Wiedmeyer

	/s/ Benjamin Eirich	Treasurer, Principal Financial Officer and Principal Accounting Officer
Benjamin Eirich

*By:	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Attorney-In-Fact pursuant to Power of Attorney
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